SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                        Post-Effective Amendment No. 25                 [X]
                             (File No. 33-11165)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 25                          [X]
                             (File No. 811-4298)
                        (Check appropriate box or boxes.)


                            Exact Name of Registrant:
                     IDS Life Variable Life Separate Account

                               Name of Depositor:
                           IDS LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           70100 AXP Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                           50607 AXP Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on May 1, 2003 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2003

AMERICAN EXPRESS

VARIABLE UNIVERSAL LIFE(SM)


INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


ISSUED BY: IDS LIFE INSURANCE COMPANY (IDS LIFE)
           70100 AXP Financial Center
           Minneapolis, MN 55474
           Phone: (800) 862-7919
           Web site address: americanexpress.com

           IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

This prospectus contains information that you should know about the life insurance policy before investing in American Express Variable Universal Life(SM) (VUL).

The purpose of the policy is to provide life insurance protection on the life of the insured and to potentially build policy value. Each policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:

-    A fixed account to which we credit interest.

-    Subaccounts that invest in underlying funds.


Prospectuses are available for the funds that are investment options under this policy. Please read all prospectuses carefully and keep them for future reference.

The policy may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

IDS Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

-    Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

TABLE OF CONTENTS


POLICY BENEFITS AND RISKS                                                      3
     Policy Benefits                                                           3
     Policy Risks                                                              5
     Fund Risks                                                                6
FEE TABLES                                                                     7
     Transaction Fees                                                          7
     Charges Other than Fund Operating Expenses                                8
     Annual Operating Expenses of the Funds                                   10
LOADS, FEES AND CHARGES                                                       13
     Premium Expense Charge                                                   13
     Monthly Deduction                                                        13
     Surrender Charge                                                         14
     Partial Surrender Charge                                                 15
     Mortality and Expense Risk Charge                                        15
     Transaction Charge                                                       16
     Transfer Charge                                                          16
     Annual Operating Expenses of the Funds                                   16
     Effect of Loads, Fees and Charges                                        16
     Other Information on Charges                                             16
IDS LIFE                                                                      16
THE VARIABLE ACCOUNT                                                          16
THE FUNDS                                                                     17
     Relationship Between Funds and Subaccounts                               24
     Substitution of Investments                                              24
     Voting Rights                                                            24
THE TRUST                                                                     24
     Trust Maturity                                                           25
     Roles of Salomon Smith Barney Inc. and IDS Life                          25
THE FIXED ACCOUNT                                                             25
PURCHASING YOUR POLICY                                                        25
     Application                                                              25
     Premiums                                                                 26
POLICY VALUE                                                                  26
     Fixed Account                                                            26
     Subaccounts                                                              26
KEEPING THE POLICY IN FORCE                                                   28
     Death Benefit Guarantee                                                  28
     Grace Period                                                             28
     Reinstatement                                                            28
     Exchange Right                                                           28
PROCEEDS PAYABLE UPON DEATH                                                   29
     Change in Death Benefit Option                                           29
     Changes in Specified Amount                                              29
     Misstatement of Age or Sex                                               31
     Suicide                                                                  31
     Beneficiary                                                              31
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS                           31
     Restrictions on Transfers                                                31
     Fixed Account Transfer Policies                                          32
     Minimum Transfer Amounts                                                 32
     Maximum Transfer Amounts                                                 32
     Maximum Number of Transfers Per Year                                     32
     Automated Transfers                                                      32
     Automated Dollar-Cost Averaging                                          33
     Asset Rebalancing                                                        33
POLICY LOANS                                                                  34
     Minimum Loan Amounts                                                     34
     Maximum Loan Amounts                                                     34
     Allocation of Loans to Accounts                                          34
     Repayments                                                               34
     Overdue Interest                                                         34
     Effect of Policy Loans                                                   34
POLICY SURRENDERS                                                             34
     Total Surrenders                                                         34
     Partial Surrenders                                                       35
TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER                             35
PAYMENT OF POLICY PROCEEDS                                                    36
     Payment Options                                                          36
     Deferral of Payments                                                     36
FEDERAL TAXES                                                                 36
     IDS Life's Tax Status                                                    37
     Taxation of Policy Proceeds                                              37
     Modified Endowment Contracts                                             38
     Other Tax Considerations                                                 38
LEGAL PROCEEDINGS                                                             39
KEY TERMS                                                                     39
FINANCIAL STATEMENTS                                                          40


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS


      POLICY BENEFIT                       WHAT IT MEANS                                         HOW IT WORKS
DEATH BENEFIT                We will pay a benefit to the beneficiary of    The relationship between the policy value and the death
                             the policy when the insured dies. Before the   benefit depends on which of two death benefit options
                             insured's attained insurance age 100, your     you choose:
                             policy's death benefit can never be less than
                             the specified amount unless you change that    - OPTION 1 (LEVEL AMOUNT): The death benefit is the
                             amount or your policy has outstanding            greater of the specified amount or a percentage of
                             indebtedness.                                    policy value.

                                                                            - OPTION 2 (VARIABLE AMOUNT): The death benefit is the
                                                                              greater of the specified amount plus the policy value,
                                                                              or a percentage of policy value.

                                                                            You may change the death benefit option or specified
                                                                            amount within certain limits, but doing so generally
                                                                            will affect policy charges.

MATURITY BENEFIT             If the insured is alive at insurance age 100,  The policy matures at the insured's attained insurance
                             the policy ends.                               age 100. We pay you the cash surrender value as a
                                                                            maturity benefit.

OPTIONAL INSURANCE BENEFITS  You may add optional benefits to your policy   AVAILABLE RIDERS YOU MAY ADD:
                             at an additional cost, in the form of riders
                             (if you meet certain requirements). The        - ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS
                             amounts of these benefits do not vary with       (ABRTI): If the insured is terminally ill and death is
                             investment experience of the variable            expected to occur within six months, the rider
                             account. Certain restrictions apply and are      provides that you can withdraw a portion of the death
                             clearly described in the applicable rider.       benefit prior to death. This rider is not available in
                                                                              all states.

                                                                            - ACCIDENTAL DEATH BENEFIT RIDER (ADB): ADB provides an
                                                                              additional death benefit if the insured's death is
                                                                              caused by accidental injury.

                                                                            - AUTOMATIC INCREASE BENEFIT RIDER (AIB): AIB provides
                                                                              an increase in the specified amount at a designated
                                                                              percentage on each policy anniversary until the
                                                                              earlier of 10 years from the issue date of the rider
                                                                              or the insured's attained insurance age 65.

                                                                            - CHILDREN'S INSURANCE RIDER (CIR): CIR provides level
                                                                              term coverage on each eligible child.

                                                                            - OTHER INSURED RIDER (OIR): OIR provides a level,
                                                                              adjustable death benefit on the life of each other
                                                                              insured covered.

                                                                            - WAIVER OF MONTHLY DEDUCTION RIDER (WMD): Under WMD, we
                                                                              will waive the monthly deduction if the insured
                                                                              becomes totally disabled before age 60.

DEATH BENEFIT                Your policy will not lapse (end without        DEATH BENEFIT GUARANTEE: The policy has a DBG option,
GUARANTEE (DBG)              value) if the DBG is in effect, even if the    which guarantees the policy will not lapse before the
                             cash surrender value is less than the amount   insured's attained insurance age 70 (or five years from
                             needed to pay the monthly deduction.           the policy date, if later). The DBG remains in effect if
                                                                            you meet certain premium requirements and indebtedness
                                                                            does not exceed the policy value minus surrender
                                                                            charges.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

      POLICY BENEFIT                       WHAT IT MEANS                                         HOW IT WORKS
FLEXIBLE PREMIUMS            You choose when to pay premiums and how much   When you apply for your policy, you state how much you
                             premium to pay.                                intend to pay and whether you will pay quarterly,
                                                                            semiannually or annually. You may also make additional,
                                                                            unscheduled premium payments subject to certain limits.
                                                                            We may refuse premiums in order to comply with the Code.
                                                                            Although you have flexibility in paying premiums, the
                                                                            amount and frequency of your payments will affect the
                                                                            policy value, cash surrender value and the length of
                                                                            time your policy will remain in force as well as affect
                                                                            whether the DBG remains in effect.

RIGHT TO EXAMINE YOUR        You may return your policy for any reason and  You may mail or deliver the policy to IDS Life's home
POLICY ("FREE LOOK")         receive a full refund of all premiums paid.    office or to your sales representative with a written
                                                                            request for cancellation by the 10th day after you
                                                                            receive it (15th day in Colorado, 20th day in Idaho and
                                                                            North Dakota) or the 45th day after you sign your
                                                                            application. On the date your request is postmarked or
                                                                            received, the policy will immediately be considered void
                                                                            from the start.

                                                                            Under our current administrative practice, your request
                                                                            to cancel the policy under the "Free Look" provision
                                                                            will be honored if received at our home office within 30
                                                                            days from the latest of the following dates:

                                                                            - The date we mail the policy from our office

                                                                            - The policy date (only if the policy is issued in
                                                                              force)

                                                                            - The date your sales representative delivers the policy
                                                                              to you as evidenced by our policy delivery receipt,
                                                                              which you must sign and date.

                                                                            We reserve the right to change or discontinue this
                                                                            administrative practice at any time.

EXCHANGE RIGHT               For two years after the policy is issued, you  Because the policy itself offers a fixed return option,
                             can exchange it for one that provides          all you need to do is transfer all of the policy value
                             benefits that do not vary with the investment  in the subaccounts to the fixed account. This exchange
                             return of the subaccounts.                     does not require our underwriting approval. We do not
                                                                            issue a new policy. State restrictions may apply.

INVESTMENT CHOICES           You may direct your net premiums or transfer
                             your policy's value to:

                             - THE VARIABLE ACCOUNT which consists of       - UNDER THE VARIABLE ACCOUNT your policy's value may
                               subaccounts, each of which invests in a        increase or decrease daily, depending on the
                               fund with a particular investment objective    investment return. No minimum amount is guaranteed. On
                               or a unit investment trust which invests in    the maturity date of the trust, it is anticipated but
                               a designated portfolio of U.S. Government      not guaranteed that each 1,000 units of the trust will
                               Securities. The trust matures in 2004; or      be redeemed for $1,000.

                             - THE FIXED ACCOUNT which is our general       - THE FIXED ACCOUNT earns interest rates that we adjust
                               investment account.                            periodically. This rate will never be lower than 4.5%.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

      POLICY BENEFIT                       WHAT IT MEANS                                         HOW IT WORKS
SURRENDERS                   You may cancel the policy while it is in       The cash surrender value is the policy value minus
                             force and receive its cash surrender value or  indebtedness minus any applicable surrender charges.
                             take a partial surrender out of your policy.   Partial surrenders are available within certain limits
                                                                            for a fee.

LOANS                        You may borrow against your policy's cash      Your policy secures the loan.
                             surrender value.

TRANSFERS                    You may transfer your  policy's value.         You may, at no charge, transfer policy value from one
                                                                            subaccount to another or between subaccounts and the
                                                                            fixed account. Certain restrictions may apply to
                                                                            transfers. You can also arrange for automated
                                                                            transfers among the fixed account and subaccounts.

POLICY RISKS


       POLICY RISK                            WHAT IT MEANS                                   WHAT CAN HAPPEN
INVESTMENT RISK              You direct your net premiums or transfer your  - You can lose cash values due to adverse investment
                             policy's value to a subaccount that may drop     experience.  No minimum amount is guaranteed under the
                             in value.                                        subaccounts of the variable account.

                                                                            - Your death benefit under Option 2 may be lower due to
                                                                              adverse investment experience.

                                                                            - Your policy could lapse due to adverse investment
                                                                              experience if the DBG is not in effect and you do
                                                                              not pay premium needed to maintain coverage.

                             You transfer your policy's value between       - The value of the subaccount from which you
                             subaccounts.                                     transferred could increase while the value of the
                                                                              subaccount to which you transferred could decrease.

RISK OF LIMITED POLICY       The policy is not suitable as a short-term     - If you are unable to afford the premiums needed to
VALUES IN EARLY YEARS        investment.                                      keep the policy in force for a long period of time,
                                                                              your policy could lapse with no value.

                             Your policy has little or no cash surrender    - Surrender charges significantly reduce policy value
                             value in the early policy years.                 during the first five policy years. Poor investment
                                                                              performance can also significantly reduce policy
                                                                              values. During early policy years the cash surrender
                                                                              value may be less than the premiums you pay for the
                                                                              policy.

                             Your ability to take partial surrenders is     - You cannot take partial surrenders during the first
                             limited.                                         policy year.

LAPSE RISK                   You do not pay the premiums needed to          - We will not pay a death benefit if your policy lapses.
                             maintain coverage.

                             Your policy may lapse due to surrender         - Surrender charges affect the surrender value, which
                             charges.                                         is a measure we use to determine whether your
                                                                              contract will enter a grace period (and possibly
                                                                              lapse). A partial surrender will reduce the policy
                                                                              value, will reduce the death benefit and may
                                                                              terminate the DBG.

                             You take a loan against  your policy.          - Taking a loan increases the risk that your policy
                                                                              will lapse, will have a permanent effect on the
                                                                              policy value, will reduce the death benefit and may
                                                                              terminate the DBG.

                             Your policy can lapse due to poor investment   - Your policy could lapse due to adverse investment
                             performance.                                     experience if the DBG is not in effect and you do
                                                                              not pay premium needed to maintain coverage.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

       POLICY RISK                            WHAT IT MEANS                                   WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK    You drop another policy to buy this one.       - You may pay surrender charges on the policy you
                                                                              drop.

                                                                            - This policy has surrender charges, which may extend
                                                                              beyond those in the policy you drop.

                                                                            - You will be subject to new incontestability and
                                                                              suicide periods.

                                                                            - You may be in a higher insurance risk-rating
                                                                              category now and you may pay higher premiums.

                             You use cash values or dividends from another  - If you borrow from another policy to buy this one,
                             policy to buy this one.                          the loan reduces the death benefit on the other
                                                                              policy. If you fail to repay the loan and accrued
                                                                              interest, you could lose the other coverage and you
                                                                              may be subject to income tax if the policy ends with
                                                                              a loan against it.

                                                                            - The exchange may have adverse tax consequences.

TAX RISK                     Congress may change current tax law at any     - You could lose any or all of the specific federal
                             time.                                            income tax attributes and benefits of a life
                                                                              insurance policy including tax-deferred accrual of
                             The Internal Revenue Service (IRS) may change    cash values and income tax free death benefits.
                             how it interprets tax law.

                             The policy fails to qualify as life insurance  - Increases in cash value are taxable as ordinary
                             for federal income tax purposes.                 income. Your beneficiary may have to pay income tax
                                                                              on part of the death benefit.

                             Certain changes you make to the policy may     - Cash values taken from or assigned under a modified
                             cause it to become a "modified endowment         endowment contract before the owner's age 591/2 will
                             contract" for federal income tax purposes.       be subject to a 10% penalty tax in most cases in
                                                                              addition to federal income taxes.

                             The IRS determines that you, not the Variable  - You may be taxed on the income of each subaccount to
                             Account, are the owner of the fund shares        the extent of your investment.
                             held by our Variable Account.

                             You buy this policy to fund a tax-deferred     - The tax-deferred accrual of cash values provided by
                             retirement plan.                                 the policy is unnecessary because tax deferral is
                                                                              provided by the tax-deferred retirement plan.


Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may be authorized to offer you several different variable life insurance policies in addition to those described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS


A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's or the trust's prospectus. Please refer to the prospectuses for the funds and/or the trust for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES. Because the trust invests in a specified portfolio, it has no investment adviser.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES


         CHARGE                          WHEN CHARGE IS DEDUCTED                              AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE*      When you pay premium.                          5% of each premium payment.

SURRENDER CHARGE**           When you surrender your policy for its full    RATE PER $1,000 OF THE INITIAL SPECIFIED AMOUNT:
                             cash surrender value, or the policy lapses,
                             during the first ten years and for ten years   MINIMUM: $5.11 -- Female, Standard, Age 1
                             after requesting an increase in the specified
                             amount.                                        MAXIMUM: $47.51 -- Male, Standard, Age 85

                                                                            REPRESENTATIVE INSURED: $9.01 -- Male, Nonsmoker, Age 40

PARTIAL SURRENDER CHARGE     When you surrender part of the value of your   The lesser of:
                             policy.                                        - $25; or
                                                                            - 2% of the amount surrendered.

TRANSFER CHARGE              Upon transfer, if we impose a limit of five    MAXIMUM: Up to $25 per transfer in excess of five.
                             transfers per year by mail or phone per
                             policy year.                                   CURRENT: No charge.

ACCELERATED BENEFIT RIDER    Upon payment of  Accelerated Benefit.          GUARANTEED: The greater of $300 or 1% of the Initial
FOR TERMINAL ILLNESS CHARGE                                                 Accelerated Benefit per payment.

                                                                            CURRENT: $0 per payment.

FEES FOR EXPRESS MAIL AND    When we pay policy proceeds by express mail    - $15 -- United States
WIRE TRANSFERS OF LOAN       or wire transfer.
PAYMENTS AND SURRENDERS                                                     - $30 -- International



* A sales charge of 2.5% and a premium tax charge of 2.5% make up the premium expense charge.

** This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or phone number shown on the first page of this prospectus.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


CHARGES OTHER THAN FUND OPERATING EXPENSES


         CHARGE                          WHEN CHARGE IS DEDUCTED                              AMOUNT DEDUCTED
COST OF INSURANCE CHARGES*   Monthly.                                       Monthly rate per $1,000 of net amount risk:

                                                                            MINIMUM: $.05 -- Female, Standard, Age 10

                                                                            MAXIMUM: $40.64 -- Male, Smoker, Age 99

                                                                            REPRESENTATIVE INSURED: $.19 -- Male, Nonsmoker, Age 40

POLICY FEE                   Monthly.                                       GUARANTEED: $7.50 per month.

                                                                            CURRENT:

                                                                            FOR POLICIES PURCHASED ON OR AFTER MAY 1, 1991 WITH AN
                                                                            INITIAL SPECIFIED AMOUNT OF $350,000 OR GREATER:

                                                                            - $2.50 per month
                                                                            - $0 per month for policies purchased in New Jersey

                                                                            FOR ALL OTHER POLICIES:

                                                                            - $7.50 per month
                                                                            - $5 per month for policies purchased in New Jersey

DEATH BENEFIT GUARANTEE      Monthly.                                       The monthly rate is .01 per $1,000 of the current
CHARGE**                                                                    specified amount and .01 per $1,000 of coverage under
                                                                            the OIR.

MORTALITY AND EXPENSE RISK   Daily.                                         GUARANTEED: .90% of the average daily net asset value
CHARGE                                                                      of the subaccounts for all policy years.

TRANSACTION CHARGE           Daily.                                         MAXIMUM: .50% of the value of the subaccounts investing
                                                                            in the trust.

                                                                            CURRENT: .25% of the value of the subaccounts investing
                                                                            in the trust.

INTEREST RATE ON LOANS       When loan is taken.                            GUARANTEED: 6.1% payable in advance for all policy
                                                                            years. Equivalent to 6.5% effective rate.

                                                                            CURRENT:

                                                                            FOR POLICIES PURCHASED BEFORE MAY, 1, 1993 (BEFORE
                                                                            OCTOBER 1, 1993 IN NEW JERSEY):

                                                                            - 6.1% payable in advance for all policy years.
                                                                              Equivalent to 6.5% effective rate.

                                                                            FOR POLICIES PURCHASED ON OR AFTER MAY 1, 1993:

                                                                            - 6.1% payable in advance for policy years 1-10.

                                                                            - 4.3% payable in advance for policy years 11+.
                                                                              Equivalent to a 4.5% effective rate.

INTEREST RATE ON PAYMENTS    Annually, payable at the end of each policy    GUARANTEED:
UNDER ACCELERATED BENEFIT    year.
RIDER FOR TERMINAL ILLNESS                                                  - As set forth immediately above for that part of the
(ABRTI)                                                                       Accelerated Benefit which does not exceed the policy
                                                                              value available for loan when an Accelerated Benefit
                                                                              is requested.

                                                                            - For that part of an Accelerated Benefit which
                                                                              exceeds the policy value available for loan when the
                                                                              Accelerated Benefit is requested, the greater of the
                                                                              current yield on 90 day Treasury bills, the current
                                                                              maximum statutory adjustable policy loan interest
                                                                              rate expressed as an annual effective rate or if the
                                                                              policy has a loan provision, the policy loan
                                                                              interest rate expressed as an effective annual rate.


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or phone number shown on the first page of this prospectus.

** This charge is deducted only while the DBG is in effect during the first five policy years or until the insured's attained insurance age 70, whichever is later.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

         CHARGE                          WHEN CHARGE IS DEDUCTED                              AMOUNT DEDUCTED
ACCIDENTAL DEATH BENEFIT     Monthly.                                       MONTHLY RATE PER $1,000 OF ACCIDENTAL DEATH BENEFIT
RIDER (ADB)*                                                                AMOUNT:

                                                                            MINIMUM: $.04 -- Female, Age 5

                                                                            MAXIMUM: $.16 -- Male, Age 69

                                                                            REPRESENTATIVE INSURED: $.08 -- Male, Nonsmoker, Age 40

AUTOMATIC INCREASE BENEFIT   No charge.                                     No charge for this rider, however, the additional
RIDER (AIBR)                                                                insurance added by the rider is subject to monthly cost
                                                                            of insurance charges.

CHILDREN'S INSURANCE RIDER   Monthly.                                       MONTHLY RATE PER $1,000 OF CIR SPECIFIED AMOUNT:
(CIR)                                                                       $.58

OTHER INSURED RIDER (OIR)*   Monthly.                                       MONTHLY RATE PER $1,000 OF OIR SPECIFIED AMOUNT:

                                                                            MINIMUM: $.05 -- Female, Standard, Age 10

                                                                            MAXIMUM: $40.64 -- Male, Smoker, Age 99

                                                                            REPRESENTATIVE INSURED: $.19 -- Male, Nonsmoker, Age 40

WAIVER OF MONTHLY DEDUCTION  Monthly.                                       MONTHLY RATE PER $1,000 OF NET AMOUNT AT RISK PLUS THE
RIDER (WMD)*                                                                OIR SPECIFIED AMOUNTS IF APPLICABLE:

                                                                            MINIMUM: $.01 -- Female, Standard, Age 5

                                                                            MAXIMUM: $.31 -- Male, Smoker, Age 59

                                                                            REPRESENTATIVE INSURED: $.02 -- Male, Nonsmoker, Age 40


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or phone number shown on the first page of this prospectus.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                MINIMUM    MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements      .54%        2.36%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                GROSS TOTAL
                                                                 MANAGEMENT   12b-1    OTHER       ANNUAL
                                                                    FEES      FEES    EXPENSES    EXPENSES
IDS Life Series Fund, Inc. -
      Equity Portfolio                                               .70%      --%       .03%        .73%(1)
      Equity Income Portfolio                                        .70       --        .74        1.44(2)
      Government Securities Portfolio                                .70       --        .13         .83(2)
      Income Portfolio                                               .70       --        .07         .77(1)
      International Equity Portfolio                                 .95       --        .07        1.02(1)
      Managed Portfolio                                              .70       --        .04         .74(1)
      Money Market Portfolio                                         .50       --        .04         .54(1)
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund                                       .53      .13        .13         .79(3)
      Bond Fund                                                      .60      .13        .07         .80(3)
      Capital Resource Fund                                          .62      .13        .05         .80(3)
      Cash Management Fund                                           .51      .13        .05         .69(3)
      Diversified Equity Income Fund                                 .56      .13        .18         .87(3)
      Emerging Markets Fund                                         1.18      .13       1.05        2.36(4)
      Extra Income Fund                                              .62      .13        .08         .83(3)
      Federal Income Fund                                            .61      .13        .09         .83(3)
      Global Bond Fund                                               .84      .13        .11        1.08(3)
      Growth Fund                                                    .56      .13        .12         .81(3)
      International Fund                                             .84      .13        .10        1.07(3)
      Managed Fund                                                   .60      .13        .04         .77(3)
      NEW DIMENSIONS FUND(R)                                         .61      .13        .05         .79(3)
      S&P 500 Index Fund                                             .29      .13        .40         .82(4)
      Small Cap Advantage Fund                                       .73      .13        .25        1.11(3)
      Strategy Aggressive Fund                                       .62      .13        .06         .81(3)
AIM V.I.
      Capital Appreciation Fund, Series I Shares                     .61       --        .24         .85(5)
      Capital Development Fund, Series I Shares                      .75       --        .39        1.14(5)
      Core Equity Fund, Series I Shares                              .61       --        .17         .78(5)
American Century(R) Variable Portfolios, Inc.
      VP International, Class I                                     1.30       --         --        1.30(6)
      VP Value, Class I                                              .95       --         --         .95(6)
Calvert Variable Series, Inc.
      Social Balanced Portfolio                                      .70       --        .21         .91(7)


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                GROSS TOTAL
                                                                 MANAGEMENT   12b-1    OTHER       ANNUAL
                                                                    FEES      FEES    EXPENSES    EXPENSES
Credit Suisse Trust
      Emerging Growth Portfolio                                      .90%      --%       .46%       1.36%(8)
      Small Cap Growth Portfolio                                     .90       --        .24        1.14(8)
Fidelity(R) VIP
      Growth & Income Portfolio Service Class                        .48      .10        .11         .69(9)
      Mid Cap Portfolio Service Class                                .58      .10        .12         .80(9)
      Overseas Portfolio Service Class                               .73      .10        .17        1.00(9)
FTVIPT
      Franklin Real Estate Fund - Class 2                            .53      .25        .04         .82(10),(11)
      Franklin Small Cap Value Securities Fund - Class 2             .59      .25        .20        1.04(11),(12)
      Templeton Foreign Securities Fund - Class 2                    .70      .25        .20        1.15(11),(12)
Goldman Sachs VIT
      CORE(SM) Small Cap Equity Fund                                 .75       --        .50        1.25(13)
      CORE(SM) U.S. Equity Fund                                      .70       --        .16         .86(13)
      Mid Cap Value Fund                                             .80       --        .13         .93(13)
Janus Aspen Series
      Global Technology Portfolio: Service Shares                    .65      .25        .07         .97(14)
      International Growth Portfolio: Service Shares                 .65      .25        .09         .99(14)
      Mid Cap Growth Portfolio: Service Shares                       .65      .25        .02         .92(14)
      (previously Janus Aspen Series Aggressive Growth
        Portfolio: Service Shares)
Lazard Retirement Series
      International Equity Portfolio                                 .75      .25        .65        1.65(15)
MFS(R)
      Investors Growth Stock Series - Service Class                  .75      .25        .13        1.13(16),(17)
      New Discovery Series - Service Class                           .90      .25        .15        1.30(16),(17)
Putnam Variable Trust
      Putnam VT High Yield Fund - Class IB Shares                    .68      .25        .10        1.03(9)
      Putnam VT International New Opportunities Fund -
        Class IB Shares                                             1.00      .25        .27        1.52(9)
      Putnam VT New Opportunities Fund - Class IA Shares             .57       --        .06         .63(9)
      Putnam VT Vista Fund - Class IB Shares                         .64      .25        .10         .99(9)
Royce Capital Fund
      Micro-Cap Portfolio                                           1.25       --        .13        1.38(18)
Third Avenue
      Value Portfolio                                                .90       --        .40        1.30(19)
Wanger
      International Small Cap                                       1.24       --        .23        1.47(20)
      U.S. Smaller Companies                                         .94       --        .11        1.05(20)



We have entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to these funds.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

(1)  Annual operating expenses for the fiscal year ending April 30, 2002.

(2) IDS Life has agreed to a voluntary limit of 0.10%, on an annual basis, of the average daily net assets of each of the IDS Life Series Fund Portfolio's for other expenses like taxes and brokerage commissions and for nonadvisory expenses. After taking into account this limitation, "Other expenses" and "Gross total annual expenses" were 0.10% and 0.80% for both IDS Life Series Fund - Equity Income Portfolio and IDS Life Series Fund - Government Securities Portfolio. IDS Life reserves the right to discontinue limiting these other expenses at 0.10%. However, its present intention is to continue the limit until the time that actual expenses are less than the limit.

(3) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(4) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund and 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund.

(5) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(6) Annualized operating expenses of Funds at Dec. 31, 2002. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(7) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fee paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(8) Expenses are shown before fee waivers and expense reimbursements. Fee waivers and expense reimbursements or credits are expected to reduce expenses for the Emerging Growth Portfolio during 2003 but may be discontinued at any time. The total expense ratios after the waiver and reimbursements would have been: Credit Suisse Trust Emerging Growth Portfolio (.79%, 0%, .46% and 1.25%).

(9) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(10) The Fund administration fee is paid indirectly through the management fee.

(11) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(12) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(13) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.29%, 0.24% and 0.29% of the average daily net assets of the CORE(SM) Small Cap Equity, CORE(SM) US. Equity, and Mid Cap Value Fund, respectively. The expenses shown do not include these expense reductions and limitations. There were no expense reductions and limitations for Mid Cap Value or CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.

(14) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2002. All expenses are shown without the effect of expense offset arrangements.

(15) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2002, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.

(16) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(17) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series and 1.29% for New Discovery Series.

(18) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2003 and 1.99% through Dec. 31, 2010. After fee waivers "Other expenses" and "Gross total annual expenses" would be 0.10% and 1.35% for Royce Micro-Cap Portfolio.

(19) The Fund's expenses figures are based on actual expenses before fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2002. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.35% and 1.25% for Third Avenue Value Portfolio. Waivers and/or reimbursements are voluntary and may be terminated at the managers discretion.

(20) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2002. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on July 31, 2003.



        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

LOADS, FEES AND CHARGES

Policy charges compensate us for:

-    providing the insurance benefits of the policy;

-    issuing the policy;

-    administering the policy;

-    assuming certain risks in connection with the policy; and

-    distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE


We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 5% of each premium payment. The premium expense charge has two parts:

SALES CHARGE: 2.5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.)


PREMIUM TAX CHARGE: 2.5% of each premium payment. It also compensates us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary. All policies in all states are charges the average rate of 2.5% even though state premium taxes vary from 2% to 3.5%. This 2.5% rate may be different than the actual premium tax we expect to pay in your state.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed and/or subaccounts an amount equal to the sum of:

1.   the cost of insurance for the policy month;

2.   the policy fee shown in your policy;

3.   the death benefit guarantee charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the four components below.


You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.


We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified; or

-    you purchased the policy in Texas.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG is in effect. (See "Death Benefit Guarantee"; also "Grace Period" and "Reinstatement.")

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

COMPONENTS OF THE MONTHLY DEDUCTION:

1. COST OF INSURANCE: primarily, the cost of providing the death benefit under your policy, which depends on:

-    the amount of the death benefit;

-    the policy value; and

-    the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [A X (B - C)] + D where:


     (a) IS THE MONTHLY COST OF INSURANCE RATE based on the insured's sex, attained insurance age (age at last policy anniversary) and rate classification and election of WMD. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.


          We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Nearest Birthday.


          If you purchased your policy on or after May 1, 1991 with an initial specified amount of $350,000 or greater, your policy qualifies for lower cost of insurance rates than policies purchased with a specified amount less than $350,000. In addition, if you purchased your policy on or after May 1, 1993 (October 1, 1993 for policies purchased in New Jersey) and before November 20, 1997, it qualifies for lower cost of insurance rates than policies purchased earlier. We modified cost of insurance rates to reflect our company and industry-wide changes in mortality experience for all policies purchased on or after November 20, 1997. These modified cost of insurance rates effective November 20, 1997, do not apply to policies purchased in New Jersey.

     (b) IS THE DEATH BENEFIT on the monthly date divided by 1.0036748 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4.5%);

     (c) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, death benefit guarantee charge and any charges for optional riders with the exception of the WMD as it applies to the base policy;


     (d) IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.

     NOTE FOR MASSACHUSETTS AND MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Nearest Birthday.


2. POLICY FEE: $7.50 per month. We reduce this fee for policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or more to an amount of $2.50 per month. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month.


     For policies purchased in New Jersey, the policy fee is $5 per month. We will waive this fee for policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or more. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month.


3. DEATH BENEFIT GUARANTEE CHARGE: 1 cent per $1,000 of the current specified amount and 1 cent per $1,000 of coverage under any OIR. This charge compensates us for the risk we assume in providing the DBG. The charge is included in the monthly deduction to insured's attained insurance age 70 (or 5 policy years), whichever is later. We will not deduct the charge if the DBG is no longer in effect. For any policy month in which the monthly deduction is paid by a WMD, the minimum monthly premium will be zero. (See "Key Terms," for an explanation of the minimum monthly premium and "OIR," under "Fee Tables -- Charges Other than Fund Operating Expenses.")


4. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 10 policy years and in the 10 years following an increase in specified amount, we will assess a surrender charge. The surrender charge is the sum of two parts:


CONTINGENT DEFERRED ISSUE AND ADMINISTRATIVE EXPENSE CHARGE: Reimburses us for costs associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. For the initial specified amount, this charge is $4 per thousand dollars of initial specified amount. It remains level during the first five policy years and then decreases monthly until it is zero at the end of ten policy years. If you increase the specified amount of the policy, an additional charge will apply. The additional charge will be $4 per thousand dollars of increase in specified amount. It remains level during the first 5 years following the effective date of the increase and then decreases monthly until it is zero at the end of the tenth year following the increase.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

CONTINGENT DEFERRED SALES CHARGE: Partially compensates us for expenses associated with distributing the policy, including sales representatives' commissions, advertising and printing the prospectus and sales literature. For the initial specified amount, this charge is the sum of 27.5% of premium payments up to a maximum premium amount shown in the policy plus 6.5% of all other premium payments. The maximum premium amount shown in the policy will be based on the insured's insurance age, sex, rate classification and initial specified amount. It is calculated according to a formula contained in an SEC rule. If you increase the specified amount of the policy, an additional charge will apply. The additional charge will be 6.5% of all premium payments attributable to the increase. Premiums attributable to the increase are calculated as: a x (b + c)


where:

(a) IS THE AMOUNT OF THE INCREASE in the specified amount divided by the total specified amount after the increase;

(b)  IS THE POLICY VALUE on the date of the increase; and

(c)  IS ALL PREMIUM PAYMENTS paid on or after the date of the increase.


The total surrender charge is subject to an overall upper limit or "maximum surrender charge." The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. We will show the additional maximum surrender charge in a revised policy. It will be based on the insured's attained insurance age, sex, risk classification and the amount of the increase. The additional maximum surrender charge will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.

The following table illustrates the maximum surrender charge for a male, insurance age 40 qualifying for nonsmoker rates. We assume the specified amount to be $200,000.


          LAPSE OR SURRENDER             MAXIMUM
         AT BEGINNING OF YEAR        SURRENDER CHARGE
                  1                     $ 2,084.00
                  2                       2,084.00
                  3                       2,084.00
                  4                       2,084.00
                  5                       2,084.00
                  6                       2,084.00
                  7                       1,667.20
                  8                       1,250.40
                  9                         833.60
                 10                         416.80
                 11                              0

From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less.) We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE


This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the daily net asset value of the subaccounts -- a level guaranteed for the life of the policy. Computed daily, the charge compensates us for:


- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the contingent deferred issue and administration expense charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any corporate purpose including, among others, payment of sales and distribution expenses.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

TRANSACTION CHARGE

We make a daily charge against the assets of the subaccount that invests in the trust. We intend this charge to reimburse us for the transaction fee we pay from our general account assets to Salomon Smith Barney Inc. on the sale of the trust units to the subaccounts.


The asset charge is equivalent to an effective annual rate of .25% of the value of the subaccount investing in the trust. We may increase this amount in the future but it will not exceed an effective annual rate of .50% of the value of the subaccount. We base the charge on our costs (taking into account the interest we lose on the amounts paid to Salomon Smith Barney).


TRANSFER CHARGE

We reserve the right to limit transfers by mail or phone to five policy year. If we allow more than five transfers by mail or phone per policy year, we also reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

-    cost of insurance charges;

-    surrender charges;

-    death benefit guarantee charges;

-    cost of optional insurance benefits;

-    policy fees;

-    mortality and expense risk charges;

-    transaction charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

IDS LIFE


We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis,
MN 55474.


We conduct a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.


We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


THE VARIABLE ACCOUNT

The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund or the trust. This registration does not involve any SEC supervision of the account's management or investment practices or policies. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

THE FUNDS

You can direct your premiums to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT  INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
----------  ---------------------------------  ---------------------------------------------------  -------------------------------
U           IDS Life Series Fund - Equity      Objective: capital appreciation. Invests primarily   IDS Life, adviser; American
            Portfolio                          in common stocks and securities convertible into     Express Financial Corporation
                                               common stock.                                        (AEFC), subadviser.

FEI         IDS Life Series Fund - Equity      Objective: to provide a high level of current        IDS Life, adviser; AEFC,
            Income Portfolio                   income and, as a secondary goal, steady growth of    subadviser.
                                               capital. Invests primarily in equity securities.
                                               Under normal market conditions, the Fund will
                                               invest at least 80% of its net assets in equity
                                               securities.

Y           IDS Life Series Fund -             Objective: to provide a high level of current        IDS Life, adviser; AEFC,
            Government Securities Portfolio    income and safety of principal. Under normal market  subadviser.
                                               conditions, at least 80% of the Fund's net assets
                                               are invested in securities issued or guaranteed as
                                               to principal and interest by the U.S. government
                                               and its agencies.

V           IDS Life Series Fund - Income      Objective: to maximize current income while          IDS Life, adviser; AEFC,
            Portfolio                          attempting to conserve the value of the investment   subadviser.
                                               and to continue the high level of income for the
                                               longest period of time. Under normal market
                                               conditions, the Fund primarily will invest in debt
                                               securities. At least 50% of net assets are invested
                                               in investment grade corporate bonds, certain
                                               unrated debt obligations that are believed to be of
                                               the same investment quality and government
                                               securities.

IL          IDS Life Series Fund -             Objective: capital appreciation. Under normal        IDS Life, adviser; AEFC,
            International Equity Portfolio     market conditions, at least 80% of the Fund's net    subadviser.
                                               assets will be invested in equity securities.
                                               Invests primarily in securities of companies
                                               located outside of the U.S.

X           IDS Life Series Fund - Managed     Objective: to maximize total investment return       IDS Life, adviser; AEFC,
            Portfolio                          through a combination of capital appreciation and    subadviser.
                                               current income. Invests primarily in a combination
                                               of equity and debt securities. The Fund will invest
                                               in a combination of common and preferred stocks,
                                               convertible securities, debt securities, and money
                                               market instruments. Investments will be
                                               continuously adjusted subject to the following
                                               three net asset limits: (1) up to 75% in equity
                                               securities, (2) up to 75% in bonds or other debt
                                               securities, and (3) up to 100% in money market
                                               instruments, of the assets invested in bonds, at
                                               least 50% will be investment grade corporate bonds
                                               (or in other bonds that the investment manager
                                               believes have the same investment qualities) and in
                                               government bonds.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT  INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
----------  ---------------------------------  ---------------------------------------------------  -------------------------------
W           IDS Life Series Fund - Money       Objective: The Fund's assets primarily are invested  IDS Life, adviser; AEFC,
            Market Portfolio                   in money market instruments, such as marketable      subadviser.
                                               debt obligations issued by the U.S. government or
                                               its agencies, bank certificates of deposit,
                                               bankers' acceptances, letters of credit, and
                                               commercial paper, including asset-backed commercial
                                               paper.

FBC         AXP(R) Variable Portfolio - Blue   Objective: long-term total return exceeding that of  IDS Life, adviser; AEFC,
            Chip Advantage Fund                the U.S. stock market. Invests primarily in blue     subadviser.
                                               chip stocks. Blue chip stocks are issued by
                                               companies with a market capitalization of at least
                                               $1 billion, an established management, a history of
                                               consistent earnings and a leading position within
                                               their respective industries.

FBD         AXP(R) Variable Portfolio - Bond   Objective: high level of current income while        IDS Life, adviser; AEFC,
            Fund (effective 6/27/03            conserving the value of the investment and           subadviser.
                                               continuing a high level of income for the longest
            AXP(R) Variable Portfolio - Bond   time period. Invests primarily in bonds and other
            Fund will change to AXP(R)         debt obligations.
            Variable Portfolio - Diversified
            Bond Fund)

FCR         AXP(R) Variable Portfolio -        Objective: capital appreciation. Invests primarily   IDS Life, adviser; AEFC,
            Capital Resource Fund              in U.S. common stocks and other securities           subadviser.
                                               convertible into common stocks.

FCM         AXP(R) Variable Portfolio - Cash   Objective: maximum current income consistent with    IDS Life, adviser; AEFC,
            Management Fund                    liquidity and stability of principal. Invests        subadviser.
                                               primarily in money market securities.

FDE         AXP(R) Variable Portfolio -        Objective: high level of current income and, as a    IDS Life, adviser; AEFC,
            Diversified Equity  Income Fund    secondary goal, steady growth of capital. Invests    subadviser.
                                               primarily in dividend-paying common and preferred
                                               stocks.

FEM         AXP(R) Variable Portfolio -        Objective: long-term capital growth. Invests         IDS Life, adviser; AEFC,
            Emerging Markets Fund              primarily in equity securities of companies in       subadviser; American Express
                                               emerging market countries.                           Asset Management International,
                                                                                                    Inc., a wholly-owned subsidiary
                                                                                                    of AEFC, subadviser.

FEX         AXP(R) Variable Portfolio - Extra  Objective: high current income, with capital growth  IDS Life, adviser; AEFC,
            Income Fund                        as a secondary objective. Invests primarily in       subadviser.
                                               high-yielding, high-risk corporate bonds (junk
            (effective 6/27/03 AXP(R)          bonds) issued by U.S. and foreign companies and
            Variable Portfolio - Extra         governments.
            Income Fund will change to
            AXP(R) Variable Portfolio
            - High Yield Bond Fund)


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT  INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
----------  ---------------------------------  ---------------------------------------------------  -------------------------------
FFI         AXP(R) Variable Portfolio -        Objective: a high level of current income and        IDS Life, adviser; AEFC,
            Federal Income Fund (effective     safety of principal consistent with an investment    subadviser.
            6/27/03                            in U.S. government and government agency
                                               securities. Invests primarily in debt obligations
            AXP(R) Variable Portfolio -        issued or guaranteed as to principal and interest
            Federal Income Fund will change    by the U.S. government, its agencies or
            to AXP(R) Variable Portfolio -     instrumentalities.
            Short Term U.S. Government Fund)

FGB         AXP(R) Variable Portfolio -        Objective: high total return through income and      IDS Life, adviser; AEFC,
            Global Bond Fund                   growth of capital. Non-diversified mutual fund that  subadviser.
                                               invests primarily in debt obligations of U.S. and
                                               foreign issuers.

FGR         AXP(R) Variable Portfolio -        Objective: long-term capital growth. Invests         IDS Life, adviser; AEFC,
            Growth Fund                        primarily in common stocks and securities            subadviser.
                                               convertible into common stocks that appear to offer
                                               growth opportunities.

FIE         AXP(R) Variable Portfolio -        Objective: capital appreciation. Invests primarily   IDS Life, adviser; AEFC,
            International Fund                 in common stocks or convertible securities of        subadviser; American Express
                                               foreign issuers that offer strong growth potential.  Asset Management International,
                                                                                                    Inc., a wholly-owned subsidiary
                                                                                                    of AEFC, subadviser.

FMF         AXP(R) Variable Portfolio -        Objective: maximum total investment return through   IDS Life, adviser; AEFC,
            Managed Fund                       a combination of capital growth and current income.  subadviser.
                                               Invests primarily in a combination of common and
                                               preferred stocks, convertible securities, bonds and
                                               other debt securities.

FND         AXP(R) Variable Portfolio - NEW    Objective: long-term growth of capital. Invests      IDS Life, adviser; AEFC,
            DIMENSIONS FUND(R)                 primarily in common stocks showing potential for     subadviser.
                                               significant growth.

FIV         AXP(R) Variable Portfolio -        Objective: long-term capital appreciation.           IDS Life, adviser; AEFC,
            S&P 500 Index Fund                 Non-diversified fund that invests primarily in       subadviser.
                                               securities that are expected to provide investment
                                               results that correspond to the performance of the
                                               S&P 500(R) Index.

FSM         AXP(R) Variable Portfolio - Small  Objective: long-term capital growth. Invests         IDS Life, adviser; AEFC,
            Cap Advantage Fund                 primarily in equity stocks of small companies that   subadviser; Kenwood Capital
                                               are often included in the Russell 2000 Index and/or  Management LLC, subadviser.
                                               have market capitalization under $2 billion.

FSA         AXP(R) Variable Portfolio -        Objective: capital appreciation. Invests primarily   IDS Life, adviser; AEFC,
            Strategy Aggressive Fund           in equity securities of growth companies.            subadviser.

FCA         AIM V.I. Capital Appreciation      Objective: growth of capital. Invests principally    A I M Advisors, Inc.
            Fund, Series I Shares              in common stocks of companies likely to benefit
                                               from new or innovative products, services or
                                               processes as well as those with above-average
                                               growth and excellent prospects for future growth.
                                               The Fund may invest up to 25% of its assets in
                                               foreign securities.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS


SUBACCOUNT  INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
----------  ---------------------------------  ---------------------------------------------------  -------------------------------
FCD         AIM V.I. Capital Development       Objective: long-term growth of capital. Invests      A I M Advisors, Inc.
            Fund, Series I Shares              primarily in securities (including common stocks,
                                               convertible securities and bonds) of small- and
                                               medium-sized companies. The Fund may invest up to
                                               25% of its assets in foreign securities.

FGI         AIM V.I. Core Equity Fund, Series  Objective: growth of capital. Invests normally at    A I M Advisors, Inc.
            I Shares                           least 80% of its net assets, plus the amount of any
                                               borrowings for investment purposes, in equity
                                               securities, including convertible securities of
                                               established companies that have long-term
                                               above-average growth in earnings and dividends and
                                               growth companies that are believed to have the
                                               potential for above-average growth in earnings and
                                               dividends. The Fund may invest up to 25% of its
                                               assets in foreign securities.

FIR         American Century(R) VP             Objective: long-term capital growth. Invests         American Century Investment
            International, Class I             primarily in stocks of growing foreign companies in  Management, Inc.
                                               developed countries.

FVL         American Century(R) VP Value,      Objective: long-term capital growth, with income as  American Century Investment
            Class I                            a secondary objective. Invests primarily in stocks   Management, Inc.
                                               of companies that management believes to be
                                               undervalued at the time of purchase.

FSB         Calvert Variable Series, Inc.      Objective: income and capital growth. Invests        Calvert Asset Management
            Social Balanced Portfolio          primarily in stocks, bonds and money market          Company, Inc. (CAMCO),
                                               instruments which offer income and capital growth    investment adviser. SsgA Funds
                                               opportunity and which satisfy the investment and     Management, Inc. and Brown
                                               social criteria.                                     Capital Management are the
                                                                                                    investment subadvisers.

FEG         Credit Suisse Trust - Emerging     Objective: maximum capital appreciation. Invests in  Credit Suisse Asset
            Growth Portfolio                   U.S. equity securities of emerging-growth companies  Management, LLC with growth characteristics such as positive
                                               earnings and potential for accelerated growth.

FSC         Credit Suisse Trust - Small Cap    Objective: capital growth. Invests in equity         Credit Suisse Asset
            Growth Portfolio                   securities of small U.S. growth companies which are  Management, LLC either developing or older companies in a growth
                                               stage, or are providing products or services with a
                                               high-unit volume growth rate.

FGC         Fidelity(R) VIP Growth & Income    Objective: seeks high total return through a         Fidelity Management & Research
            Portfolio Service Class            combination of current income and capital            Company (FMR), investment
                                               appreciation. Normally invests a majority of assets  manager; FMR U.K., FMR Far
                                               in common stocks of foreign and domestic issuers     East, sub-investment advisers.
                                               with a focus on those that pay current dividends
                                               and show potential for capital appreciation. May
                                               invest in bonds, including lower-quality debt
                                               securities, as well as stocks that are not
                                               currently paying dividends, but offer prospects for
                                               future income or capital appreciation.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT  INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
----------  ---------------------------------  ---------------------------------------------------  -------------------------------
FMP         Fidelity(R) VIP Mid Cap Portfolio  Objective: seeks long-term growth of capital.        FMR, investment manager; FMR
            Service Class                      Normally invests at least 80% of assets in           U.K., FMR Far East,
                                               securities of foreign and domestic companies with    sub-investment advisers.
                                               medium market capitalization common stocks. Invests
                                               in growth or value common stocks. May invest in
                                               companies with smaller or larger market
                                               capitalizations.

FOS         Fidelity(R) VIP Overseas           Strategy: seeks long-term growth of capital.         FMR, investment manager; FMR
            Portfolio Service Class            Normally invests primarily in common stocks of       U.K., FMR Far East, Fidelity
                                               foreign securities. Normally invests at least 80%    International Investment
                                               of assets in non-U.S. securities.                    Advisors (FIIA) and FIIA U.K.,
                                                                                                    sub-investment advisers.

FRE         FTVIPT Franklin Real Estate Fund   Objective: seeks capital appreciation, with current  Franklin Advisers, Inc.
            - Class 2                          income as a secondary goal. The Fund normally
                                               invests at least 80% of its net assets in
                                               investments of companies operating in the real
                                               estate sector. The Fund invests primarily in equity
                                               real estate investment trusts (REITs).

FSV         FTVIPT Franklin Small Cap Value    Objective: seeks long-term total return. The Fund    Franklin Advisory Services, LLC
            Securities Fund -  Class 2         normally invests at least 80% of its net assets in
                                               investments of small capitalization companies. For
                                               this Fund, small cap companies are those with
                                               market cap values not exceeding $2.5 billion, at
                                               the time of purchase. The Fund's manager invests in
                                               small companies that it believes are undervalued.

FIF         FTVIPT Templeton Foreign           Objective: seeks long-term capital growth. The Fund  Templeton Investment Counsel,
            Securities Fund - Class 2          normally invests at least 80% of its net assets in   LLC
                                               investments, primarily equity securities, of
                                               issuers located outside the U.S.; including those
                                               in emerging markets.

FSE         Goldman Sachs VIT CORE(SM) Small   Objective: The Goldman Sachs VIT CORE Small Cap      Goldman Sachs Asset Management,
            Cap Equity Fund                    Equity Fund seeks long-term growth of capital. The   L.P.
                                               Fund invests, under normal circumstances, at least
            CORE(SM) is a service mark of      80% of its net assets plus any borrowings for
            Goldman, Sachs & Co.               investment purposes (measured at time or purchase)
                                               in a broadly diversified portfolio of equity
                                               investments in small-cap U.S. issuers, including
                                               foreign issuers that are traded in the United
                                               States, within the range of the market
                                               capitalization of companies constituting the
                                               Russell 2000 Index at the time of investment.

FUE         Goldman Sachs VIT CORE(SM) U.S.    Objective: The Goldman Sachs VIT CORE U.S. Equity    Goldman Sachs Asset
            Equity Fund                        Fund seeks long-term growth of capital and dividend  Management, L.P.
                                               income. The Fund invests, under normal
            CORE(SM) is a service mark of      circumstances, at least 90% of its total assets
            Goldman, Sachs & Co.               (not including securities lending collateral and
                                               any investment of that collateral) measured at time
                                               of purchase in a broadly diversified portfolio of
                                               large-cap and blue chip equity investments
                                               representing all major sectors of the U.S. economy.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS


SUBACCOUNT  INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
----------  ---------------------------------  ---------------------------------------------------  -------------------------------
FMC         Goldman Sachs VIT Mid Cap Value    Objective: The Goldman Sachs VIT Mid Cap Value Fund  Goldman Sachs Asset
            Fund                               seeks long-term capital appreciation. The Fund       Management, L.P.
                                               invests, under normal circumstances, at least 80%
                                               of its net assets plus any borrowing for investment
                                               purposes (measured at time of purchase) in a
                                               diversified portfolio of equity investments in
                                               mid-capitalization issuers within the range of the
                                               market capitalization of companies constituting the
                                               Russell Midcap Value Index at the time of
                                               investment.

FGT         Janus Aspen Series Global          Objective: long-term growth of capital.              Janus Capital
            Technology Portfolio: Service      Non-diversified mutual fund that invests, under
            Shares                             normal circumstances, at least 80% of its net
                                               assets in securities of companies that the
                                               portfolio manager believes will benefit
                                               significantly from advances or improvements in
                                               technology. It implements this policy by investing
                                               primarily in equity securities of U.S. and foreign
                                               companies selected for their growth potential.

FIG         Janus Aspen Series International   Objective: long-term growth of capital. Invests,     Janus Capital
            Growth Portfolio: Service Shares   under normal circumstances, at least 80% of its net
                                               assets in securities of issuers from at least five
                                               different countries, excluding the United States.
                                               Although the Portfolio intends to invest
                                               substantially all of its assets in issuers located
                                               outside the United States, it may at times invest
                                               in U.S. issuers and under unusual circumstances, it
                                               may invest all of its assets in fewer than five
                                               countries or even a single country.

FAG         Janus Aspen Series Mid Cap Growth  Objective: invests, under normal circumstances, at   Janus Capital
            Portfolio: Service Shares          least 80% of its net assets in equity securities of
                                               mid-sized companies whose market capitalization
            (previously Janus Aspen Series     falls, at the time of initial purchase, in the
            Aggressive Growth Portfolio:       12-month average of the capitalization ranges of
            Service Shares)                    the Russell Midcap Growth Index.

FIP         Lazard Retirement International    Objective: long-term capital appreciation. Invests   Lazard Asset Management, LLC
            Equity Portfolio                   primarily in equity securities, principally common
                                               stocks, of relatively large non-U.S. companies with
                                               market capitalizations in the range of the Morgan
                                               Stanley Capital International (MSCI) Europe,
                                               Australia and Far East (EAFE(R)) Index that the
                                               Investment Manager believes are undervalued based
                                               on their earnings, cash flow or asset values.

FGW         MFS(R) Investors Growth Stock      Objective: long-term growth of capital and future    MFS Investment Management(R)
            Series - Service Class             income. Invests at least 80% of its net assets in
                                               common stocks and related securities of companies
                                               which MFS(R) believes offer better than average
                                               prospects for long-term growth.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS


SUBACCOUNT  INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
----------  ---------------------------------  ---------------------------------------------------  -------------------------------
FDS         MFS(R) New Discovery Series -      Objective: capital appreciation. Invests in at       MFS Investment Management(R)
            Service Class                      least 65% of its net assets in equity securities of
                                               emerging growth companies.

FPH         Putnam VT High Yield Fund - Class  Objective: seeks high current income. Capital        Putnam Investment Management,
            IB Shares                          growth is a secondary goal when consistent with      LLC
                                               achieving high current income. The fund pursues its
                                               goal by investing mainly in bonds that are (i)
                                               obligations of U.S. companies, (ii) are below
                                               investment-grade in quality (junk bonds) and (iii)
                                               have intermediate to long-term maturities (three
                                               years or longer). Under normal circumstances, the
                                               fund invests at least 80% of its net assets in
                                               securities rated below investment-grade.

FIN         Putnam VT International New        Objective: long-term capital appreciation. The fund  Putnam Investment Management,
            Opportunities Fund - Class IB      pursues its goal by investing mainly in common       LLC
            Shares                             stocks of companies outside the United States with
                                               a focus on growth stocks.

FNO         Putnam VT New Opportunities Fund   Objective: long-term capital appreciation. The fund  Putnam Investment Management,
            - Class IA Shares                  pursues its goal by investing mainly in common       LLC
                                               stocks of U.S. companies with a focus on growth
                                               stocks in sectors of the economy that Putnam
                                               Management believes to have high growth potential.

FVS         Putnam VT Vista Fund - Class IB    Objective: capital appreciation. The fund pursues    Putnam Investment Management,
            Shares                             its goal by investing mainly in common stocks of     LLC
                                               U.S. companies with a focus on growth stocks.

FMI         Royce Micro-Cap Portfolio          Objective: long-term growth of capital. Invests      Royce & Associates, LLC
                                               primarily in a broadly diversified portfolio of
                                               equity securities issued by micro-cap companies
                                               (companies with stock market capitalizations below
                                               $400 million).

FVA         Third Avenue Value Portfolio       Objective: long-term capital appreciation. Invests   Third Avenue Management LLC
                                               primarily in common stocks of well financed, well
                                               managed companies at a substantial discount to what
                                               the Adviser believes is their true value.

FIC         Wanger International Small Cap     Objective: long-term growth of capital. Invests      Liberty Wanger Asset
                                               primarily in stocks of small and medium-size         Management, L.P.
                                               non-U.S. companies with capitalizations of less
                                               than $2 billion at time of purchase.

FSP         Wanger U.S. Smaller Companies      Objective: long-term growth of capital. Invests      Liberty Wanger Asset
                                               primarily in stocks of small- and medium-size U.S.   Management, L.P.
                                               companies with capitalizations of less than $5
                                               billion at time of purchase.


PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR PHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable life insurance policies and variable annuities. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS


We may change the funds from which the subaccounts buy shares if the existing funds become unavailable or, in our judgment, the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.


In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. We will notify owners within five days of any substitution or change.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE TRUST

You can direct your premiums to one subaccount that invests in The Shearson Lehman Brothers Fund of Stripped ("Zero Coupon") U.S. Treasury Securities Fund, Series A, a unit investment trust ("trust"). This trust matures in 2004.

The objective of the trust is to provide safety of capital and income through investment in a fixed portfolio consisting primarily of zero coupon securities.

Zero coupon securities are:

- bearer obligations issued by the United States Government stripped of their unmatured interest coupons;

-    coupons stripped from United States debt obligations and

-    receipts and certificates for these stripped debt obligations and coupons.

Zero coupon securities are issued and sold at a deep discount from their face value. If they are held to maturity, they return full face value. Before maturity, the market prices of zero coupon securities generally are more volatile than the market prices of conventional, interest-bearing securities.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

TRUST MATURITY

We will notify you in writing 30 days before the date the trust matures in 2004. You can give us written instructions seven days or more before the maturity date and tell us how you would like to reallocate the policy value allocated to the subaccount investing in the trust. If we do not receive instructions from you, we will automatically reallocate the policy value allocated to the subaccount investing in the trust to the subaccount that invests in the IDS Life Series Fund - Money Market Portfolio.

ROLES OF SALOMON SMITH BARNEY INC. AND IDS LIFE


Salomon Smith Barney sponsors the trust and sells units to the subaccounts. Because the trust invests in a specified portfolio, there is no investment adviser.


The price of the trust's units includes a transaction charge, paid directly to Salomon Smith Barney out of our general account assets. This charge is limited by agreement between Salomon Smith Barney and us and will not be greater than that ordinarily paid by a dealer for similar securities. We will seek reimbursement for the amounts paid through a daily asset charge, described under "Loads, Fees and Charges."

IDS Life and Salomon Smith Barney reserve the right to discontinue the sale of new units of a trust and to create additional trusts in the future.

More detailed information may be found in the current prospectus for the Shearson Lehman Brothers Fund of Stripped ("Zero Coupon") U.S. Treasury Securities Fund, Series A.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4.5%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4.5%, although we may do so at our sole discretion. Rates higher than 4.5% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4.5% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:

-    select a specified amount of insurance;

-    select a death benefit option;

-    designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at its sole discretion.

RATE CLASSIFICATION: The rate classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect your monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges" and "Charges for Optional Insurance Benefits.")

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS, UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY PREMIUMS SUFFICIENT TO KEEP THE DBG IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if the DBG will remain in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG remains in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments.

Also, in order to receive favorable tax treatment under the Code, premiums paid during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as they are paid or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.


ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges. Your ability to allocate policy value to the trust may be limited by the availability of trust units.


POLICY VALUE

The value of your policy is the sum of values in the fixed account, and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

-    interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount or the trust, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

Accumulation units are the true measure of investment value in each subaccount. For subaccounts investing in the funds, they're related to, but not the same as, the net asset value of the corresponding fund. The dollar value of each accumulation unit can rise or fall daily, depending on the investment performance of the underlying fund, on any change in the value of trust units and on certain charges. Here is how unit values are calculated:


NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment (net premium or transfer amount) by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the current subaccount's net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share or value of a unit of the trust, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share or value of a unit of the trust; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.


FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments allocated to the subaccounts;

-    transfers into or out of the subaccount(s);

-    partial surrenders and partial surrender fees;

-    surrender charges; and/or

-    pro rata portions of the monthly deductions.

Accumulation unit values will fluctuate due to:

-    changes in underlying fund(s) net asset value or the value of the trust;

-    dividends distributed to the subaccount(s);

-    capital gains or losses of underlying funds;

-    fund operating expenses;

-    mortality and expense risk charges; and/or

-    the transaction charge for the subaccount investing in the trust.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any day the New York Stock Exchange is open for regular trading (valuation date). These transaction include:

-    premium payments;

-    loan requests and repayments;

-    surrender requests; and

-    transfers.


Payments or requests we receive after 4:00 p.m. Eastern time on a valuation date will be valued as of the end of the next valuation date. Valuation dates do not occur when the New York Stock Exchange is closed as, for example, on Saturdays, Sundays and national holidays.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

KEEPING THE POLICY IN FORCE

DEATH BENEFIT GUARANTEE


The DBG provides that your policy will remain in force until the insured's age 70 or 5 policy years, if later, even in the cash surrender value is insufficient to pay the monthly deductions. The DBG will stay in effect as long as:


-    the sum of premiums paid; minus

-    partial surrenders; minus

-    any outstanding indebtedness;

-    equals or exceeds the minimum monthly premiums; times

-    the number of months since policy date (including the current month)

If, on a monthly date, you have not paid enough premiums to keep the DBG in effect, we will mail a notice to your last known address, asking you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction. Although the policy can be reinstated as explained below, the DBG cannot be reinstated.

GRACE PERIOD

If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the DBG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will mail a notice to your last known address, requesting payment of a premium that will raise the cash surrender value to an amount sufficient to cover the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid will generally be taxable to the owner (see "Federal Taxes.") If the insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within 5 years after it lapses, unless you surrender it for cash. To reinstate, we will require:

-    a written request;

-    evidence satisfactory to us that the insured remains insurable;

- payment of a premium that will keep the policy in force for at least three months;

- payment of the monthly deductions that were not collected during the grace period; and

-    payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable Upon Death") will apply from the effective date for reinstatement (except in Georgia, Oklahoma, Pennsylvania, South Carolina, Tennessee and Virginia). Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT

For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.


There is no effect on the policy's death benefit, specified amount, net amount at risk, rate classification or issue age. Only the options available for allocating your policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in this policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the insured dies. The death benefit is effective on the policy date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit is the greater of:

-    the specified amount minus any indebtedness; or

- a percentage of policy value minus any indebtedness. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under this option, if death is prior to the insured's attained insurance age 100, the policy value is added to the specified amount. The Option 2 death benefit is the greater of:

-    the policy value plus the specified amount minus any indebtedness; or

- the percentage of policy value minus any indebtedness described above on the date of the insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

EXAMPLES                                                OPTION 1       OPTION 2
Specified amount                                        $ 100,000      $ 100,000
Policy value                                            $   5,000      $   5,000
Death benefit                                           $ 100,000      $ 105,000
Policy value increases to                               $   8,000      $   8,000
Death benefit                                           $ 100,000      $ 108,000
Policy value decreases to                               $   3,000      $   3,000
Death benefit                                           $ 100,000      $ 103,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the insured's attained insurance age 100, the amount payable is the cash surrender value.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in the policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following policy costs:

- Monthly deduction because the cost of insurance depends upon the specified amount.

-    Minimum monthly premium.

-    Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT


Subject to certain limitations, you may make a written request to increase or decrease the specified amount.

INCREASES: You may increase the specified amount. Any increase in specified amount may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000, and we will not permit an increase after the insured's attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

An increase in the specified amount will have the following effects on policy charges:

- Your monthly deduction will increase because the cost of insurance and DBG charge both depend upon the specified amount.

-    Charges for certain optional insurance benefits will increase.

-    The minimum monthly premium will increase if the DBG is in effect.

-    The surrender charge will increase.


At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless the DBG is in effect. Because the minimum monthly premium will increase, you may also have to pay additional premiums to keep the DBG in effect.


DECREASES: After the first policy year, you may decrease the specified amount, subject to all the following limitations:

-    Only one decrease per policy year is allowed.

- We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.

- After the decrease, the specified amount may not be less than the minimum specified amount shown in the policy.

- The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

For policies purchased on or after May 1, 1991, with an initial specified amount of $350,000 or more, the minimum specified amount after the decrease is:

POLICY YEAR                                            MINIMUM SPECIFIED AMOUNT
Year 1                                                       $ 350,000
Years 2-5                                                    $ 325,000
Years 6-10                                                   $ 300,000
Years 11+                                                    $ 275,000

For all other policies, the specified amount remaining after the decrease may not be less than the following minimum specified amount:

POLICY YEAR                                            MINIMUM SPECIFIED AMOUNT
Years 1-2                                                    $  50,000
Years 3-10                                                   $  40,000
Years 11+                                                    $  25,000

EXAMPLE:

This example assumes a policy purchased after May 1, 1991 with an initial specified amount of $400,000. In policy year 4, you request an $85,000 decrease in the initial specified amount. The minimum specified amount in policy year 4 is $325,000, so the amount of the decrease is limited to $75,000.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance and the DBG charge both depend upon the specified amount.

-    Charges for certain optional insurance benefits will decrease.

-    The minimum monthly premium will decrease if the DBG is in effect.

-    The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

-    First from the portion due to the most recent increase;

-    Next from portions due to the next most recent increases successively; and

-    Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different rate classifications to the current specified amount. We will eliminate the rate classification applicable to the most recent increase in the specified amount first, then the rate classification applicable to the next most recent increase, and so on.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

MISSTATEMENT OF AGE OR SEX

If the insured's age or sex has been misstated, the proceeds payable upon death will be:

-    the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

-    the amount of any outstanding indebtedness on the date of death.

SUICIDE

Suicide by the insured, whether sane or insane, within two years from policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you or your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS


You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. We may suspend or modify transfer privileges at any time with the necessary approval of the SEC.


RESTRICTIONS ON TRANSFERS

This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent transfers we believe will disadvantage other policy owners. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or

- limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners. Transfers involving the fixed account are subject to the restrictions below.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

-    For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

-    For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

-    None.

From the fixed account to a subaccount:

-    Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make twelve automated transfers per policy year. In addition, you may make transfers by mail or by phone. However, we reserve the right to limit transfers by mail or phone to five per policy year. If, in the alternative, we allow more than five transfers by mail or phone, we reserve the right to charge a fee for more than five transfers per year by mail or phone.

AUTOMATED TRANSFERS


In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.


AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

- You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.


This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.


HOW DOLLAR-COST AVERAGING WORKS

                                                                                           NUMBER
BY INVESTING AN EQUAL NUMBER                               AMOUNT       ACCUMULATION      OF UNITS
OF DOLLARS EACH MONTH...                       MONTH      INVESTED       UNIT VALUE       PURCHASED
                                                Jan        $ 100           $ 20              5.00
you automatically buy                           Feb          100             16              6.25
more units when the                             Mar          100              9             11.11
per unit market price is low... ---->           Apr          100              5             20.00
                                                May          100              7             14.29
and fewer units                                June          100             10             10.00
when the per unit                              July          100             15              6.67
market price is high.           ---->           Aug          100             20              5.00
                                               Sept          100             17              5.88
                                                Oct          100             12              8.33

You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.


Dollar-cost averaging does not guarantee any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.


You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

POLICY LOANS

You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exceptions - see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS

$500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

- In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

-    In Alabama, 100% of the policy value minus surrender charges.

-    In Virginia, 90% of the policy value minus surrender charges.

- In all other states, 85% of the policy value minus surrender charges. - For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts, and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts . The loan collateral earns interest at the minimum rate guaranteed of 4.5% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG to terminate.

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds.") We will mail surrender payments to you by regular mail. If you request express mail delivery or that payment be wired to your bank, we will charge a fee. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

PARTIAL SURRENDERS


After the first policy year, you may surrender any amount from $500 up to 85% of the policy's cash surrender value. (Partial surrenders by telephone are limited to $100,000.) We will charge you a partial surrender charge, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.


EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and charge, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.


- A partial surrender may terminate the DBG. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG in effect.


- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and charge. We will deduct this decrease from the current specified amount in this order:

     1.   First from the specified amount provided by the most recent increase;

     2.   Next from the next most recent increases successively;

     3.   Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.

1 BY MAIL

Regular mail:
IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:
IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY PHONE

Call between 7 a.m. and 6 p.m. Central Time:
(800) 862-7919 (toll free)

TTY service for the hearing impaired:
(800) 258-8846 (toll free)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither our affiliates nor we will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

PAYMENT OF POLICY PROCEEDS We will pay proceeds when:

-    you surrender the policy;

-    the insured dies; or

- the policy maturity date is reached, which occurs when the insured reaches attained insurance age 100.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year (8% in Arkansas and Colorado) on single sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three below. Unless we agree otherwise, we must make payments under all options to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 4% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100 At any time, you may withdraw all proceeds that remain or you may place them under a different payment option that we approve.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFFERAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

-    the NYSE is closed (other than customary weekend and holiday closings);

- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.

As with any financial product purchased, the decision as to who the owner and the beneficiary will be should be made by the client after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

DIVERSIFICATION AND INVESTMENT CONTROL: The IRS has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.


IDS LIFE'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS


DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes.

MATURITY VALUE PROCEEDS: The policy matures when the insured is alive at the insured's attained insurance age 100. We pay you the maturity value. The maturity value is equal to the cash surrender value of the policy at the insured's attained insurance age 100. If that amount plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment option. All payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract.


SOURCE OF PROCEEDS                                      TAXABLE PORTION OF PRE-DEATH PROCEEDS
-----------------------------------------------------------------------------------------------------------------------
Full surrender:                                         Amount received plus any indebtedness, minus your investment in the policy.*

Lapse:                                                  Any outstanding indebtedness minus your investment in the
                                                        policy.*

Partial surrenders (modified endowment contracts):      Lesser of: The amount received or policy value minus your
                                                        investment in the policy.*

Policy loans and assignments
(modified endowment contracts):                         Lesser of: The amount of the loan/assignment or policy value minus your investment in the policy.*

Partial surrenders (not modified endowment contracts):  Generally, if the amount received is greater than your investment in the policy,* the amount in excess of your
                                                        investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial
                                                        surrender results in or is necessitated by a reduction in
                                                        benefits.

Policy loans and assignments
(not modified endowment contracts):                     None.**

Payment options:                                        OPTION A: Taxed as full surrender (and may be subject to
                                                        additional 10% penalty tax if modified endowment contract).
                                                        Interest taxed (and not subject to additional 10% penalty tax).

                                                        OPTIONS B AND C: Portion of each payment taxed and portion considered a return on investment in the policy* and not taxed.
                                                        Any outstanding indebtedness at the time the option is elected taxed as a partial surrender (and may be subject to additional
                                                        10% penalty tax if modified endowment contract). Payments made after the investment in the policy* fully recovered taxed and, if a modified endowment contract, may be subject to an
                                                        additional 10% penalty tax.


* Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans.

** See "Lapse" under "Source of proceeds" above for explanation of tax treatment.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

-    you apply for it or materially change it on or after June 21, 1988 and

- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.


Also, any life insurance policy you receive in exchange for a modified endowment contract is itself a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment contract if premiums you pay in the early years following a material change exceed the recalculated limits.

REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, maturity, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:


-    the distribution occurs after the owner attains age 591/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)) or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

INTEREST PAID ON POLICY LOANS: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds also will depend on the circumstances.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan.

On July 6, 1983, the Supreme Court held in NORRIS V. ARIZONA GOVERNING COMMITTEE that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program. Rates that do not distinguish between men and women are available when required for employment-related programs in all states except Illinois, Michigan, New Jersey, South Carolina and Texas.


        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. We and our affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts (BENACQUISTO V. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 12/13/96; MORK, ET. AL. V. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 3/21/97; THORESEN V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98). A fourth lawsuit was filed against us and our affiliates in federal court (BENACQUISTO, ET. AL. V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court -- Minnesota 8/00). In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

In November 2002, a suit, captioned HARITOS ET. AL. V. AMERICAN EXPRESS FINANCIAL CORPORATION AND IDS LIFE INSURANCE COMPANY, was filed in the United States District Court for the District of Arizona. The suit is filed by the plaintiffs who purport to represent a class of all persons that have purchased financial plans from AEFA advisors during an undefined class period. Plaintiffs allege that the sale of the plans violate the Investment Advisers Act of 1940. The suit seeks an unspecified amount of damages, rescission and injunctive relief. We believe that we have meritorious defenses to this suit and intend to defend this case vigorously.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR POLICY

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full or the policy matures. The cash surrender value equals the policy value minus any indebtedness and any applicable surrender charges.


CLOSE OF BUSINESS: Closing time of the New York Stock Exchange, normally 4 p.m., Eastern time.


CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE (DBG): A feature of the policy guaranteeing that the policy will not lapse before the insured's attained insurance age 70 or five policy years, if later. The guarantee is in effect if you meet certain premium payment requirements.

FIXED ACCOUNT: The general investment account of IDS Life. The fixed account is made up of all of IDS Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The age of the insured, based upon his or her nearest birthday on the date of the application.

INSURED: The person whose life is insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MATURITY DATE: The insured's attained insurance age 100, if living.

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

MINIMUM MONTHLY PREMIUM: We show the premium required to keep the DBG in effect. We show the minimum monthly premium in your policy.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.


OWNER: The entities to which, or individuals to whom we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.


POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the insured prior to the insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

-    On the maturity date, proceeds will be the cash surrender value.

-    On surrender of the policy, the proceeds will be the cash surrender value.

RATE CLASSIFICATION: A group of insureds that IDS Life expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured. We show the initial specified amount in your policy.


SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund or trust.


SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses during the first ten years of the policy and for ten years after an increase in coverage.

TRUST: A unit investment trust, which is part of The Shearson Lehman Brothers Fund of Stripped ("Zero Coupon") U.S. Treasury Securities Fund, Series A. One subaccount of the variable account invests in the trust, which contains certain debt obligations of the United States.

VALUATION DATE: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.

VALUATION PERIOD: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.

VARIABLE ACCOUNT: IDS Life Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund or unit investment trust. The policy value in each subaccount depends on the performance of the particular fund or trust.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

        AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE -- PROSPECTUS

Additional information about IDS Life Variable Life Separate Account (Registrant) is included in SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company at the phone and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
Telephone: (800) 862-7919
Web site address: americanexpress.com

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File #811-4298

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919

                                                                S-6194 AD (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                                AMERICAN EXPRESS
                           VARIABLE UNIVERSAL LIFE(SM)

                                   MAY 1, 2003

AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

ISSUED BY: IDS LIFE INSURANCE COMPANY (IDS LIFE)
           70100 AXP Financial Center
           Minneapolis, MN 55474
           Phone: (800) 862-7919
           Web site address: americanexpress.com

           IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Variable Life Separate Account is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and phone number above.

TABLE OF CONTENTS


INFORMATION ABOUT IDS LIFE                                                    3
    Ownership                                                                 3
    State Regulation                                                          3
    Reports                                                                   3
    Rating Agencies                                                           3
PRINCIPAL UNDERWRITER                                                         4
DISTRIBUTION OF THE POLICY                                                    4
THE VARIABLE ACCOUNT                                                          4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES                    4
    Additional Information on Payment Options                                 4
PERFORMANCE INFORMATION                                                       5
    Average Annual Total Return                                               5
    Rates of Return of the Funds                                              6
    Rates of Return of the Subaccounts                                        8
    Annualized Yield for a Subaccount Investing in a Money Market Fund       14
    Annualized Yield for a Subaccount Investing in an Income Fund            14
POLICY ILLUSTRATIONS                                                         15
    Understanding the Illustrations                                          15
INDEPENDENT AUDITORS                                                         18
FINANCIAL INFORMATION


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

INFORMATION ABOUT IDS LIFE


We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis, MN 55474.


We conduct a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.


We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies utilizing other separate accounts, unit investment trusts and mutual funds.


OWNERSHIP

We are a wholly owned subsidiary of American Express Financial Corporation
(AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life. Total assets under management as of the most recent fiscal year were more than $198 billion.


STATE REGULATION


We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of our operations is conducted periodically.


REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us refer to the American Express Web site at americanexpress.com/advisors or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                                                         www.ambest.com
Fitch                                                       www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.


Fitch -- Rates insurance companies for their claims-paying ability.


Moody's -- Rates insurance companies for their financial strength.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

PRINCIPAL UNDERWRITER


We serve as the principal underwriter of the policy, which we offer on a continuous basis. We are registered with the Securities and Exchange Commission
(SEC) under the Securities Exchange Act of 1934 as a broker-dealer and we are a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives.

We currently pay underwriting commissions for our role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in our role as principal underwriter for the variable account has been: 2002: $37,418,102; 2001: $41,792,624; and 2000: $56,851,815. We retain no underwriting commission from the sale of the policy.


DISTRIBUTION OF THE POLICY

We are the sole distributor of the policy. We pay our representatives a commission of up to 81% of the initial target premium (annualized), plus up to 4.8% of all premiums in excess of the target premium. At the end of policy years one through ten, we pay our representatives a service fee of 0.30% or less of the policy value, net of indebtedness. We pay additional commissions to our representatives if an increase in coverage occurs.

THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

          PAYMENT PERIOD                   MONTHLY PAYMENT PER $1,000
              (YEARS)                         PLACED UNDER OPTION B
                 5                                   $ 18.32
                10                                     10.06
                15                                      7.34
                20                                      6.00
                25                                      5.22
                30                                      4.72

We will furnish monthly amounts for other payment periods at your request, without charge.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

OPTION C: LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

   CALENDAR YEAR                                 CALENDAR YEAR
 OF PAYEE'S BIRTH         ADJUSTMENT            OF PAYEE'S BIRTH          ADJUSTMENT
  Before 1920                 0                    1945-1949                  6
    1920-1924                 1                    1950-1959                  7
    1925-1929                 2                    1960-1969                  8
    1930-1934                 3                    1970-1979                  9
    1935-1939                 4                    1980-1989                 10
    1940-1944                 5                   After 1989                 11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table. We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                                     LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-----------------------------------------------------------------------------------------------
                                   10 YEARS               15 YEARS               20 YEARS
ADJUSTED AGE PAYEE             MALE       FEMALE       MALE      FEMALE       MALE       FEMALE
50                             $ 4.22     $ 3.89      $ 4.17     $ 3.86       $ 4.08     $ 3.82
55                               4.62       4.22        4.53       4.18         4.39       4.11
60                               5.14       4.66        4.96       4.57         5.71       4.44
65                               5.81       5.22        5.46       5.05         5.02       4.79
70                               6.61       5.96        5.96       5.60         5.27       5.12
75                               7.49       6.89        6.38       6.14         5.42       5.35

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the SEC. An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the policy over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:        P = a hypothetical initial payment of $1,000
              T = average annual total return
              n = number of years
            ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

RATES OF RETURN OF THE FUNDS


In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund operating expenses (including the management fees, 12b-1 fees and other expenses) for the period indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING DEC. 31, 2002


                                                                                                                  10 YEARS OR SINCE
FUND                                                                       1 YEAR        3 YEARS        5 YEARS      COMMENCEMENT
IDS LIFE SERIES FUND, INC. -
      Equity Portfolio (1/86)(1)                                           (34.05%)      (30.18%)        (7.66%)         4.63%
      Equity Income Portfolio (6/99)(1)                                    (18.95)        (6.08)            --          (5.79)
      Government Securities Portfolio (1/86)(1)                             10.03          9.39           6.82           6.80
      Income Portfolio (1/86)(1)                                             8.00          7.61           5.72           6.98
      International Equity Portfolio (10/94)(1)                            (17.63)       (23.32)         (5.57)          3.78
      Managed Portfolio (1/86)(1)                                          (23.45)       (18.98)         (5.38)          3.94
      Money Market Portfolio (1/86)(1)                                       1.30          3.71           4.18           4.24
AXP(R) VARIABLE PORTFOLIO -
      Blue Chip Advantage Fund (9/99)(1)                                   (22.66)       (16.69)            --         (12.00)
      Bond Fund (10/81)(1)                                                   5.53          6.20           4.34           6.83
      Capital Resource Fund (10/81)(1)                                     (22.03)       (19.23)         (4.14)          3.77
      Cash Management Fund (10/81)(1)                                        1.14          3.55           4.10           4.26
      Diversified Equity Income Fund (9/99)(1)                             (19.03)        (6.38)            --          (4.49)
      Emerging Markets Fund (5/00)(1)                                       (5.44)           --             --         (13.22)
      Extra Income Fund (5/96)(1)                                           (6.58)        (3.85)         (2.02)          1.19
      Federal Income Fund (9/99)(1)                                          5.83          6.85             --           6.37
      Global Bond Fund (5/96)(1)                                            14.98          6.36           4.44           5.10
      Growth Fund (9/99)(1)                                                (26.10)       (25.60)            --         (19.21)
      International Fund (1/92)(1)                                         (18.25)       (24.08)         (5.89)          1.86
      Managed Fund (4/86)(1)                                               (12.92)        (8.72)          0.23           6.47
      NEW DIMENSIONS FUND(R) (5/96)(1)                                     (21.89)       (16.05)          0.09          5.12
      S&P 500 Index Fund (5/00)(1)                                         (22.42)           --             --         (16.79)
      Small Cap Advantage Fund (9/99)(1)                                   (17.06)        (6.88)            --          (2.65)
      Strategy Aggressive Fund (1/92)(1)                                   (31.95)       (28.23)         (8.29)          1.69
AIM V.I.
      Capital Appreciation Fund, Series I Shares (5/93)(1)                 (24.35)       (19.74)         (2.26)          7.32
      Capital Development Fund, Series I Shares (5/98)(1)                  (21.36)        (7.57)            --          (1.25)
      Core Equity Fund, Series I Shares (5/94)(1)                          (15.58)       (17.74)         (0.94)          7.86
AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
      VP International, Class I (5/94)(1)                                  (20.54)       (26.40)         (5.08)          2.40
      VP Value, Class I (5/96)(1)                                          (18.19)         8.50           1.31           7.17
CALVERT VARIABLE SERIES, INC.
      Social Balanced Portfolio (9/86)(1)                                  (12.15)        (7.48)          0.66           6.60
CREDIT SUISSE TRUST
      Emerging Growth Portfolio (9/99)(1)                                  (29.30)       (16.51)            --          (7.69)
      Small Cap Growth Portfolio (6/95)(1)                                 (33.69)       (23.03)         (5.61)          2.85
FIDELITY(R) VIP
      Growth & Income Portfolio Service Class (12/96)(1),(2)               (16.69)        (9.90)          0.61           4.84
      Mid Cap Portfolio Service Class (12/98)(1),(2)                        (9.90)         5.15             --          15.55
      Overseas Portfolio Service Class (1/87)(1),(2)                       (20.34)       (20.27)         (4.04)          4.21


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)


                                                                                                                  10 YEARS OR SINCE
FUND                                                                       1 YEAR        3 YEARS        5 YEARS      COMMENCEMENT
FTVIPT
      Franklin Real Estate Fund - Class 2 (1/89)(1),(3)                      2.07%        13.16%          2.45%          9.62%
      Franklin Small Cap Value Securities Fund - Class 2 (5/98) (1),(3)     (9.26)         8.88             --           0.42
      Templeton Foreign Securities Fund - Class 2 (5/92)(1),(4)            (18.56)       (12.59)         (2.13)          6.63
GOLDMAN SACHS VIT
      CORE(SM) Small Cap Equity Fund (2/98)(1)                             (14.97)        (3.29)            --          (0.74)
      CORE(SM) U.S. Equity Fund (2/98)(1)                                  (21.89)       (14.64)            --          (2.44)
      Mid Cap Value Fund (5/98)(1)                                          (4.69)        11.85             --           3.95
JANUS ASPEN SERIES
      Global Technology Portfolio: Service Shares (1/00)(1),(5)            (40.93)           --             --         (37.98)
      International Growth Portfolio: Service Shares (5/94)(1),(5)         (25.76)       (21.88)          0.01           8.08
      Mid Cap Growth Portfolio: Service Shares(1),(5)                      (28.12)       (33.34)         (2.36)          6.97
      (previously Janus Aspen Series Aggressive Growth
        Portfolio: Service Shares)
LAZARD RETIREMENT SERIES
      International Equity Portfolio (9/98)(1)                             (10.71)       (15.05)            --          (4.06)
MFS(R)
      Investors Growth Stock Series - Service Class (5/99)(1),(6)          (27.71)       (20.13)            --          (8.81)
      New Discovery Series - Service Class (5/98)(1),(6)                   (31.80)       (14.14)            --           2.49
PUTNAM VARIABLE TRUST
      Putnam VT High Yield Fund - Class IB Shares (2/88)(1),(7)             (0.85)           --          (1.29)          5.33
      Putnam VT International New Opportunities Fund -
        Class IB Shares (1/97)(1),(7)                                      (13.63)           --          (2.42)         (2.07)
      Putnam VT New Opportunities Fund - Class IA Shares (5/94)(1)         (30.51)           --          (5.53)          5.53
      Putnam VT Vista Fund - Class IB Shares (1/97)(1),(7)                 (30.60)           --          (4.20)         (0.12)
ROYCE CAPITAL FUND
      Micro-Cap Portfolio (12/96)(1)                                       (12.78)        10.24          12.31          13.75
THIRD AVENUE
      Value Portfolio (9/99)(1)                                            (10.72)        12.56             --          14.20
WANGER
      International Small Cap (5/95)(1)                                    (13.83)       (21.19)          5.21          11.19
      U.S. Smaller Companies (5/95)(1)                                     (16.81)        (5.23)          2.95          12.96

(1) Commencement date of the fund.

(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense, which also affects future performance.

(5) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(6) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(7) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

RATES OF RETURN OF THE SUBACCOUNTS

This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began in investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average annual rates of return in the following tables reflect all fund operating expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 5% premium expense charge. In the second table the rates of return do not reflect the 5% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been lower.

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002

                                                                                        PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN                                               1 YEAR       5 YEARS       10 YEARS        COMMENCEMENT
            IDS LIFE SERIES FUND, INC. -
U             Equity Portfolio (6/87; 1/86)(1)                         (37.91%)      (9.72%)         3.16%            5.90%
FEI           Equity Income Portfolio (6/99; 6/99)(1)                  (23.69)          --             --            (7.98)
Y             Government Securities Portfolio (6/87; 1/86)(1)            3.60         4.78           5.30             6.30
V             Income Portfolio (6/87; 1/86)(1)                           1.67         3.70           5.48             6.37
IL            International Equity Portfolio (10/94; 10/94)(1)         (22.45)       (7.37)            --             2.21
X             Managed Portfolio (6/87; 1/86)(1)                        (27.93)       (7.19)          2.47             5.91
W             Money Market Portfolio (6/87; 1/86)(1)                    (4.63)        2.19           2.79             3.72
            AXP(R) VARIABLE PORTFOLIO -
FBC           Blue Chip Advantage Fund (5/00; 9/99)(1)                 (27.19)          --             --           (21.00)
FBD           Bond Fund (5/00; 10/81)(1)                                (0.64)          --             --             5.06
FCR           Capital Resource Fund (5/00; 10/81)(1)                   (26.59)          --             --           (22.79)
FCM           Cash Management Fund (5/00; 10/81)(1)                     (4.76)          --             --             0.39
FDE           Diversified Equity Income Fund (5/00; 9/99)(1)           (23.77)          --             --            (9.85)
FEM           Emerging Markets Fund (5/00; 5/00)(1)                    (10.97)          --             --           (13.91)
FEX           Extra Income Fund (5/00; 5/96)(1)                        (11.98)          --             --            (6.05)
FFI           Federal Income Fund (5/00; 9/99)(1)                       (0.37)          --             --             4.65
FGB           Global Bond Fund (5/00; 5/96)(1)                           8.25           --             --             5.95
FGR           Growth Fund (5/00; 9/99)(1)                              (30.43)          --             --           (31.71)
FIE           International Fund (5/00; 1/92)(1)                       (23.02)          --             --           (25.10)
FMF           Managed Fund (5/00; 4/86)(1)                             (18.01)          --             --           (12.62)
FND           NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                  (26.46)          --             --           (13.37)
FIV           S&P 500 Index Fund (5/00; 5/00)(1)                       (26.95)          --             --           (19.01)
FSM           Small Cap Advantage Fund (5/00; 9/99)(1)                 (21.91)          --             --           (11.72)
FSA           Strategy Aggressive Fund (5/00; 1/92)(1)                 (35.93)          --             --           (31.52)
            AIM V.I.
FCA           Capital Appreciation Fund,
              Series I Shares (5/00; 5/93)(1)                          (28.78)          --             --           (24.66)
FCD           Capital Development Fund,
              Series I Shares (5/00; 5/98)(1)                          (25.96)          --             --           (13.84)
FGI           Core Equity Fund,
              Series I Shares (11/96; 5/94)(1)                         (20.52)       (2.82)            --             1.29
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
FIR           VP International, Class I (5/00; 5/94)(1)                (25.03)          --             --           (24.53)
FVL           VP Value, Class I (5/99; 5/96)(1)                        (17.73)          --             --            (1.37)

                                                                                        PERFORMANCE SINCE
                                                                                     COMMENCEMENT OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN                                               1 YEAR       5 YEARS       10 YEARS        COMMENCEMENT
            IDS LIFE SERIES FUND, INC. -
U             Equity Portfolio (6/87; 1/86)(1)                         (37.91%)      (9.42%)         3.16%            6.97%
FEI           Equity Income Portfolio (6/99; 6/99)(1)                  (23.69)          --             --            (7.98)
Y             Government Securities Portfolio (6/87; 1/86)(1)            3.60         4.78           5.30             5.91
V             Income Portfolio (6/87; 1/86)(1)                           1.67         3.70           5.48             6.08
IL            International Equity Portfolio (10/94; 10/94)(1)         (22.45)       (7.37)            --             2.21
X             Managed Portfolio (6/87; 1/86)(1)                        (27.93)       (7.19)          2.47             6.71
W             Money Market Portfolio (6/87; 1/86)(1)                    (4.63)        2.19           2.79             3.79
            AXP(R) VARIABLE PORTFOLIO -
FBC           Blue Chip Advantage Fund (5/00; 9/99)(1)                 (27.19)          --             --           (14.14)
FBD           Bond Fund (5/00; 10/81)(1)                                (0.64)        2.36           5.47             8.81
FCR           Capital Resource Fund (5/00; 10/81)(1)                   (26.59)       (5.97)          2.32             8.93
FCM           Cash Management Fund (5/00; 10/81)(1)                     (4.76)        2.13           2.81             4.94
FDE           Diversified Equity Income Fund (5/00; 9/99)(1)           (23.77)          --            --             (6.81)
FEM           Emerging Markets Fund (5/00; 5/00)(1)                    (10.97)          --             --           (15.64)
FEX           Extra Income Fund (5/00; 5/96)(1)                        (11.98)       (3.88)            --            (0.47)
FFI           Federal Income Fund (5/00; 9/99)(1)                       (0.37)          --             --             3.84
FGB           Global Bond Fund (5/00; 5/96)(1)                           8.25         2.45             --             3.36
FGR           Growth Fund (5/00; 9/99)(1)                              (30.43)          --             --           (21.17)
FIE           International Fund (5/00; 1/92)(1)                       (23.02)       (7.68)          0.47             0.24
FMF           Managed Fund (5/00; 4/86)(1)                             (18.01)       (1.68)          5.04             7.36
FND           NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                  (26.46)       (1.82)            --             3.38
FIV           S&P 500 Index Fund (5/00; 5/00)(1)                       (26.95)          --             --           (19.10)
FSM           Small Cap Advantage Fund (5/00; 9/99)(1)                 (21.91)          --             --            (5.02)
FSA           Strategy Aggressive Fund (5/00; 1/92)(1)                 (35.93)      (10.04)          0.29             1.00
            AIM V.I.
FCA           Capital Appreciation Fund,
              Series I Shares (5/00; 5/93)(1)                          (28.78)       (4.12)            --             5.80
FCD           Capital Development Fund,
              Series I Shares (5/00; 5/98)(1)                          (25.96)          --             --            (3.21)
FGI           Core Equity Fund,
              Series I Shares (11/96; 5/94)(1)                         (20.52)       (2.82)            --             6.25
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
FIR           VP International, Class I (5/00; 5/94)(1)                (25.03)       (4.77)            --             0.74
FVL           VP Value, Class I (5/99; 5/96)(1)                        (17.73)        1.92             --             6.62

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)



                                                                                        PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN                                               1 YEAR       5 YEARS       10 YEARS        COMMENCEMENT
            CALVERT VARIABLE SERIES(R) INC.
FSB           Social Balanced Portfolio (5/00; 9/86)(1)                (17.34%)         --%            --%          (10.76%)
            CREDIT SUISSE TRUST
FEG           Emerging Growth Portfolio (5/00; 9/99)(1)                (33.44)          --             --           (20.89)
FSC           Small Cap Growth Portfolio (5/99; 6/95)(1)               (37.57)          --             --            (8.34)
            FIDELITY(R) VIP
FGC           Growth & Income Portfolio
              Service Class (5/00; 12/96)(1),(2)                       (21.57)          --             --           (12.58)
FMP           Mid Cap Portfolio
              Service Class (5/00; 12/98)(1),(2)                       (15.17)          --             --            (1.68)
FOS           Overseas Portfolio
              Service Class (5/00; 1/87)(1),(2)                        (25.00)          --             --           (22.22)
            FTVIPT
FRE           Franklin Real Estate Fund -
              Class 2 (5/00; 1/89)(1),(3)                               (3.90)          --             --             6.82
FSV           Franklin Small Cap Value Securities Fund -
              Class 2 (5/00; 5/98)(1),(3)                              (14.57)          --             --             3.47
FIF           Templeton Foreign Securities Fund -
              Class 2 (5/99; 5/92)(1),(4)                              (23.33)          --             --            (9.65)
            GOLDMAN SACHS VIT
FSE           CORE(SM) Small Cap Equity Fund (5/00; 2/98)(1)           (19.94)          --             --            (6.32)
FUE           CORE(SM) U.S. Equity Fund (5/00; 2/98)(1)                (26.47)          --             --           (18.61)
FMC           Mid Cap Value Fund (5/00; 5/98)(1)                       (10.27)          --             --             6.97
            JANUS ASPEN SERIES
FGT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(1),(5)                       (44.39)          --             --           (41.11)
FIG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(1),(5)                       (30.10)          --             --           (26.60)
FAG           Mid Cap Growth Portfolio:
              Service Shares (5/00; 9/93)(1),(5)                       (32.32)          --             --           (36.37)
              (previously Janus Aspen Series Aggressive
              Growth Portfolio: Service Shares)
            LAZARD RETIREMENT SERIES
FIP           International Equity Portfolio (5/00; 9/98)(1)           (15.93)          --             --           (17.21)
            MFS(R)
FGW           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(1),(6)                        (31.95)          --             --           (25.07)
FDS           New Discovery Series -
              Service Class (5/00; 5/98)(1),(6)                        (35.79)          --             --           (18.57)
            PUTNAM VARIABLE TRUST
FPH           Putnam VT High Yield -
              Class IB Shares (5/99; 2/88)(1),(7)                       (6.54)          --             --            (3.85)
FIN           Putnam VT International New Opportunities
              Fund - Class IB Shares (5/00; 1/97)(1),(7)               (18.69)          --             --           (28.50)
FNO           Putnam VT New Opportunities Fund -
              Class IA Shares (11/96; 5/94)(1)                         (34.37)       (7.15)            --            (3.13)
FVS           Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(1),(7)                      (34.66)          --             --           (30.11)


                                                                                        PERFORMANCE SINCE
                                                                                     COMMENCEMENT OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN                                               1 YEAR       5 YEARS       10 YEARS        COMMENCEMENT
            CALVERT VARIABLE SERIES(R) INC.
FSB           Social Balanced Portfolio (5/00; 9/86)(1)                (17.34%)      (1.26%)         5.11%            6.57%
            CREDIT SUISSE TRUST
FEG           Emerging Growth Portfolio (5/00; 9/99)(1)                (33.44)          --             --            (9.93)
FSC           Small Cap Growth Portfolio (5/99; 6/95)(1)               (37.57)       (7.41)            --             1.23
            FIDELITY(R) VIP
FGC           Growth & Income Portfolio
              Service Class (5/00; 12/96)(1),(2)                       (21.57)       (1.31)            --             3.19
FMP           Mid Cap Portfolio
              Service Class (5/00; 12/98)(1),(2)                       (15.17)          --             --            13.11
FOS           Overseas Portfolio
              Service Class (5/00; 1/87)(1),(2)                        (25.00)       (5.87)          3.18             2.87
            FTVIPT
FRE           Franklin Real Estate Fund -
              Class 2 (5/00; 1/89)(1),(3)                               (3.90)        0.49           8.50             8.24
FSV           Franklin Small Cap Value Securities Fund -
              Class 2 (5/00; 5/98)(1),(3)                              (14.57)          --             --            (1.58)
FIF           Templeton Foreign Securities Fund -
              Class 2 (5/99; 5/92)(1),(4)                              (23.33)       (4.00)          6.26             5.17
            GOLDMAN SACHS VIT
FSE           CORE(SM) Small Cap Equity Fund (5/00; 2/98)(1)           (19.94)          --             --            (2.68)
FUE           CORE(SM) U.S. Equity Fund (5/00; 2/98)(1)                (26.47)          --             --            (4.34)
FMC           Mid Cap Value Fund (5/00; 5/98)(1)                       (10.27)          --             --             1.88
            JANUS ASPEN SERIES
FGT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(1),(5)                       (44.39)          --             --           (39.51)
FIG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(1),(5)                       (30.10)       (1.89)            --             6.59
FAG           Mid Cap Growth Portfolio:
              Service Shares (5/00; 9/93)(1),(5)                       (32.32)       (4.21)            --             5.44
              (previously Janus Aspen Series Aggressive
              Growth Portfolio: Service Shares)
            LAZARD RETIREMENT SERIES
FIP           International Equity Portfolio (5/00; 9/98)(1)           (15.93)          --             --            (6.03)
            MFS(R)
FGW           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(1),(6)                        (31.95)          --             --           (10.90)
FDS           New Discovery Series -
              Service Class (5/00; 5/98)(1),(6)                        (35.79)          --             --             0.44
            PUTNAM VARIABLE TRUST
FPH           Putnam VT High Yield -
              Class IB Shares (5/99; 2/88)(1),(7)                       (6.54)       (3.17)          3.86             5.60
FIN           Putnam VT International New Opportunities
              Fund - Class IB Shares (5/00; 1/97)(1),(7)               (18.69)       (4.29)            --            (3.78)
FNO           Putnam VT New Opportunities Fund -
              Class IA Shares (11/96; 5/94)(1)                         (34.37)       (7.15)            --             4.14
FVS           Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(1),(7)                      (34.66)       (6.01)            --            (1.82)




                  IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                        PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN                                               1 YEAR       5 YEARS       10 YEARS        COMMENCEMENT
            ROYCE CAPITAL FUND
FMI           Micro-Cap Portfolio (5/00; 12/96)(1)                     (17.97%)         --%            --%            7.50%
            THIRD AVENUE
FVA           Value Portfolio (5/00; 9/99)(1)                          (15.95)          --             --             7.01
            WANGER
FIC           International Small Cap (5/00; 5/95)(1)                  (18.87)          --             --           (24.96)
FSP           U.S. Smaller Companies (5/00; 5/95)(1)                   (21.68)          --             --            (3.38)

                                                                                        PERFORMANCE SINCE
                                                                                     COMMENCEMENT OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN                                               1 YEAR       5 YEARS       10 YEARS        COMMENCEMENT
            ROYCE CAPITAL FUND
FMI           Micro-Cap Portfolio (5/00; 12/96)(1)                     (17.97%)      10.15%            --%           11.77%
            THIRD AVENUE
FVA           Value Portfolio (5/00; 9/99)(1)                          (15.95)          --             --            11.44
            WANGER
FIC           International Small Cap (5/00; 5/95)(1)                  (18.87)        3.22             --             9.48
FSP           U.S. Smaller Companies (5/00; 5/95)(1)                   (21.68)        0.96             --            11.20



See accompanying notes to the performance information.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002


                                                                                        PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN                                               1 YEAR       5 YEARS       10 YEARS        COMMENCEMENT
            IDS LIFE SERIES FUND, INC. -
U             Equity Portfolio (6/87; 1/86)(1)                         (34.65%)      (8.49%)         3.69%            6.25%
FEI           Equity Income Portfolio (6/99; 6/99)(1)                  (19.67)          --             --            (6.63)
Y             Government Securities Portfolio (6/87; 1/86)(1)            9.05         5.86           5.84             6.65
V             Income Portfolio (6/87; 1/86)(1)                           7.02         4.77           6.02             6.72
IL            International Equity Portfolio (10/94; 10/94)(1)         (18.36)       (6.42)            --             2.85
X             Managed Portfolio (6/87; 1/86)(1)                        (24.14)       (6.23)          3.00             6.26
W             Money Market Portfolio (6/87; 1/86)(1)                     0.39         3.24           3.32             4.06
            AXP(R) VARIABLE PORTFOLIO -
FBC           Blue Chip Advantage Fund (5/00; 9/99)(1)                 (23.36)          --             --           (19.45)
FBD           Bond Fund (5/00; 10/81)(1)                                 4.59           --             --             7.13
FCR           Capital Resource Fund (5/00; 10/81)(1)                   (22.73)          --             --           (21.27)
FCM           Cash Management Fund (5/00; 10/81)(1)                      0.25           --             --             2.37
FDE           Diversified Equity Income Fund (5/00; 9/99)(1)           (19.76)          --             --            (8.08)
FEM           Emerging Markets Fund (5/00; 5/00)(1)                     (6.29)          --             --           (12.21)
FEX           Extra Income Fund (5/00; 5/96)(1)                         (7.35)          --             --            (4.20)
FFI           Federal Income Fund (5/00; 9/99)(1)                        4.88           --             --             6.71
FGB           Global Bond Fund (5/00; 5/96)(1)                          13.95           --             --             8.04
FGR           Growth Fund (5/00; 9/99)(1)                              (26.76)          --             --           (30.37)
FIE           International Fund (5/00; 1/92)(1)                       (18.97)          --             --           (23.63)
FMF           Managed Fund (5/00; 4/86)(1)                             (13.70)          --             --           (10.90)
FND           NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                  (22.59)          --             --           (11.95)
FIV           S&P 500 Index Fund (5/00; 5/00)(1)                       (23.11)          --             --           (17.42)
FSM           Small Cap Advantage Fund (5/00; 9/99)(1)                 (17.80)          --             --            (9.98)
FSA           Strategy Aggressive Fund (5/00; 1/92)(1)                 (32.56)          --             --           (30.18)
            AIM V.I.
FCA           Capital Appreciation Fund,
              Series I Shares (5/00; 5/93)(1)                          (25.03)          --             --           (23.18)
FCD           Capital Development Fund,
              Series I Shares (5/00; 5/98)(1)                          (22.06)          --             --           (12.14)
FGI           Core Equity Fund, Series I Shares (11/96; 5/94)(1)       (16.34)       (1.82)            --             2.14
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
FIR           VP International, Class I (5/00; 5/94)(1)                (21.09)          --             --           (23.04)
FVL           VP Value, Class I (5/99; 5/96)(1)                        (13.40)          --             --             0.02
            CALVERT VARIABLE SERIES, INC.
FSB           Social Balanced Portfolio (5/00; 9/86)(1)                (12.98)          --             --            (9.01)
            CREDIT SUISSE TRUST
FEG           Emerging Growth Portfolio (5/00; 9/99)(1)                (29.94)          --             --           (19.33)
FSC           Small Cap Growth Portfolio (5/99; 6/95)(1)               (34.29)          --             --            (7.05)
            FIDELITY(R) VIP
FGC           Growth & Income Portfolio
              Service Class (5/00; 12/96)(1),(2)                       (17.44)          --             --           (10.86)
FMP           Mid Cap Portfolio
              Service Class (5/00; 12/98)(1),(2)                       (10.70)          --             --             0.25
FOS           Overseas Portfolio
              Service Class (5/00; 1/87)(1),(2)                        (21.06)          --             --           (20.69)

                                                                                        PERFORMANCE SINCE
                                                                                     COMMENCEMENT OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN                                               1 YEAR       5 YEARS       10 YEARS        COMMENCEMENT
            IDS LIFE SERIES FUND, INC. -
U             Equity Portfolio (6/87; 1/86)(1)                         (34.65%)      (8.49%)         3.69%            7.29%
FEI           Equity Income Portfolio (6/99; 6/99)(1)                  (19.67)          --             --            (6.63)
Y             Government Securities Portfolio (6/87; 1/86)(1)            9.05         5.86           5.84             6.23
V             Income Portfolio (6/87; 1/86)(1)                           7.02         4.77           6.02             6.40
IL            International Equity Portfolio (10/94; 10/94)(1)         (18.36)       (6.42)            --             2.85
X             Managed Portfolio (6/87; 1/86)(1)                        (24.14)       (6.23)          3.00             7.04
W             Money Market Portfolio (6/87; 1/86)(1)                     0.39         3.24           3.32             4.11
            AXP(R) VARIABLE PORTFOLIO -
FBC           Blue Chip Advantage Fund (5/00; 9/99)(1)                 (23.36)          --             --           (12.79)
FBD           Bond Fund (5/00; 10/81)(1)                                 4.59         3.42           6.01             9.07
FCR           Capital Resource Fund (5/00; 10/81)(1)                   (22.73)       (5.00)          2.84             9.19
FCM           Cash Management Fund (5/00; 10/81)(1)                      0.25         3.18           3.34             5.19
FDE           Diversified Equity Income Fund (5/00; 9/99)(1)           (19.76)          --             --            (5.35)
FEM           Emerging Markets Fund (5/00; 5/00)(1)                     (6.29)          --             --           (14.00)
FEX           Extra Income Fund (5/00; 5/96)(1)                         (7.35)       (2.89)            --             0.30
FFI           Federal Income Fund (5/00; 9/99)(1)                        4.88           --             --             5.47
FGB           Global Bond Fund (5/00; 5/96)(1)                          13.95         3.51             --             4.15
FGR           Growth Fund (5/00; 9/99)(1)                              (26.76)          --             --           (19.94)
FIE           International Fund (5/00; 1/92)(1)                       (18.97)       (6.73)          0.99             0.71
FMF           Managed Fund (5/00; 4/86)(1)                             (13.70)       (0.67)          5.58             7.69
FND           NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                  (22.59)       (0.81)            --             4.18
FIV           S&P 500 Index Fund (5/00; 5/00)(1)                       (23.11)          --             --           (17.53)
FSM           Small Cap Advantage Fund (5/00; 9/99)(1)                 (17.80)          --             --            (3.53)
FSA           Strategy Aggressive Fund (5/00; 1/92)(1)                 (32.56)       (9.11)          0.80             1.47
            AIM V.I.
FCA           Capital Appreciation Fund,
              Series I Shares (5/00; 5/93)(1)                          (25.03)       (3.13)            --             6.36
FCD           Capital Development Fund,
              Series I Shares (5/00; 5/98)(1)                          (22.06)          --             --            (2.14)
FGI           Core Equity Fund, Series I Shares (11/96; 5/94)(1)       (16.34)       (1.82)            --             6.88
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
FIR           VP International, Class I (5/00; 5/94)(1)                (21.09)       (3.79)            --             1.34
FVL           VP Value, Class I (5/99; 5/96)(1)                        (13.40)        2.97             --             7.45
            CALVERT VARIABLE SERIES, INC.
FSB           Social Balanced Portfolio (5/00; 9/86)(1)                (12.98)       (0.24)          5.65             6.90
            CREDIT SUISSE TRUST
FEG           Emerging Growth Portfolio (5/00; 9/99)(1)                (29.94)          --             --            (8.52)
FSC           Small Cap Growth Portfolio (5/99; 6/95)(1)               (34.29)       (6.46)            --             1.93
            FIDELITY(R) VIP
FGC           Growth & Income Portfolio
              Service Class (5/00; 12/96)(1),(2)                       (17.44)       (0.29)            --             4.07
FMP           Mid Cap Portfolio
              Service Class (5/00; 12/98)(1),(2)                       (10.70)          --             --            14.56
FOS           Overseas Portfolio
              Service Class (5/00; 1/87)(1),(2)                        (21.06)       (4.90)          3.71             3.20


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                        PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN                                               1 YEAR       5 YEARS       10 YEARS        COMMENCEMENT
            FTVIPT
FRE           Franklin Real Estate Fund -
              Class 2 (5/00; 1/89)(1),(3)                                1.16%          --%            --%            8.93%
FSV           Franklin Small Cap Value Securities Fund -
              Class 2 (5/00; 5/98)(1),(3)                              (10.08)          --             --             5.51
FIF           Templeton Foreign Securities Fund -
              Class 2 (5/99; 5/92)(1),(4)                              (19.29)          --             --            (8.37)
            GOLDMAN SACHS VIT
FSE           CORE(SM) Small Cap Equity Fund (5/00; 2/98)(1)           (15.73)          --             --            (4.47)
FUE           CORE(SM) U.S. Equity Fund (5/00; 2/98)(1)                (22.60)          --             --           (17.01)
FMC           Mid Cap Value Fund (5/00; 5/98)(1)                        (5.55)          --             --             9.08
            JANUS ASPEN SERIES
FGT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(1),(5)                       (41.46)          --             --           (39.95)
FIG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(1),(5)                       (26.42)          --             --           (25.16)
FAG           Mid Cap Growth Portfolio:
              Service Shares (5/00; 9/93)(1),(5)                       (28.76)          --             --           (35.12)
              (previously Janus Aspen Series Aggressive
              Growth Portfolio: Service Shares)
            LAZARD RETIREMENT SERIES
FIP           International Equity Portfolio (5/00; 9/98)(1)           (11.51)          --             --           (15.58)
            MFS(R)
FGW           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(1),(6)                        (28.36)          --             --           (23.60)
FDS           New Discovery Series -
              Service Class (5/00; 5/98)(1),(6)                        (32.41)          --             --           (16.96)
            PUTNAM VARIABLE TRUST
FPH           Putnam VT High Yield -
              Class IB Shares (5/99; 2/88)(1),(7)                       (1.62)          --             --            (2.49)
FIN           Putnam VT International New Opportunities
              Fund - Class IB Shares (5/00; 1/97)(1),(7)               (14.41)          --             --           (27.09)
FNO           Putnam VT New Opportunities Fund -
              Class IA Shares (11/96; 5/94)(1)                         (30.92)       (6.20)            --            (2.31)
FVS           Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(1),(7)                      (31.22)          --             --           (28.73)
            ROYCE CAPITAL FUND
FMI           Micro-Cap Portfolio (5/00; 12/96)(1)                     (13.66)          --             --             9.62
            THIRD AVENUE
FVA           Value Portfolio (5/00; 9/99)(1)                          (11.52)          --             --             9.12
            WANGER
FIC           International Small Cap (5/00; 5/95)(1)                  (14.60)          --             --           (23.48)
FSP           U.S. Smaller Companies (5/00; 5/95)(1)                   (17.56)          --             --            (1.47)

                                                                                        PERFORMANCE SINCE
                                                                                     COMMENCEMENT OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN                                               1 YEAR       5 YEARS       10 YEARS        COMMENCEMENT
            FTVIPT
FRE           Franklin Real Estate Fund -
              Class 2 (5/00; 1/89)(1),(3)                                1.16%        1.53%          9.06%            8.64%
FSV           Franklin Small Cap Value Securities Fund -
              Class 2 (5/00; 5/98)(1),(3)                              (10.08)          --             --            (0.49)
FIF           Templeton Foreign Securities Fund -
              Class 2 (5/99; 5/92)(1),(4)                              (19.29)       (3.01)          6.80             5.68
            GOLDMAN SACHS VIT
FSE           CORE(SM) Small Cap Equity Fund (5/00; 2/98)(1)           (15.73)          --             --            (1.66)
FUE           CORE(SM) U.S. Equity Fund (5/00; 2/98)(1)                (22.60)          --             --            (3.33)
FMC           Mid Cap Value Fund (5/00; 5/98)(1)                        (5.55)          --             --             3.00
            JANUS ASPEN SERIES
FGT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(1),(5)                       (41.46)          --             --           (38.45)
FIG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(1),(5)                       (26.42)       (0.88)            --             7.23
FAG           Mid Cap Growth Portfolio:
              Service Shares (5/00; 9/93)(1),(5)                       (28.76)       (3.23)            --             6.03
              (previously Janus Aspen Series Aggressive
              Growth Portfolio: Service Shares)
            LAZARD RETIREMENT SERIES
FIP           International Equity Portfolio (5/00; 9/98)(1)           (11.51)          --             --            (4.91)
            MFS(R)
FGW           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(1),(6)                        (28.36)          --             --            (9.65)
FDS           New Discovery Series -
              Service Class (5/00; 5/98)(1),(6)                        (32.41)          --             --             1.55
            PUTNAM VARIABLE TRUST
FPH           Putnam VT High Yield -
              Class IB Shares (5/99; 2/88)(1),(7)                       (1.62)       (2.17)          4.39             5.96
FIN           Putnam VT International New Opportunities
              Fund - Class IB Shares (5/00; 1/97)(1),(7)               (14.41)       (3.30)            --            (2.95)
FNO           Putnam VT New Opportunities Fund -
              Class IA Shares (11/96; 5/94)(1)                         (30.92)       (6.20)            --             4.76
FVS           Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(1),(7)                      (31.22)       (5.04)            --            (0.97)
            ROYCE CAPITAL FUND
FMI           Micro-Cap Portfolio (5/00; 12/96)(1)                     (13.66)       11.28             --            12.72
            THIRD AVENUE
FVA           Value Portfolio (5/00; 9/99)(1)                          (11.52)          --             --            13.19
            WANGER
FIC           International Small Cap (5/00; 5/95)(1)                  (14.60)        4.28             --            10.22
FSP           U.S. Smaller Companies (5/00; 5/95)(1)                   (17.56)        2.01             --            11.94

See accompanying notes to the performance information.


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

NOTES TO THE PERFORMANCE INFORMATION


(1) (Commencement date of the subaccount; Commencement date of the fund.)

(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(5) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(6) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(7) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d) multiplying the base period return by 365/7.

The subaccount's value includes:

-   any declared dividends,

-   the value of any shares purchased with dividends paid during the period, and

-   any dividends declared for such shares.

It does not include:

-   the effect of any applicable surrender charge, or

-   any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

     Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with a fixed account) that fixed accounts often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the policy provides.

ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2002


SUBACCOUNT      INVESTING IN:                                        SIMPLE YIELD     COMPOUND YIELD
FCM             AXP(R) Variable Portfolio - Cash Management Fund        (0.07%)           (0.07%)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[(a - b + 1)(TO THE POWER OF 6) - 1]
                            -----
                             cd

where:

              a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
              d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002


SUBACCOUNT        INVESTING IN:                                         YIELD
FBD               AXP(R) Variable Portfolio - Bond Fund                 5.17%
FEX               AXP(R) Variable Portfolio - Extra Income Fund         5.06
FFI               AXP(R) Variable Portfolio - Federal Income Fund       2.96
FGB               AXP(R) Variable Portfolio - Global Bond Fund          2.47


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields. Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable life insurance illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

-   Premium expense charges;

-   Cost of insurance charges;

-   Death benefit guarantee charges;

-   Policy fees;

-   Mortality and expense risk charges; and

-   Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

-   Current charges for policies purchased on or after November 20, 1997.

-   Guaranteed charges in all years illustrated.


All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Table" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.01% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

RISK CLASSIFICATION OF THE INSURED: The illustration assumes the insured is a male, age 40, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $2,500 paid in full at the beginning of each policy year. Results would differ if:

-   Premiums were not paid in full at the beginning of each policy year;

-   Premium amounts paid were different.


LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

ILLUSTRATION                                                                    POLICIES PURCHASED ON OR AFTER NOVEMBER 20, 1997
--------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $200,000                       MALE -- AGE 40                                    CURRRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    NONSMOKER                                        ANNUAL PREMIUM $2,500
--------------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
        ACCUMULATED           DEATH BENEFIT                        POLICY VALUE                      CASH SURRENDER VALUE
END OF  WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST      ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%         0%         6%         12%           0%         6%         12%             0%         6%         12%
--------------------------------------------------------------------------------------------------------------------------------
     1    $   2,625  $ 200,000  $ 200,000  $   200,000    $  1,801   $ 1,927   $     2,052      $    314   $    439  $       565
     2        5,381    200,000    200,000      200,000       3,549     3,912         4,292         1,884      2,248        2,627
     3        8,275    200,000    200,000      200,000       5,238     5,954         6,732         3,411      4,127        4,905
     4       11,314    200,000    200,000      200,000       6,870     8,055         9,395         4,881      6,066        7,406
     5       14,505    200,000    200,000      200,000       8,435    10,207        12,293         6,351      8,123       10,209

     6       17,855    200,000    200,000      200,000       9,936    12,414        15,451         8,269     10,746       13,784
     7       21,373    200,000    200,000      200,000      11,373    14,677        18,898        10,123     13,427       17,648
     8       25,066    200,000    200,000      200,000      12,743    16,996        22,660        11,910     16,162       21,826
     9       28,945    200,000    200,000      200,000      14,042    19,368        26,766        13,626     18,952       26,349
    10       33,017    200,000    200,000      200,000      15,272    21,798        31,255        15,272     21,798       31,255

    15       56,644    200,000    200,000      200,000      20,131    34,628        60,816        20,131     34,628       60,816
    20       86,798    200,000    200,000      200,000      22,115    48,118       107,649        22,115     48,118      107,649
    25      125,284    200,000    200,000      225,177      19,962    61,522       184,571        19,962     61,522      184,571
    30      174,402    200,000    200,000      357,463      10,507    72,920       308,158        10,507     72,920      308,158
    35      237,091         --    200,000      539,876          --    78,015       504,557            --     78,015      504,557

    40      317,099         --    200,000      860,770          --    66,739       819,780            --     66,739      819,780
    45      419,213         --    200,000    1,375,964          --     8,953     1,310,442            --      8,953    1,310,442
    50      549,538         --         --    2,162,848          --        --     2,059,855            --         --    2,059,855
    55      715,871         --         --    3,337,710          --        --     3,178,772            --         --    3,178,772
    60      928,157         --         --    5,009,461          --        --     4,959,862            --         --    4,959,862



(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

ILLUSTRATION
--------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $200,000                       MALE -- AGE 40                                  GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    NONSMOKER                                        ANNUAL PREMIUM $2,500
--------------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
        ACCUMULATED           DEATH BENEFIT                        POLICY VALUE                      CASH SURRENDER VALUE
END OF  WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST      ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%         0%         6%         12%           0%         6%         12%             0%         6%         12%
--------------------------------------------------------------------------------------------------------------------------------
     1    $   2,625  $ 200,000  $ 200,000  $   200,000    $  1,772   $ 1,896   $     2,021      $    284   $    409  $       534
     2        5,381    200,000    200,000      200,000       3,491     3,851         4,226         1,826      2,186        2,562
     3        8,275    200,000    200,000      200,000       5,135     5,842         6,611         3,308      4,016        4,784
     4       11,314    200,000    200,000      200,000       6,729     7,898         9,220         4,739      5,908        7,230
     5       14,505    200,000    200,000      200,000       8,251     9,996        12,052         6,167      7,912        9,968

     6       17,855    200,000    200,000      200,000       9,704    12,142        15,132         8,037     10,475       13,465
     7       21,373    200,000    200,000      200,000      11,089    14,337        18,488         9,839     13,086       17,238
     8       25,066    200,000    200,000      200,000      12,386    16,562        22,129        11,553     15,728       21,295
     9       28,945    200,000    200,000      200,000      13,619    18,843        26,107        13,203     18,426       25,691
    10       33,017    200,000    200,000      200,000      14,768    21,161        30,441        14,768     21,161       30,441

    15       56,644    200,000    200,000      200,000      19,000    33,112        58,721        19,000     33,112       58,721
    20       86,798    200,000    200,000      200,000      19,762    44,876       102,991        19,762     44,876      102,991
    25      125,284    200,000    200,000      214,131      15,070    54,846       175,518        15,070     54,846      175,518
    30      174,402    200,000    200,000      339,212         398    59,447       292,425           398     59,447      292,425
    35      237,091         --    200,000      510,980          --    51,169       477,551            --     51,169      477,551

    40      317,099         --    200,000      812,965          --     7,577       774,252            --      7,577      774,252
    45      419,213         --         --    1,294,196          --        --     1,232,568            --         --    1,232,568
    50      549,538         --         --    2,015,668          --        --     1,919,684            --         --    1,919,684
    55      715,871         --         --    3,057,587          --        --     2,911,988            --         --    2,911,988
    60      928,157         --         --    4,528,104          --        --     4,483,272            --         --    4,483,272



(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


FINANCIAL INFORMATION


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of the IDS Life Variable Life Separate Account - American Express Variable Universal Life at Dec. 31, 2002, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Life Separate Account - American Express Variable Universal Life Insurance(SM) (comprised of subaccounts U, FEI, Y, V, IL, X, W, FBC, FBD, FCR, FCM, FDE, FEM, FEX, FFI, FGB, FGR, FIE, FMF, FND, FIV, FSM, FSA, FCA, FCD, FGI, FIR, FVL, FSB, FEG, FSC, FGC, FMP, FOS, FRE, FSV, FIF, FSE, FUE, FMC, FGT, FIG, FAG, FIP, FGW, FDS, FPH, FIN, FNO, FVS, FMI, FVA, FIC, FSP and F04) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers and the unit investment trust sponsor. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Life Separate Account - American Express Variable Universal Life Insurance(SM) at December 31, 2002 and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 21, 2003

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                      --------------------------------------------------------------------------------------------
DECEMBER 31, 2002                             U                 FEI                 Y                  V                 IL
ASSETS
Investments in shares of mutual
  funds, portfolios and units of
  the trust:
    at cost                           $  1,116,089,866   $      8,035,435   $     23,246,483   $     90,427,457   $    287,055,536
                                      --------------------------------------------------------------------------------------------
    at market value                   $    497,537,050   $      6,789,675   $     24,466,206   $     90,198,085   $    157,892,347
Dividends receivable                                --                 --             75,578            392,845                 --
Accounts receivable from IDS Life
  for contract purchase payments                    --                874                 --              1,599                 --
Receivable from mutual
  funds, portfolios and the trust
  for share redemptions                             --                 --                 --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                               497,537,050          6,790,549         24,541,784         90,592,529        157,892,347
==================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee             393,549              5,377             19,082             71,533            124,836
    Transaction charge                              --                 --                 --                 --                 --
    Contract terminations                      160,350                 --             56,067                 --            166,532
Payable to mutual funds, portfolios
  and the trust
  for investments purchased                         --                 --                 --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                              553,899              5,377             75,149             71,533            291,368
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
  Life contracts in accumulation
  period                              $    496,983,151   $      6,785,172   $     24,466,635   $     90,520,996   $    157,600,979
==================================================================================================================================
Accumulation units outstanding             193,612,368          8,661,372          8,992,967         32,956,860        125,215,682
==================================================================================================================================
Net asset value per accumulation
  unit                                $           2.57   $           0.78   $           2.72   $           2.75   $           1.26
==================================================================================================================================

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                      --------------------------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                X                  W                 FBC                 FBD               FCR
ASSETS
Investments in shares of mutual
  funds, portfolios and units of
  the trust:
    at cost                           $    470,786,354   $     62,915,406   $      3,631,281   $     30,384,555   $      1,526,517
                                      --------------------------------------------------------------------------------------------
    at market value                   $    316,584,645   $     62,915,001   $      2,759,586   $     30,558,985   $      1,249,061
Dividends receivable                                --             55,852                 --            128,755                 --
Accounts receivable from IDS Life
  for contract purchase payments                    --                 --                 --              6,832             12,801
Receivable from mutual funds,
  portfolios and the trust
  for share redemptions                             --                 --                 --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                               316,584,645         62,970,853          2,759,586         30,694,572          1,261,862
==================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee             250,527             49,800              2,167             23,806                952
    Transaction charge                              --                 --                 --                 --                 --
    Contract terminations                       86,155            139,442                585                 --                 --
Payable to mutual funds, portfolios
  and the trust
  for investments purchased                         --                 --                 --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                              336,682            189,242              2,752             23,806                952
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
  Life contracts in accumulation
  period                              $    316,247,963   $     62,781,611   $      2,756,834   $     30,670,766   $      1,260,910
==================================================================================================================================
Accumulation units outstanding             123,110,170         33,820,803          4,869,290         25,600,991          2,364,997
==================================================================================================================================
Net asset value per accumulation
  unit                                $           2.57   $           1.86   $           0.57   $           1.20   $           0.53
==================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                      --------------------------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)               FCM                FDE               FEM                 FEX                FFI
ASSETS
Investments in shares of mutual
  funds, portfolios and units of
  the trust:
    at cost                           $     31,882,220   $     32,087,356   $      1,296,811   $     17,041,218   $     18,434,414
                                      --------------------------------------------------------------------------------------------
    at market value                   $     31,881,943   $     26,941,627   $      1,194,805   $     15,264,341   $     18,613,746
Dividends receivable                            24,039                 --                 --             63,066             44,522
Accounts receivable from IDS Life
  for contract purchase payments                29,909                 --                 --             31,245                647
Receivable from mutual funds,
  portfolios and the trust
  for share redemptions                             --                 --                 --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                31,935,891         26,941,627          1,194,805         15,358,652         18,658,915
==================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee              24,940             21,018                921             11,910             14,304
    Transaction charge                              --                 --                 --                 --                 --
    Contract terminations                           --             18,904                986                 --                 --
Payable to mutual funds, portfolios
  and the trust
  for investments purchased                         --                 --                 --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                               24,940             39,922              1,907             11,910             14,304
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
  Life contracts in accumulation
  period                              $     31,910,951   $     26,901,705   $      1,192,898   $     15,346,742   $     18,644,611
==================================================================================================================================
Accumulation units outstanding              30,035,939         33,573,446          1,680,260         17,180,619         15,723,672
==================================================================================================================================
Net asset value per accumulation
  unit                                $           1.06   $           0.80   $           0.71   $           0.89   $           1.19
==================================================================================================================================

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                      --------------------------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)               FGB                FGR                FIE                FMF                FND
ASSETS
Investments in shares of mutual
  funds, portfolios and units of
  the trust:
    at cost                           $      5,994,054   $     17,300,583   $      1,793,498   $      4,667,221   $    122,514,770
                                      --------------------------------------------------------------------------------------------
    at market value                   $      6,379,571   $     11,401,213   $      1,326,367   $      3,936,514   $     89,357,868
Dividends receivable                            12,711                 --                 --                 --                 --
Accounts receivable from IDS Life
  for contract purchase payments                 5,717             22,723             10,075              1,538             39,142
Receivable from mutual funds,
  portfolios and the trust
  for share redemptions                             --                 --                 --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                 6,397,999         11,423,936          1,336,442          3,938,052         89,397,010
==================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee               4,881              8,802              1,028              3,050             69,671
    Transaction charge                              --                 --                 --                 --                 --
    Contract terminations                           --                 --                 --                 --                 --
Payable to mutual funds,
  portfolios and the trust
  for investments purchased                         --                 --                 --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                4,881              8,802              1,028              3,050             69,671
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
  Life contracts in accumulation
  period                              $      6,393,118   $     11,415,134   $      1,335,414   $      3,935,002   $     89,327,339
==================================================================================================================================
Accumulation units outstanding               5,216,842         29,572,798          2,713,240          5,364,212        134,661,364
==================================================================================================================================
Net asset value per accumulation
  unit                                $           1.23   $           0.39   $           0.49   $           0.73   $           0.66
==================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                      --------------------------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)               FIV                FSM                FSA                FCA                 FCD
ASSETS
Investments in shares of mutual
  funds, portfolios and units of
  the trust:
    at cost                           $     20,623,338   $      7,351,486   $      9,105,925   $      8,527,569   $      6,016,401
                                      --------------------------------------------------------------------------------------------
    at market value                   $     16,758,120   $      6,436,918   $      5,054,434   $      5,944,889   $      4,858,222
Dividends receivable                                --                 --                 --                 --                 --
Accounts receivable from IDS Life
  for contract purchase payments                33,531              6,582              6,342              4,060              4,361
Receivable from mutual funds,
  portfolios and the trust
  for share redemptions                             --                 --                 --              4,636              3,788
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                16,791,651          6,443,500          5,060,776          5,953,585          4,866,371
==================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee              13,048              5,009              3,951              4,636              3,788
    Transaction charge                              --                 --                 --                 --                 --
    Contract terminations                           --                 --                 --                 --                 --
Payable to mutual funds, portfolios
  and the trust
  for investments purchased                         --                 --                 --              4,060              4,361
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                               13,048              5,009              3,951              8,696              8,149
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
  Life contracts in accumulation
  period                              $     16,778,603   $      6,438,491   $      5,056,825   $      5,944,889   $      4,858,222
==================================================================================================================================
Accumulation units outstanding              27,756,744          8,488,884         13,006,846         11,892,756          6,829,108
==================================================================================================================================
Net asset value per accumulation
  unit                                $           0.60   $           0.76   $           0.39   $           0.50   $           0.71
==================================================================================================================================

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                      --------------------------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)               FGI                FIR                FVL                FSB                FEG
ASSETS
Investments in shares of mutual
  funds, portfolios and units of
  the trust:
    at cost                           $    395,517,435   $     13,802,019   $     58,656,310   $      2,434,194   $      1,857,756
                                      --------------------------------------------------------------------------------------------
    at market value                   $    278,192,718   $     10,871,673   $     53,869,187   $      2,115,617   $      1,281,855
Dividends receivable                                --                 --                 --                 --                 --
Accounts receivable from IDS Life
  for contract purchase payments                    --              1,509             22,863                149                 --
Receivable from mutual funds,
  portfolios and the trust
  for share redemptions                        256,641              8,417             42,052              1,623              1,429
----------------------------------------------------------------------------------------------------------------------------------
Total assets                               278,449,359         10,881,599         53,934,102          2,117,389          1,283,284
==================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee             219,773              8,417             42,052              1,623              1,002
    Transaction charge                              --                 --                 --                 --                 --
    Contract terminations                       36,868                 --                 --                 --                427
Payable to mutual funds, portfolios
  and the trust
  for investments purchased                         --              1,509             22,863                149                 --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                              256,641              9,926             64,915              1,772              1,429
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
  Life contracts in
  accumulation period                 $    278,192,718   $     10,871,673   $     53,869,187   $      2,115,617   $      1,281,855
==================================================================================================================================
Accumulation units outstanding             244,397,869         21,649,961         53,829,570          2,711,762          2,255,579
==================================================================================================================================
Net asset value per accumulation
  unit                                $           1.14   $           0.50   $           1.00   $           0.78   $           0.57
==================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                      --------------------------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)               FSC                 FGC             FMP                  FOS               FRE
ASSETS
Investments in shares of mutual
  funds, portfolios and units of
  the trust:
    at cost                           $     28,938,753   $     40,445,607   $     57,035,794   $      8,907,461   $     21,626,990
                                      --------------------------------------------------------------------------------------------
    at market value                   $     14,650,684   $     35,778,638   $     53,068,324   $      6,848,293   $     21,320,133
Dividends receivable                                --                 --                 --                 --                 --
Accounts receivable from IDS Life
  for contract purchase payments                    --             56,613             93,563             21,339              8,670
Receivable from mutual funds,
  portfolios and the trust
  for share redemptions                         19,256             27,501             41,091              5,375             16,572
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                14,669,940         35,862,752         53,202,978          6,875,007         21,345,375
==================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee              11,494             27,501             41,091              5,375             16,572
    Transaction charge                              --                 --                 --                 --                 --
    Contract terminations                        7,762                 --                 --                 --                 --
Payable to mutual funds, portfolios
  and the trust
  for investments purchased                         --             56,613             93,563             21,339              8,670
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                               19,256             84,114            134,654             26,714             25,242
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
  Life contracts in accumulation
  period                              $     14,650,684   $     35,778,638   $     53,068,324   $      6,848,293   $     21,320,133
==================================================================================================================================
Accumulation units outstanding              19,146,292         48,404,887         52,717,294         12,600,509         17,026,636
==================================================================================================================================
Net asset value per accumulation
  unit                                $           0.77   $           0.74   $           1.01   $           0.54   $           1.25
==================================================================================================================================

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                      --------------------------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)              FSV                FIF                FSE                FUE                 FMC
ASSETS
Investments in shares of mutual
  funds, portfolios and units of
  the trust:
    at cost                           $     10,669,406   $     27,012,791   $      5,639,548   $     10,774,436   $     36,240,003
                                      --------------------------------------------------------------------------------------------
    at market value                   $      9,772,500   $     19,316,039   $      5,020,373   $      8,707,447   $     33,964,748
Dividends receivable                                --                 --                 --                 --                 --
Accounts receivable from IDS Life
  for contract purchase payments                38,473             48,591              2,232                 --            103,083
Receivable from mutual funds,
  portfolios and the trust
  for share redemptions                          7,572             14,933              3,908             16,829             26,145
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                 9,818,545         19,379,563          5,026,513          8,724,276         34,093,976
==================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee               7,572             14,933              3,908              6,696             26,145
    Transaction charge                              --                 --                 --                 --                 --
    Contract terminations                           --                 --                 --             10,133                 --
Payable to mutual funds, portfolios
  and the trust
  for investments purchased                     38,473             48,591              2,232                 --            103,083
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                               46,045             63,524              6,140             16,829            129,228
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
  Life contracts in accumulation
  period                              $      9,772,500   $     19,316,039   $      5,020,373   $      8,707,447   $     33,964,748
==================================================================================================================================
Accumulation units outstanding               8,487,677         26,610,114          5,662,269         14,219,530         27,025,236
==================================================================================================================================
Net asset value per accumulation
  unit                                $           1.15   $           0.73   $           0.89   $           0.61   $           1.26
==================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                      --------------------------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)               FGT                FIG                FAG                FIP                FGW
ASSETS
Investments in shares of mutual
  funds, portfolios and units of
  the trust:
    at cost                           $     10,328,318   $     27,157,360   $     13,811,171   $      6,930,167   $     20,232,712
                                      --------------------------------------------------------------------------------------------
    at market value                   $      4,639,229   $     19,225,861   $      7,587,482   $      6,149,208   $     14,667,595
Dividends receivable                                --                 --                 --                 --                 --
Accounts receivable from IDS Life
  for contract purchase payments                    --             30,648                 --                990                 --
Receivable from mutual funds,
  portfolios and the trust
  for share redemptions                          4,933             15,042             11,477              4,705             11,522
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                 4,644,162         19,271,551          7,598,959          6,154,903         14,679,117
==================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee               3,643             15,042              5,975              4,705             11,479
    Transaction charge                              --                 --                 --                 --                 --
    Contract terminations                        1,290                 --              5,502                 --                 43
Payable to mutual funds, portfolios
  and the trust
  for investments purchased                         --             30,648                 --                990                 --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                4,933             45,690             11,477              5,695             11,522
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
  Life contracts in accumulation
  period                              $      4,639,229   $     19,225,861   $      7,587,482   $      6,149,208   $     14,667,595
==================================================================================================================================
Accumulation units outstanding              17,739,916         41,200,191         23,672,628          9,601,053         29,771,097
==================================================================================================================================
Net asset value per accumulation
  unit                                $           0.26   $           0.47   $           0.32   $           0.64   $           0.49
==================================================================================================================================

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                      --------------------------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)               FDS                FPH               FIN                 FNO                FVS
ASSETS
Investments in shares of mutual
  funds, portfolios and units of
   the trust:
    at cost                           $     22,218,686   $      8,379,999   $     10,242,844   $    416,270,552   $     13,482,283
                                      --------------------------------------------------------------------------------------------
    at market value                   $     16,607,367   $      7,300,061   $      7,410,702   $    188,118,825   $      8,007,962
Dividends receivable                                --                 --                 --                 --                 --
Accounts receivable from IDS Life
  for contract purchase payments                33,649              7,827             11,956                 --              5,217
Receivable from mutual funds,
  portfolios and the trust
  for share redemptions                         12,932              5,596              5,764            245,888              6,273
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                16,653,948          7,313,484          7,428,422        188,364,713          8,019,452
==================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee              12,932              5,596              5,764            148,861              6,273
    Transaction charge                              --                 --                 --                 --                 --
    Contract terminations                           --                 --                 --             97,027                 --
Payable to mutual funds, portfolios
  and the trust
  for investments purchased                     33,649              7,827             11,956                 --              5,217
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                               46,581             13,423             17,720            245,888             11,490
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
  Life contracts in accumulation
  period                              $     16,607,367   $      7,300,061   $      7,410,702   $    188,118,825   $      8,007,962
==================================================================================================================================
Accumulation units outstanding              27,078,674          8,007,626         17,014,133        216,998,505         19,518,119
==================================================================================================================================
Net asset value per accumulation
  unit                                $           0.61   $           0.91   $           0.44   $           0.87   $           0.41
==================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                      --------------------------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)               FMI                FVA               FIC                 FSP                 F04
ASSETS
Investments in shares of mutual
  funds, portfolios and units of
  the trust:
    at cost                           $     44,012,580   $     55,057,405   $     13,129,318   $     24,963,366   $      5,475,570
                                      --------------------------------------------------------------------------------------------
    at market value                   $     38,595,459   $     50,192,815   $     10,436,642   $     22,248,432   $      9,489,757
Dividends receivable                                --                 --                 --                 --                 --
Accounts receivable from IDS Life
  for contract purchase payments                73,266             40,092             13,281             35,087                 --
Receivable from mutual funds,
  portfolios and the trust
  for share redemptions                         29,956             39,208              8,077             17,295              9,915
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                38,698,681         50,272,115         10,458,000         22,300,814          9,499,672
==================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee              29,956             39,208              8,077             17,295              7,505
    Transaction charge                              --                 --                 --                 --              2,084
    Contract terminations                           --                 --                 --                 --                326
Payable to mutual funds, portfolios
  and the trust
  for investments purchased                     73,266             40,092             13,281             35,087                 --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                              103,222             79,300             21,358             52,382              9,915
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
  Life contracts in accumulation
  period                              $     38,595,459   $     50,192,815   $     10,436,642   $     22,248,432   $      9,489,757
==================================================================================================================================
Accumulation units outstanding              30,315,944         39,899,629         21,097,274         23,134,139          2,565,141
==================================================================================================================================
Net asset value per accumulation
  unit                                $           1.27   $           1.26   $           0.49   $           0.96   $           3.70
==================================================================================================================================

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF OPERATIONS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                             U                FEI              Y               V                IL
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                   $    2,136,006    $      98,557    $     878,261   $   4,680,782    $   1,385,540
Variable account expenses                              5,594,742           56,906          182,990         821,572        1,682,320
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (3,458,736)          41,651          695,271       3,859,210         (296,780)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                               81,619,471          773,000        2,396,696      12,929,360       30,924,823
    Cost of investments sold                         157,271,324          881,940        2,345,377      13,255,625       50,646,477
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     (75,651,853)        (108,940)          51,319        (326,265)     (19,721,654)
Distributions from capital gains                              --           10,188               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                       (202,733,971)      (1,354,229)         997,211       2,612,396      (17,555,508)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (278,385,824)      (1,452,981)       1,048,530       2,286,131      (37,277,162)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ (281,844,560)   $  (1,411,330)   $   1,743,801   $   6,145,341    $ (37,573,942)
===================================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 X                W               FBC             FBD              FCR
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                   $    6,566,146    $     834,145    $      20,957   $   1,103,903    $       4,980
Variable account expenses                              3,380,481          579,766           23,100         194,893            7,884
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        3,185,665          254,379           (2,143)        909,010           (2,904)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                               54,158,691       21,798,324          316,722       1,160,307           83,074
    Cost of investments sold                          72,399,727       21,797,786          409,187       1,174,110          101,212
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     (18,241,036)             538          (92,465)        (13,803)         (18,138)
Distributions from capital gains                              --            3,190               --              --           53,422
Net change in unrealized appreciation or
  depreciation of investments                        (93,833,945)          (3,610)        (593,974)        246,837         (247,126)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (112,074,981)             118         (686,439)        233,034         (211,842)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ (108,889,316)   $     254,497    $    (688,582)  $   1,142,044    $    (214,746)
===================================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                FCM              FDE              FEM             FEX              FFI
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                   $      305,288    $     359,102    $          --   $     881,969    $     295,146
Variable account expenses                                240,353          197,206            6,822         103,486           92,124
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           64,935          161,896           (6,822)        778,483          203,022
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                               16,451,635          451,605           63,880         643,004        1,096,804
    Cost of investments sold                          16,451,886          517,748           69,605         724,994        1,095,835
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            (251)         (66,143)          (5,725)        (81,990)             969
Distributions from capital gains                              --           61,829               --              --           77,261
Net change in unrealized appreciation or
  depreciation of investments                                257       (5,353,477)         (95,043)     (1,462,757)         197,222
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 6       (5,357,791)        (100,768)     (1,544,747)         275,452
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $       64,941    $  (5,195,895)   $    (107,590)  $    (766,264)   $     478,474
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF OPERATIONS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                FGB              FGR              FIE             FMF              FND
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                   $      175,253    $       8,770    $      12,305   $      83,565    $     431,116
Variable account expenses                                 32,894           90,743           10,758          27,880          737,455
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          142,359          (81,973)           1,547          55,685         (306,339)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                  398,950          508,061          229,793         871,660        1,083,855
    Cost of investments sold                             391,433          745,334          298,743       1,029,505        1,410,316
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           7,517         (237,273)         (68,950)       (157,845)        (326,461)
Distributions from capital gains                              --               --            2,142         240,054           71,173
Net change in unrealized appreciation or
  depreciation of investments                            393,540       (2,845,959)        (187,710)       (556,507)     (20,871,078)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           401,057       (3,083,232)        (254,518)       (474,298)     (21,126,366)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $      543,416    $  (3,165,205)   $    (252,971)  $    (418,613)   $ (21,432,705)
===================================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                FIV              FSM              FSA             FCA              FCD
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                   $      139,299    $          --    $          --   $          --    $          --
Variable account expenses                                122,662           48,544           45,946          47,088           40,502
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           16,637          (48,544)         (45,946)        (47,088)         (40,502)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                  870,639          248,442          667,217         127,694          667,002
    Cost of investments sold                           1,079,956          272,625        1,064,730         177,315          688,945
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        (209,317)         (24,183)        (397,513)        (49,621)         (21,943)
Distributions from capital gains                              --               --               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                         (3,456,139)      (1,015,545)      (1,619,806)     (1,411,537)      (1,059,147)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (3,665,456)      (1,039,728)      (2,017,319)     (1,461,158)      (1,081,090)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $   (3,648,819)   $  (1,088,272)   $  (2,063,265)  $  (1,508,246)   $  (1,121,592)
===================================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                FGI              FIR              FVL             FSB              FEG
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                   $    1,019,928    $      55,704    $     322,999   $      61,691    $          --
Variable account expenses                              2,813,231           79,644          411,434          14,166           12,078
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (1,793,303)         (23,940)         (88,435)         47,525          (12,078)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                               36,786,702          591,985          176,823          92,593          156,758
    Cost of investments sold                          49,315,386          673,123          201,637         104,306          209,232
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     (12,528,684)         (81,138)         (24,814)        (11,713)         (52,474)
Distributions from capital gains                              --               --        2,089,897              --               --
Net change in unrealized appreciation or
  depreciation of investments                        (42,851,730)      (1,982,363)      (8,859,422)       (238,034)        (430,417)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (55,380,414)      (2,063,501)      (6,794,339)       (249,747)        (482,891)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $  (57,173,717)   $  (2,087,441)   $  (6,882,774)  $    (202,222)   $    (494,969)
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF OPERATIONS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                FSC              FGC              FMP             FOS              FRE
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                   $           --    $     200,149    $     247,570   $      31,873    $     361,064
Variable account expenses                                142,505          228,755          376,298          53,843          127,387
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (142,505)         (28,606)        (128,728)        (21,970)         233,677
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                  851,032          105,176          289,763         419,104          148,553
    Cost of investments sold                           1,631,011          130,273          332,205         539,255          152,900
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        (779,979)         (25,097)         (42,442)       (120,151)          (4,347)
Distributions from capital gains                              --               --               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                         (6,097,812)      (4,582,253)      (4,996,619)     (1,373,416)        (560,459)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (6,877,791)      (4,607,350)      (5,039,061)     (1,493,567)        (564,806)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $   (7,020,296)   $  (4,635,956)   $  (5,167,789)  $  (1,515,537)   $    (331,129)
===================================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                FSV              FIF              FSE             FUE              FMC
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                   $       25,649    $     241,508    $      14,848   $      55,177    $     359,048
Variable account expenses                                 62,839          137,709           37,038          62,610          215,426
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          (37,190)         103,799          (22,190)         (7,433)         143,622
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                  101,513          318,755          195,081         227,834            7,540
    Cost of investments sold                             115,634          439,949          209,989         261,988            8,508
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         (14,121)        (121,194)         (14,908)        (34,154)            (968)
Distributions from capital gains                         179,419               --               --              --          104,748
Net change in unrealized appreciation or
  depreciation of investments                         (1,124,123)      (3,537,839)        (762,604)     (1,750,531)      (2,412,063)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          (958,825)      (3,659,033)        (777,512)     (1,784,685)      (2,308,283)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $     (996,015)   $  (3,555,234)   $    (799,702)  $  (1,792,118)   $  (2,164,661)
===================================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                FGT              FIG              FAG             FIP              FGW
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                   $           --    $     131,584    $          --   $       4,101    $          --
Variable account expenses                                 44,738          163,581           67,920          40,510          123,946
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          (44,738)         (31,997)         (67,920)        (36,409)        (123,946)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                  364,112          448,795          513,328         126,608          547,180
    Cost of investments sold                             750,140          613,331          922,925         144,481          754,169
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        (386,028)        (164,536)        (409,597)        (17,873)        (206,989)
Distributions from capital gains                              --               --               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                         (2,361,491)      (5,506,829)      (2,143,028)       (500,117)      (4,425,110)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (2,747,519)      (5,671,365)      (2,552,625)       (517,990)      (4,632,099)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $   (2,792,257)   $  (5,703,362)   $  (2,620,545)  $    (554,399)   $  (4,756,045)
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF OPERATIONS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                FDS              FPH              FIN             FNO              FVS
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                   $           --    $     571,833    $      41,348   $          --    $          --
Variable account expenses                                132,690           50,349           61,487       2,025,703           73,331
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (132,690)         521,484          (20,139)     (2,025,703)         (73,331)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                  163,166          523,834          261,210      27,539,292          465,151
    Cost of investments sold                             222,480          643,391          355,903      54,782,982          729,210
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         (59,314)        (119,557)         (94,693)    (27,243,690)        (264,059)
Distributions from capital gains                              --               --               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                         (5,680,709)        (463,847)        (955,096)    (59,062,276)      (2,798,205)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (5,740,023)        (583,404)      (1,049,789)    (86,305,966)      (3,062,264)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $   (5,872,713)   $     (61,920)   $  (1,069,928)  $ (88,331,669)   $  (3,135,595)
===================================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                FMI              FVA              FIC             FSP              F04
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                   $           --    $      92,590    $          --   $          --    $          --
Variable account expenses                                263,942          380,913           69,448         152,495          109,379
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (263,942)        (288,323)         (69,448)       (152,495)        (109,379)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                  113,653          656,659           35,785          55,599        1,185,140
    Cost of investments sold                             128,327          794,819           42,097          64,800          704,770
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         (14,674)        (138,160)          (6,312)         (9,201)         480,370
Distributions from capital gains                       1,167,274          806,428               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                         (6,719,299)      (6,300,934)      (1,301,980)     (3,330,666)         281,896
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (5,566,699)      (5,632,666)      (1,308,292)     (3,339,867)         762,266
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $   (5,830,641)   $  (5,920,989)   $  (1,377,740)  $  (3,492,362)   $     652,887
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                             U               FEI               Y               V               IL
OPERATIONS
Investment income (loss) -- net                   $   (3,458,736)   $      41,651    $     695,271   $   3,859,210    $    (296,780)
Net realized gain (loss) on sales of investments     (75,651,853)        (108,940)          51,319        (326,265)     (19,721,654)
Distributions from capital gains                              --           10,188               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                       (202,733,971)      (1,354,229)         997,211       2,612,396      (17,555,508)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (281,844,560)      (1,411,330)       1,743,801       6,145,341      (37,573,942)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            95,731,540        1,166,801        3,390,353       9,668,214       29,405,348
Net transfers(1)                                     (77,061,576)       2,214,983        4,543,025      (7,317,612)     (32,847,926)
Transfers for policy loans                              (686,270)         (19,747)        (161,898)       (323,627)        (308,658)
Policy charges                                       (44,713,552)        (343,164)      (1,858,827)     (7,211,364)     (11,715,893)
Contract terminations:
    Surrender benefits                               (30,968,744)        (238,913)      (1,116,402)     (4,442,066)      (8,428,171)
    Death benefits                                      (440,116)            (279)        (144,535)        (64,880)        (104,890)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (58,138,718)       2,779,681        4,651,716      (9,691,335)     (24,000,190)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      836,966,429        5,416,821       18,071,118      94,066,990      219,175,111
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  496,983,151    $   6,785,172    $  24,466,635   $  90,520,996    $ 157,600,979
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               213,092,229        5,554,108        7,243,693      36,653,025      142,156,788
Contract purchase payments                            31,306,395        1,338,482        1,301,395       3,670,484       20,938,593
Net transfers(1)                                     (24,509,042)       2,501,005        1,731,142      (2,517,325)     (22,843,893)
Transfers for policy loans                              (181,903)         (15,586)         (62,529)       (123,354)        (202,456)
Policy charges                                       (15,335,877)        (410,648)        (721,352)     (2,979,984)      (8,326,094)
Contract terminations:
    Surrender benefits                               (10,614,655)        (305,646)        (441,732)     (1,721,027)      (6,431,933)
    Death benefits                                      (144,779)            (343)         (57,650)        (24,959)         (75,323)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     193,612,368        8,661,372        8,992,967      32,956,860      125,215,682
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 X                W               FBC             FBD              FCR
OPERATIONS
Investment income (loss) -- net                   $    3,185,665    $     254,379    $      (2,143)  $     909,010    $      (2,904)
Net realized gain (loss) on sales of investments     (18,241,036)             538          (92,465)        (13,803)         (18,138)
Distributions from capital gains                              --            3,190               --              --           53,422
Net change in unrealized appreciation or
  depreciation of investments                        (93,833,945)          (3,610)        (593,974)        246,837         (247,126)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (108,889,316)         254,497         (688,582)      1,142,044         (214,746)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            48,159,023       32,206,979          955,833       5,325,066          402,483
Net transfers(1)                                     (43,671,924)     (24,379,490)         351,833      13,504,880          544,660
Transfers for policy loans                              (365,028)         192,292           (6,723)        (90,970)           1,107
Policy charges                                       (28,720,553)      (9,208,192)        (179,161)     (1,604,334)         (78,964)
Contract terminations:
    Surrender benefits                               (19,097,464)      (4,585,952)         (46,124)     (1,071,696)         (17,390)
    Death benefits                                      (215,338)         (81,333)              --          (2,173)              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (43,911,284)      (5,855,696)       1,075,658      16,060,773          851,896
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      469,048,563       68,382,810        2,369,758      13,467,949          623,760
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  316,247,963    $  62,781,611    $   2,756,834   $  30,670,766    $   1,260,910
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               138,520,260       36,982,375        3,208,105      11,757,707          904,089
Contract purchase payments                            16,730,765       17,377,958        1,510,786       4,585,870          690,725
Net transfers(1)                                     (14,644,965)     (12,814,571)         525,842      11,696,382          932,273
Transfers for policy loans                              (113,188)         104,243           (9,576)        (77,507)           1,900
Policy charges                                       (10,409,788)      (5,198,516)        (273,595)     (1,398,350)        (128,735)
Contract terminations:
    Surrender benefits                                (6,896,772)      (2,586,813)         (92,272)       (961,208)         (35,255)
    Death benefits                                       (76,142)         (43,873)              --          (1,903)              --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     123,110,170       33,820,803        4,869,290      25,600,991        2,364,997
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                FCM               FDE             FEM             FEX              FFI
OPERATIONS
Investment income (loss) -- net                   $       64,935    $     161,896    $      (6,822)  $     778,483    $     203,022
Net realized gain (loss) on sales of investments            (251)         (66,143)          (5,725)        (81,990)             969
Distributions from capital gains                              --           61,829               --              --           77,261
Net change in unrealized appreciation or
  depreciation of investments                                257       (5,353,477)         (95,043)     (1,462,757)         197,222
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               64,941       (5,195,895)        (107,590)       (766,264)         478,474
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            19,252,601        6,114,151          239,950       2,725,991        3,274,944
Net transfers(1)                                      (4,657,881)      12,999,878          846,234       7,049,573       11,312,355
Transfers for policy loans                               (64,465)         (20,265)         (16,741)        (68,298)         (75,622)
Policy charges                                        (3,448,427)      (1,121,818)         (37,793)       (572,680)        (778,921)
Contract terminations:
    Surrender benefits                                (2,093,933)        (532,706)         (11,419)       (167,727)        (379,258)
    Death benefits                                        (5,398)         (15,247)              --          (4,022)              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         8,982,497       17,423,993        1,020,231       8,962,837       13,353,498
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       22,863,513       14,673,607          280,257       7,150,169        4,812,639
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   31,910,951    $  26,901,705    $   1,192,898   $  15,346,742    $  18,644,611
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                21,573,484       14,694,932          369,932       7,416,277        4,256,663
Contract purchase payments                            18,136,418        6,957,167          318,227       3,027,795        2,819,566
Net transfers(1)                                      (4,373,454)      14,043,367        1,085,064       7,659,637        9,721,993
Transfers for policy loans                               (60,514)         (19,186)         (23,819)        (71,808)         (65,277)
Policy charges                                        (3,170,360)      (1,437,998)         (50,352)       (633,750)        (675,764)
Contract terminations:
    Surrender benefits                                (2,064,549)        (649,713)         (18,792)       (212,884)        (333,509)
    Death benefits                                        (5,086)         (15,123)              --          (4,648)              --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      30,035,939       33,573,446        1,680,260      17,180,619       15,723,672
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                FGB              FGR               FIE            FMF              FND
OPERATIONS
Investment income (loss) -- net                   $      142,359    $     (81,973)   $       1,547   $      55,685    $    (306,339)
Net realized gain (loss) on sales of investments           7,517         (237,273)         (68,950)       (157,845)        (326,461)
Distributions from capital gains                              --               --            2,142         240,054           71,173
Net change in unrealized appreciation or
  depreciation of investments                            393,540       (2,845,959)        (187,710)       (556,507)     (20,871,078)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              543,416       (3,165,205)        (252,971)       (418,613)     (21,432,705)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               837,382        4,070,684          517,429         982,162       26,643,198
Net transfers(1)                                       3,582,827        1,827,195          196,836       1,131,914       21,072,783
Transfers for policy loans                               (47,349)         (36,629)          (3,431)         (5,504)        (250,519)
Policy charges                                          (160,490)        (760,542)         (92,144)       (261,828)      (5,765,580)
Contract terminations:
    Surrender benefits                                   (18,228)        (210,986)         (23,577)       (230,787)      (1,819,199)
    Death benefits                                        (1,570)          (1,931)              --              --          (67,669)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         4,192,572        4,887,791          595,113       1,615,957       39,813,014
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,657,130        9,692,548          993,272       2,737,658       70,947,030
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $    6,393,118    $  11,415,134    $   1,335,414   $   3,935,002    $  89,327,339
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,540,868       18,389,620        1,636,061       3,220,759       82,787,454
Contract purchase payments                               739,166        9,291,047          933,461       1,275,504       35,742,459
Net transfers(1)                                       3,137,265        4,452,455          410,579       1,529,993       27,170,448
Transfers for policy loans                               (43,024)         (83,427)          (5,557)         (6,394)        (328,271)
Policy charges                                          (137,137)      (1,753,104)        (191,587)       (324,624)      (7,443,250)
Contract terminations:
    Surrender benefits                                   (18,919)        (719,010)         (69,717)       (331,026)      (3,179,361)
    Death benefits                                        (1,377)          (4,783)              --              --          (88,115)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       5,216,842       29,572,798        2,713,240       5,364,212      134,661,364
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                FIV              FSM              FSA             FCA              FCD
OPERATIONS
Investment income (loss) -- net                   $       16,637    $     (48,544)   $     (45,946)  $     (47,088)   $     (40,502)
Net realized gain (loss) on sales of investments        (209,317)         (24,183)        (397,513)        (49,621)         (21,943)
Distributions from capital gains                              --               --               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                         (3,456,139)      (1,015,545)      (1,619,806)     (1,411,537)      (1,059,147)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (3,648,819)      (1,088,272)      (2,063,265)     (1,508,246)      (1,121,592)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             4,298,291        1,713,118        2,232,373       2,176,934        1,393,044
Net transfers(1)                                       8,270,312        2,284,010         (258,133)      1,404,267        1,117,089
Transfers for policy loans                                   152          (25,554)         (29,898)        (21,030)         (18,984)
Policy charges                                          (817,604)        (294,806)        (456,636)       (376,367)        (226,629)
Contract terminations:
    Surrender benefits                                  (734,786)         (85,021)        (100,726)       (104,315)        (106,123)
    Death benefits                                            --               --               --          (6,592)         (11,323)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        11,016,365        3,591,747        1,386,980       3,072,897        2,147,074
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        9,411,057        3,935,016        5,733,110       4,380,238        3,832,740
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   16,778,603    $   6,438,491    $   5,056,825   $   5,944,889    $   4,858,222
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                11,971,050        4,264,159        9,944,622       6,567,435        4,198,547
Contract purchase payments                             6,389,451        2,052,276        4,914,288       3,849,329        1,715,476
Net transfers(1)                                      11,789,109        2,673,027         (523,488)      2,395,416        1,364,351
Transfers for policy loans                                (5,114)         (28,371)         (59,129)        (35,690)         (20,136)
Policy charges                                        (1,179,364)        (344,473)        (897,800)       (600,934)        (275,611)
Contract terminations:
    Surrender benefits                                (1,208,388)        (127,734)        (371,647)       (270,087)        (137,702)
    Death benefits                                            --               --               --         (12,713)         (15,817)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      27,756,744        8,488,884       13,006,846      11,892,756        6,829,108
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 FGI             FIR              FVL             FSB              FEG
OPERATIONS
Investment income (loss) -- net                   $   (1,793,303)   $     (23,940)   $     (88,435)  $      47,525    $     (12,078)
Net realized gain (loss) on sales of investments     (12,528,684)         (81,138)         (24,814)        (11,713)         (52,474)
Distributions from capital gains                              --               --        2,089,897              --               --
Net change in unrealized appreciation or
  depreciation of investments                        (42,851,730)      (1,982,363)      (8,859,422)       (238,034)        (430,417)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (57,173,717)      (2,087,441)      (6,882,774)       (202,222)        (494,969)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            58,199,548        2,900,939       11,116,679         562,171          457,811
Net transfers(1)                                     (43,334,970)       4,303,469       20,524,793         827,258          (28,218)
Transfers for policy loans                            (1,051,444)         (32,946)        (162,480)            726           (6,398)
Policy charges                                       (21,126,049)        (428,398)      (2,381,868)        (94,158)         (83,379)
Contract terminations:
    Surrender benefits                               (12,587,052)        (201,814)      (1,078,722)        (37,419)         (19,530)
    Death benefits                                      (207,009)          (1,102)          (1,523)         (7,203)              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (20,106,976)       6,540,148       28,016,879       1,251,375          320,286
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      355,473,411        6,418,966       32,735,082       1,066,464        1,456,538
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  278,192,718    $  10,871,673    $  53,869,187   $   2,115,617    $   1,281,855
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               261,262,748       10,087,043       28,326,280       1,189,738        1,795,308
Contract purchase payments                            46,921,203        5,190,061       10,469,275         688,577          699,070
Net transfers(1)                                     (34,919,316)       7,638,420       18,643,410       1,005,422          (68,558)
Transfers for policy loans                              (849,990)         (60,065)        (151,966)            882           (8,712)
Policy charges                                       (16,546,546)        (799,302)      (2,331,935)       (114,845)        (117,811)
Contract terminations:
    Surrender benefits                               (11,304,051)        (404,161)      (1,124,025)        (48,840)         (43,718)
    Death benefits                                      (166,179)          (2,035)          (1,469)         (9,172)              --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     244,397,869       21,649,961       53,829,570       2,711,762        2,255,579
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                FSC              FGC              FMP             FOS              FRE
OPERATIONS
Investment income (loss) -- net                   $     (142,505)   $     (28,606)   $    (128,728)  $     (21,970)   $     233,677
Net realized gain (loss) on sales of investments        (779,979)         (25,097)         (42,442)       (120,151)          (4,347)
Distributions from capital gains                              --               --               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                         (6,097,812)      (4,582,253)      (4,996,619)     (1,373,416)        (560,459)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (7,020,296)      (4,635,956)      (5,167,789)     (1,515,537)        (331,129)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             4,383,885        8,365,633       13,327,636       2,096,060        4,375,065
Net transfers(1)                                          79,138       19,523,010       21,608,096       2,311,171       11,504,057
Transfers for policy loans                               (39,125)         (30,660)         (62,583)        (28,864)         (21,834)
Policy charges                                          (977,841)      (1,406,929)      (2,297,799)       (328,258)        (727,733)
Contract terminations:
    Surrender benefits                                  (348,867)        (725,646)        (978,449)       (101,754)        (270,313)
    Death benefits                                        (1,047)          (4,871)         (22,955)            (23)          (9,122)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         3,096,143       25,720,537       31,573,946       3,948,332       14,850,120
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       18,574,837       14,694,057       26,662,167       4,415,498        6,801,142
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   14,650,684    $  35,778,638    $  53,068,324   $   6,848,293    $  21,320,133
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                15,951,767       16,412,651       23,650,921       6,414,482        5,495,055
Contract purchase payments                             4,914,668       10,648,379       12,544,238       3,401,969        3,430,106
Net transfers(1)                                        (146,775)      24,279,508       19,836,680       3,732,095        8,961,187
Transfers for policy loans                               (44,704)         (44,128)         (59,455)        (50,314)         (17,900)
Policy charges                                        (1,024,624)      (1,877,759)      (2,194,641)       (698,017)        (601,337)
Contract terminations:
    Surrender benefits                                  (502,742)      (1,007,303)      (1,039,591)       (199,666)        (233,365)
    Death benefits                                        (1,298)          (6,461)         (20,858)            (40)          (7,110)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      19,146,292       48,404,887       52,717,294      12,600,509       17,026,636
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                FSV              FIF              FSE             FUE              FMC
OPERATIONS
Investment income (loss) -- net                   $      (37,190)   $     103,799    $     (22,190)  $      (7,433)   $     143,622
Net realized gain (loss) on sales of investments         (14,121)        (121,194)         (14,908)        (34,154)            (968)
Distributions from capital gains                         179,419               --               --              --          104,748
Net change in unrealized appreciation or
  depreciation of investments                         (1,124,123)      (3,537,839)        (762,604)     (1,750,531)      (2,412,063)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (996,015)      (3,555,234)        (799,702)     (1,792,118)      (2,164,661)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             1,815,493        4,258,108        1,521,119       2,499,848        7,194,529
Net transfers(1)                                       5,582,174        8,434,821        2,052,501       3,594,936       18,717,987
Transfers for policy loans                                 2,466          (76,008)         (42,830)         (7,223)         (73,703)
Policy charges                                          (346,469)        (774,609)        (230,988)       (365,433)      (1,210,194)
Contract terminations:
    Surrender benefits                                  (131,902)        (294,593)         (67,812)       (154,113)        (595,281)
    Death benefits                                            --           (4,253)              --              --              (24)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         6,921,762       11,543,466        3,231,990       5,568,015       24,033,314
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        3,846,753       11,327,807        2,588,085       4,931,550       12,096,095
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $    9,772,500    $  19,316,039    $   5,020,373   $   8,707,447    $  33,964,748
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 3,004,254       12,595,870        2,459,460       6,233,984        9,095,024
Contract purchase payments                             1,491,564        5,256,306        1,548,403       3,665,606        5,467,752
Net transfers(1)                                       4,387,634       10,193,397        2,006,481       5,122,844       13,933,901
Transfers for policy loans                                 2,316          (94,123)         (40,575)         (9,185)         (57,411)
Policy charges                                          (282,796)        (912,186)        (230,336)       (539,687)        (928,747)
Contract terminations:
    Surrender benefits                                  (115,295)        (424,251)         (81,164)       (254,032)        (485,264)
    Death benefits                                            --           (4,899)              --              --              (19)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       8,487,677       26,610,114        5,662,269      14,219,530       27,025,236
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                FGT              FIG              FAG             FIP              FGW
OPERATIONS
Investment income (loss) -- net                   $      (44,738)   $     (31,997)   $     (67,920)  $     (36,409)   $    (123,946)
Net realized gain (loss) on sales of investments        (386,028)        (164,536)        (409,597)        (17,873)        (206,989)
Distributions from capital gains                              --               --               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                         (2,361,491)      (5,506,829)      (2,143,028)       (500,117)      (4,425,110)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (2,792,257)      (5,703,362)      (2,620,545)       (554,399)      (4,756,045)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             2,054,920        5,926,924        2,981,252       1,371,755        4,247,058
Net transfers(1)                                          89,117        4,744,517          187,701       2,630,879        4,840,057
Transfers for policy loans                               (39,912)         (53,346)         (28,365)        (14,137)         (49,254)
Policy charges                                          (352,074)      (1,044,772)        (567,402)       (188,942)        (758,596)
Contract terminations:
    Surrender benefits                                  (114,441)        (400,659)        (151,808)       (106,613)        (378,039)
    Death benefits                                          (100)          (3,687)              --              --           (6,699)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         1,637,510        9,168,977        2,421,378       3,692,942        7,894,527
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        5,793,976       15,760,246        7,786,649       3,010,665       11,529,113
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $    4,639,229    $  19,225,861    $   7,587,482   $   6,149,208    $  14,667,595
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                12,968,976       24,849,108       17,310,233       4,159,385       16,763,506
Contract purchase payments                             6,247,766       11,116,744        8,233,213       2,028,554        7,438,324
Net transfers(1)                                         198,020        8,286,843          279,956       3,874,496        7,734,967
Transfers for policy loans                              (129,316)         (99,459)         (76,402)        (19,926)         (89,787)
Policy charges                                        (1,051,698)      (2,068,429)      (1,462,371)       (269,538)      (1,375,655)
Contract terminations:
    Surrender benefits                                  (493,587)        (878,223)        (612,001)       (171,918)        (688,613)
    Death benefits                                          (245)          (6,393)              --              --          (11,645)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      17,739,916       41,200,191       23,672,628       9,601,053       29,771,097
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                FDS              FPH              FIN             FNO              FVS
OPERATIONS
Investment income (loss) -- net                   $     (132,690)   $     521,484    $     (20,139)  $  (2,025,703)   $     (73,331)
Net realized gain (loss) on sales of investments         (59,314)        (119,557)         (94,693)    (27,243,690)        (264,059)
Distributions from capital gains                              --               --               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                         (5,680,709)        (463,847)        (955,096)    (59,062,276)      (2,798,205)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (5,872,713)         (61,920)      (1,069,928)    (88,331,669)      (3,135,595)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             4,955,293        1,143,895        2,649,452      52,462,744        3,494,876
Net transfers(1)                                       6,756,339        2,267,804          297,680     (38,450,861)          19,258
Transfers for policy loans                               (94,539)           9,261          (38,967)       (526,910)         (47,652)
Policy charges                                          (884,240)        (332,069)        (449,210)    (16,053,502)        (565,665)
Contract terminations:
    Surrender benefits                                  (335,378)         (94,190)        (114,724)     (8,682,280)        (156,766)
    Death benefits                                          (170)              --           (1,355)       (128,627)          (3,898)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        10,397,305        2,994,701        2,342,876     (11,379,436)       2,740,153
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       12,082,775        4,367,280        6,137,754     287,829,930        8,403,404
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   16,607,367    $   7,300,061    $   7,410,702   $ 188,118,825    $   8,007,962
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                13,315,317        4,713,296       12,061,934     229,365,799       14,086,969
Contract purchase payments                             6,907,771        1,260,003        5,626,242      51,731,468        7,249,921
Net transfers(1)                                       8,779,358        2,509,180          638,223     (38,429,942)        (169,741)
Transfers for policy loans                              (130,623)          10,270          (82,277)       (509,901)        (100,837)
Policy charges                                        (1,230,477)        (352,800)        (889,838)    (15,336,383)      (1,096,568)
Contract terminations:
    Surrender benefits                                  (562,442)        (132,323)        (337,099)     (9,699,077)        (442,326)
    Death benefits                                          (230)              --           (3,052)       (123,459)          (9,299)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      27,078,674        8,007,626       17,014,133     216,998,505       19,518,119
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 FMI             FVA              FIC              FSP             F04
OPERATIONS
Investment income (loss) -- net                   $     (263,942)   $    (288,323)   $     (69,448)  $    (152,495)   $    (109,379)
Net realized gain (loss) on sales of investments         (14,674)        (138,160)          (6,312)         (9,201)         480,370
Distributions from capital gains                       1,167,274          806,428               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                         (6,719,299)      (6,300,934)      (1,301,980)     (3,330,666)         281,896
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (5,830,641)      (5,920,989)      (1,377,740)     (3,492,362)         652,887
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             8,945,203       12,223,281        2,711,729       5,529,799          564,251
Net transfers(1)                                      23,659,920       19,094,109        4,894,676      11,625,084         (151,594)
Transfers for policy loans                              (172,957)         (59,042)         (30,761)        (46,926)         (35,493)
Policy charges                                        (1,603,787)      (2,206,700)        (366,706)       (866,852)        (607,884)
Contract terminations:
    Surrender benefits                                  (735,715)        (963,175)        (119,328)       (411,502)        (465,537)
    Death benefits                                       (17,454)         (28,195)            (653)         (1,143)            (387)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        30,075,210       28,060,278        7,088,957      15,828,460         (696,644)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       14,350,890       28,053,526        4,725,425       9,912,334        9,533,514
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   38,595,459    $  50,192,815    $  10,436,642   $  22,248,432    $   9,489,757
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 9,732,936       19,730,635        8,156,564       8,497,427        2,761,212
Contract purchase payments                             6,493,401        9,159,506        5,024,147       5,341,239          158,139
Net transfers(1)                                      16,031,448       13,580,936        8,900,935      10,713,041          (34,670)
Transfers for policy loans                              (119,141)         (43,958)         (57,882)        (35,777)          (9,997)
Policy charges                                        (1,211,146)      (1,711,109)        (658,831)       (937,060)        (175,830)
Contract terminations:
    Surrender benefits                                  (600,657)        (795,599)        (266,356)       (443,528)        (133,607)
    Death benefits                                       (10,897)         (20,782)          (1,303)         (1,203)            (106)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      30,315,944       39,899,629       21,097,274      23,134,139        2,565,141
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                             U               FEI               Y               V               IL
OPERATIONS
Investment income (loss) -- net                   $   (7,089,703)   $      10,333    $     671,501   $   4,882,460    $      80,755
Net realized gain (loss) on sales of investments     (21,494,097)           6,397           37,135        (268,603)     (10,672,282)
Distributions from capital gains                     124,530,218            5,453               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                       (499,021,511)          22,703           38,981       1,711,632      (81,853,458)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (403,075,093)          44,886          747,617       6,325,489      (92,444,985)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           125,669,182          908,744        3,057,507      11,570,273       41,530,379
Net transfers(1)                                     (33,479,600)       1,212,682        3,005,337       1,549,651      (24,474,987)
Transfers for policy loans                            (4,772,104)         (21,278)         (70,713)       (422,424)        (822,398)
Policy charges                                       (48,409,334)        (190,204)      (1,466,997)     (6,522,269)     (12,553,814)
Contract terminations:
    Surrender benefits                               (43,712,938)         (58,155)        (736,799)     (3,772,886)     (11,949,335)
    Death benefits                                      (567,404)              --           (8,257)       (137,243)        (144,230)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (5,272,198)       1,851,789        3,780,078       2,265,102       (8,414,385)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    1,245,313,720        3,520,146       13,543,423      85,476,399      320,034,481
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  836,966,429    $   5,416,821    $  18,071,118   $  94,066,990    $ 219,175,111
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               215,262,312        3,643,219        5,713,325      35,690,327      148,300,821
Contract purchase payments                            29,608,487          937,471        1,248,917       4,634,471       24,317,212
Net transfers(1)                                      (8,397,318)       1,261,373        1,239,290         921,055      (15,063,662)
Transfers for policy loans                            (1,020,493)         (22,658)         (29,089)       (170,621)        (457,116)
Policy charges                                       (11,646,215)        (199,373)        (620,609)     (2,831,239)      (7,482,567)
Contract terminations:
    Surrender benefits                               (10,568,123)         (65,924)        (304,769)     (1,538,485)      (7,358,973)
    Death benefits                                      (146,421)              --           (3,372)        (52,483)         (98,927)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     213,092,229        5,554,108        7,243,693      36,653,025      142,156,788
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 X                W               FBC             FBD             FCR
OPERATIONS
Investment income (loss) -- net                   $    5,016,639    $   1,809,329    $      (2,978)  $     277,202    $      (1,594)
Net realized gain (loss) on sales of investments      (4,443,173)             427          (21,833)          2,454          (40,498)
Distributions from capital gains                         102,336               --               --               --              --
Net change in unrealized appreciation or
  depreciation of investments                       (123,553,064)           2,918         (213,703)        (80,226)         (12,212)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (122,877,262)       1,812,674         (238,514)        199,430          (54,304)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            61,862,093       40,646,761          886,467       2,668,681          258,872
Net transfers(1)                                     (23,844,678)     (19,821,813)       1,023,440      10,468,190          356,275
Transfers for policy loans                            (2,060,664)        (437,042)          (4,719)         17,018              118
Policy charges                                       (29,659,084)      (8,174,659)        (116,514)       (362,508)         (32,847)
Contract terminations:
    Surrender benefits                               (22,644,539)      (2,827,883)         (12,911)       (133,017)          (2,122)
    Death benefits                                      (231,592)          (5,428)              --              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (16,578,464)       9,379,936        1,775,763      12,658,364          580,296
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      608,504,289       57,190,200          832,509         610,155           97,768
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  469,048,563    $  68,382,810    $   2,369,758   $  13,467,949    $     623,760
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               143,706,891       31,841,861          932,662         568,365          114,993
Contract purchase payments                            17,655,889       22,231,893        1,148,603       2,355,138          367,000
Net transfers(1)                                      (6,707,916)     (10,690,500)       1,304,048       9,255,906          472,686
Transfers for policy loans                              (569,221)        (236,543)          (6,348)         14,852             (319)
Policy charges                                        (8,838,033)      (4,524,740)        (147,971)       (315,540)         (47,066)
Contract terminations:
    Surrender benefits                                (6,640,774)      (1,637,701)         (22,889)       (121,014)          (3,205)
    Death benefits                                       (86,576)          (1,895)              --              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     138,520,260       36,982,375        3,208,105      11,757,707          904,089
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FCM             FDE              FEM             FEX              FFI
OPERATIONS
Investment income (loss) -- net                   $      271,284    $      23,759    $      (1,733)  $     314,670    $      59,892
Net realized gain (loss) on sales of investments              22             (504)          (5,648)         (5,805)           4,306
Distributions from capital gains                              --               --               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                               (642)         205,389            8,428        (260,957)         (20,534)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              270,664          228,644            1,047          47,908           43,664
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            16,733,521        1,760,295           80,158       1,177,972          890,807
Net transfers(1)                                       3,681,202       12,751,705          110,062       5,374,555        3,998,845
Transfers for policy loans                               120,463          (22,278)          (1,877)        (11,942)          78,441
Policy charges                                        (1,564,616)        (216,304)         (10,633)       (140,157)        (123,590)
Contract terminations:
    Surrender benefits                                  (474,469)         (97,627)          (7,951)        (43,525)        (202,969)
    Death benefits                                            --               --               --              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        18,496,101       14,175,791          169,759       6,356,903        4,641,534
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        4,096,748          269,172          109,451         745,358          127,441
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   22,863,513    $  14,673,607    $     280,257   $   7,150,169    $   4,812,639
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 3,973,776          272,852          141,154         804,192          118,812
Contract purchase payments                            15,901,546        1,805,810          111,158       1,228,254          796,429
Net transfers(1)                                       3,519,286       12,965,865          146,395       5,588,192        3,564,792
Transfers for policy loans                               115,071          (22,980)          (2,622)        (12,345)          68,966
Policy charges                                        (1,459,845)        (221,761)         (14,700)       (144,145)        (109,904)
Contract terminations:
    Surrender benefits                                  (476,350)        (104,854)         (11,453)        (47,871)        (182,432)
    Death benefits                                            --               --               --              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      21,573,484       14,694,932          369,932       7,416,277        4,256,663
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                FGB              FGR              FIE             FMF              FND
OPERATIONS
Investment income (loss) -- net                   $       27,747    $     (61,554)   $       2,749   $      27,821    $    (298,541)
Net realized gain (loss) on sales of investments             973          (90,685)         (62,256)        (28,115)         (98,898)
Distributions from capital gains                              --               --               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                            (16,471)      (2,139,731)        (147,032)       (136,357)      (6,499,837)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               12,249       (2,291,970)        (206,539)       (136,651)      (6,897,276)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               330,262        4,342,085          463,028       1,038,634       21,335,131
Net transfers(1)                                       1,159,771        3,823,656          333,288       1,487,932       27,620,907
Transfers for policy loans                                 9,372          (49,913)          (3,923)         (6,583)        (211,478)
Policy charges                                           (52,396)        (548,978)         (64,007)       (201,002)      (3,469,137)
Contract terminations:
    Surrender benefits                                   (16,631)         (76,801)          (4,716)        (11,218)        (893,719)
    Death benefits                                            --               --               --              --          (24,182)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         1,430,378        7,490,049          723,670       2,307,763       44,357,522
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          214,503        4,494,469          476,141         566,546       33,486,784
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $    1,657,130    $   9,692,548    $     993,272   $   2,737,658    $  70,947,030
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   200,321        5,835,019          554,025         590,535       32,255,078
Contract purchase payments                               310,022        7,378,052          705,777       1,177,060       24,292,365
Net transfers(1)                                       1,085,730        6,359,146          486,714       1,708,602       31,573,158
Transfers for policy loans                                 8,601          (84,000)          (5,476)         (7,718)        (239,160)
Policy charges                                           (34,637)        (932,887)         (96,714)       (233,197)      (3,843,786)
Contract terminations:
    Surrender benefits                                   (29,169)        (165,710)          (8,265)        (14,523)      (1,227,987)
    Death benefits                                            --               --               --              --          (22,214)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,540,868       18,389,620        1,636,061       3,220,759       82,787,454
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                FIV              FSM              FSA             FCA              FCD
OPERATIONS
Investment income (loss) -- net                   $        5,596    $     (16,478)   $     (27,393)  $     (24,701)   $     (21,168)
Net realized gain (loss) on sales of investments         (16,165)          (3,437)         (70,428)        (14,453)          (9,531)
Distributions from capital gains                              --               --               --         334,902               --
Net change in unrealized appreciation or
  depreciation of investments                           (351,202)         113,812       (1,305,987)       (873,698)         (85,311)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (361,771)          93,897       (1,403,808)       (577,950)        (116,010)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             2,164,888        1,054,730        2,665,080       1,824,650        1,080,947
Net transfers(1)                                       6,968,654        2,427,206        2,457,345       1,852,475        1,988,150
Transfers for policy loans                                (2,157)          (1,257)         (32,894)        (14,980)          (9,026)
Policy charges                                          (235,097)        (106,341)        (351,889)       (214,848)        (118,119)
Contract terminations:
    Surrender benefits                                   (76,699)         (21,461)         (49,191)        (46,883)         (19,496)
    Death benefits                                            --               --             (387)           (249)              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         8,819,589        3,352,877        4,688,064       3,400,165        2,922,456
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          953,239          488,242        2,448,854       1,558,023        1,026,294
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $    9,411,057    $   3,935,016    $   5,733,110   $   4,380,238    $   3,832,740
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,051,789          490,112        2,824,448       1,776,427        1,024,134
Contract purchase payments                             2,671,068        1,184,811        4,226,117       2,625,264        1,193,102
Net transfers(1)                                       8,648,348        2,735,475        3,607,190       2,569,643        2,143,200
Transfers for policy loans                                (1,798)          (1,512)         (58,485)        (20,922)          (9,487)
Policy charges                                          (295,087)        (117,995)        (551,360)       (306,765)        (127,773)
Contract terminations:
    Surrender benefits                                  (103,270)         (26,732)        (102,567)        (75,807)         (24,629)
    Death benefits                                            --               --             (721)           (405)              --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      11,971,050        4,264,159        9,944,622       6,567,435        4,198,547
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                FGI              FIR              FVL             FSB              FEG
OPERATIONS
Investment income (loss) -- net                   $   (3,201,811)   $     (27,861)   $     (31,849)  $      35,729    $      (9,283)
Net realized gain (loss) on sales of investments      (2,933,104)          (2,409)          11,172          (4,724)          (5,769)
Distributions from capital gains                              --          119,628               --          19,347               --
Net change in unrealized appreciation or
  depreciation of investments                        (99,566,372)        (914,369)       2,643,243         (71,023)         (92,360)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (105,701,287)        (825,011)       2,622,566         (20,671)        (107,412)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            77,753,841        1,505,030        5,035,494         178,561          525,264
Net transfers(1)                                      (7,648,120)       4,888,535       15,843,989         822,606          448,764
Transfers for policy loans                            (1,368,069)         (11,654)        (104,394)           (193)          (5,277)
Policy charges                                       (21,171,846)        (149,791)        (819,274)        (24,247)         (62,716)
Contract terminations:
    Surrender benefits                               (15,808,740)         (61,753)        (311,321)           (505)         (22,336)
    Death benefits                                      (134,903)              --               --              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        31,622,163        6,170,367       19,644,494         976,222          883,699
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      429,552,535        1,073,610       10,468,022         110,913          680,251
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  355,473,411    $   6,418,966    $  32,735,082   $   1,066,464    $   1,456,538
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               241,424,864        1,184,141       10,127,452         114,256          694,763
Contract purchase payments                            53,020,512        2,193,343        4,676,098         197,146          667,584
Net transfers(1)                                      (6,089,918)       7,039,682       14,685,706         906,039          549,392
Transfers for policy loans                              (916,315)         (17,781)         (97,009)           (225)          (7,092)
Policy charges                                       (14,566,316)        (217,121)        (752,167)        (25,318)         (79,279)
Contract terminations:
    Surrender benefits                               (11,512,560)         (95,221)        (313,800)         (2,160)         (30,060)
    Death benefits                                       (97,519)              --               --              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     261,262,748       10,087,043       28,326,280       1,189,738        1,795,308
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                FSC              FGC              FMP             FOS              FRE
OPERATIONS
Investment income (loss) -- net                   $     (139,402)   $     (32,090)   $    (111,709)  $      37,405    $      50,235
Net realized gain (loss) on sales of investments        (200,933)          (5,072)          (8,534)        (19,843)             152
Distributions from capital gains                              --           64,456               --          93,526               --
Net change in unrealized appreciation or
  depreciation of investments                         (2,186,992)         (55,494)         890,635        (609,567)         240,426
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (2,527,327)         (28,200)         770,392        (498,479)         290,813
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             5,512,027        3,112,822        6,051,309       1,147,159        1,331,548
Net transfers(1)                                       1,080,739       10,798,153       17,395,451       2,872,555        5,115,915
Transfers for policy loans                               (54,010)         (37,999)         (62,449)          5,687          (15,021)
Policy charges                                          (896,468)        (347,152)        (733,225)       (130,123)        (145,426)
Contract terminations:
    Surrender benefits                                  (363,757)         (93,786)        (325,397)        (39,954)         (47,013)
    Death benefits                                             2               --               --              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         5,278,533       13,432,038       22,325,689       3,855,324        6,240,003
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       15,823,631        1,290,219        3,566,086       1,058,653          270,326
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   18,574,837    $  14,694,057    $  26,662,167   $   4,415,498    $   6,801,142
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                11,310,722        1,301,749        3,029,401       1,199,790          233,481
Contract purchase payments                             4,926,566        3,506,577        5,604,627       1,555,019        1,123,509
Net transfers(1)                                         911,031       12,164,327       16,056,885       3,924,125        4,312,862
Transfers for policy loans                               (45,167)         (42,689)         (57,806)          8,275          (12,370)
Policy charges                                          (766,510)        (402,719)        (670,873)       (211,784)        (121,050)
Contract terminations:
    Surrender benefits                                  (384,875)        (114,594)        (311,313)        (60,943)         (41,377)
    Death benefits                                            --               --               --              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      15,951,767       16,412,651       23,650,921       6,414,482        5,495,055
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                FSV              FIF              FIS             FSE              FUE
OPERATIONS
Investment income (loss) -- net                   $       (8,612)   $     176,451    $       4,400   $      (3,432)   $      (1,797)
Net realized gain (loss) on sales of investments          (1,120)         (62,796)          (1,726)              6          (25,308)
Distributions from capital gains                          22,083        2,042,062               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                            220,369       (3,718,196)          10,284         154,305         (221,732)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              232,720       (1,562,479)          12,958         150,879         (248,837)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               569,755        2,572,929          151,470         655,902        1,226,054
Net transfers(1)                                       3,096,275        2,302,950          426,979       1,523,872        3,053,969
Transfers for policy loans                               (28,129)         (38,402)           2,266            (706)          (8,602)
Policy charges                                           (72,560)        (454,687)         (16,853)        (72,534)        (150,419)
Contract terminations:
    Surrender benefits                                   (43,564)        (204,020)          (1,953)        (17,414)         (46,506)
    Death benefits                                            --               --               --              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         3,521,777        4,178,770          561,909       2,089,120        4,074,496
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           92,256        8,711,516           68,626         348,086        1,105,891
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $    3,846,753    $  11,327,807    $     643,493   $   2,588,085    $   4,931,550
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    81,251        8,063,174           70,298         342,767        1,219,898
Contract purchase payments                               475,499        2,714,664          166,395         666,975        1,530,116
Net transfers(1)                                       2,568,198        2,559,582          464,228       1,541,676        3,741,449
Transfers for policy loans                               (22,807)         (36,582)           2,627            (702)         (11,031)
Policy charges                                           (60,534)        (450,482)         (16,869)        (72,187)        (185,557)
Contract terminations:
    Surrender benefits                                   (37,353)        (254,486)          (3,639)        (19,069)         (60,891)
    Death benefits                                            --               --               --              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       3,004,254       12,595,870          683,040       2,459,460        6,233,984
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                FMC              FAG              FGT             FIG              FIP
OPERATIONS
Investment income (loss) -- net                   $       66,288    $     (52,502)   $     (10,498)  $     (10,803)   $     (11,408)
Net realized gain (loss) on sales of investments             366          (53,697)        (123,280)        (25,760)          (2,344)
Distributions from capital gains                         536,576               --               --              --            5,234
Net change in unrealized appreciation or
  depreciation of investments                            107,132       (2,638,902)      (1,971,927)     (1,719,334)        (277,122)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              710,362       (2,745,101)      (2,105,705)     (1,755,897)        (285,640)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             2,152,879        3,636,498        2,536,255       4,364,965          578,101
Net transfers(1)                                       9,150,524        3,030,827        1,916,159       9,158,545        2,520,884
Transfers for policy loans                                 4,895          (33,614)         (24,328)        (51,798)           6,010
Policy charges                                          (217,365)        (470,748)        (315,276)       (536,904)         (57,004)
Contract terminations:
    Surrender benefits                                   (97,853)         (93,994)         (90,030)       (201,395)         (27,352)
    Death benefits                                            --               --               --              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        10,993,080        6,068,969        4,022,780      12,733,413        3,020,639
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          392,653        4,462,781        3,876,901       4,782,730          275,666
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   12,096,095    $   7,786,649    $   5,793,976   $  15,760,246    $   3,010,665
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   327,812        5,937,849        5,390,454       5,721,975          286,622
Contract purchase payments                             1,722,481        7,073,842        5,077,086       6,590,352          758,423
Net transfers(1)                                       7,291,486        5,488,616        3,387,534      13,733,647        3,218,970
Transfers for policy loans                                 4,955          (70,479)         (54,370)        (70,631)           8,482
Policy charges                                          (172,247)        (888,193)        (594,369)       (791,024)         (73,707)
Contract terminations:
    Surrender benefits                                   (79,463)        (231,402)        (237,359)       (335,211)         (39,405)
    Death benefits                                            --               --               --              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       9,095,024       17,310,233       12,968,976      24,849,108        4,159,385
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 FGW             FDS              FPH             FIN              FNO
OPERATIONS
Investment income (loss) -- net                   $      (48,132)   $     (54,661)   $     389,009   $     (40,682)   $  (2,749,346)
Net realized gain (loss) on sales of investments          (9,055)         (10,930)         (37,294)         (3,812)      (6,042,819)
Distributions from capital gains                          26,071          123,787               --              --       57,825,740
Net change in unrealized appreciation or
  depreciation of investments                           (985,505)         158,445         (280,601)     (1,266,992)    (169,289,316)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (1,016,621)         216,641           71,114      (1,311,486)    (120,255,741)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             2,781,376        2,997,082          836,537       2,798,761       74,138,723
Net transfers(1)                                       8,188,452        6,915,600        1,174,318       1,854,797       (6,933,256)
Transfers for policy loans                                (2,106)         (24,881)             990         (14,364)        (896,264)
Policy charges                                          (330,806)        (357,577)        (207,408)       (326,891)     (17,582,750)
Contract terminations:
    Surrender benefits                                   (99,597)         (97,971)         (31,390)        (77,163)     (13,115,244)
    Death benefits                                            --               --               --          (2,728)         (30,810)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        10,537,319        9,432,253        1,773,047       4,232,412       35,580,399
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        2,008,415        2,433,881        2,523,119       3,216,828      372,505,272
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   11,529,113    $  12,082,775    $   4,367,280   $   6,137,754    $ 287,829,930
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 2,175,333        2,518,391        2,796,817       4,467,894      205,937,600
Contract purchase payments                             3,896,557        3,463,153          907,181       5,108,520       53,652,825
Net transfers(1)                                      11,308,702        7,892,126        1,267,717       3,267,247       (6,726,326)
Transfers for policy loans                                (1,609)         (29,255)             865         (24,807)        (618,972)
Policy charges                                          (455,201)        (407,724)        (212,718)       (585,031)     (12,643,365)
Contract terminations:
    Surrender benefits                                  (160,276)        (121,374)         (46,566)       (166,578)     (10,171,494)
    Death benefits                                            --               --               --          (5,311)         (64,469)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      16,763,506       13,315,317        4,713,296      12,061,934      229,365,799
===================================================================================================================================

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)        FVS             FMI            FVA            FIC            FSP            F04
OPERATIONS
Investment income (loss) -- net             $    (50,523)  $    (44,746)  $    (76,224)  $    (24,490)  $    (33,500)  $   (109,251)
Net realized gain (loss) on sales of
  investments                                    (73,134)           821          7,330        (14,104)        (2,756)       409,821
Distributions from capital gains                 519,406        204,020         93,713        578,266             --             --
Net change in unrealized appreciation or
  depreciation of investments                 (2,233,239)     1,289,677      1,362,113     (1,125,768)       577,467        326,227
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (1,837,490)     1,449,772      1,386,932       (586,096)       541,211        626,797
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                     3,685,759      2,331,902      4,615,329      1,433,063      1,891,301        702,945
Net transfers(1)                               3,488,285     10,090,450     21,974,741      2,636,427      6,850,038        388,606
Transfers for policy loans                       (40,053)       (28,008)       (12,197)       (12,271)       (10,121)       (89,747)
Policy charges                                  (434,660)      (246,708)      (514,306)      (158,779)      (202,873)      (594,717)
Contract terminations:
    Surrender benefits                           (89,459)       (89,874)      (211,005)       (55,323)       (97,572)      (431,710)
    Death benefits                                    --             --             --             --             --         (4,678)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 6,609,872     12,057,762     25,852,562      3,843,117      8,430,773        (29,301)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                3,631,022        843,356        814,032      1,468,404        940,350      8,936,018
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $  8,403,404   $ 14,350,890   $ 28,053,526   $  4,725,425   $  9,912,334   $  9,533,514
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         4,011,016        735,242        645,018      1,980,589        889,813      2,767,349
Contract purchase payments                     5,781,472      1,754,786      3,427,544      2,298,405      1,723,377        209,326
Net transfers(1)                               5,190,217      7,515,629     16,219,430      4,239,117      6,165,569        127,511
Transfers for policy loans                       (59,373)       (19,431)        (7,331)       (19,165)        (8,880)       (26,531)
Policy charges                                  (671,376)      (183,233)      (390,834)      (224,417)      (181,091)      (183,405)
Contract terminations:
    Surrender benefits                          (164,987)       (70,057)      (163,192)      (117,965)       (91,361)      (131,651)
    Death benefits                                    --             --             --             --             --         (1.387)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              14,086,969      9,732,936     19,730,635      8,156,564      8,497,427      2,761,212
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Variable Life Separate Account (the Variable Account) was established under Minnesota law as a segregated asset account of IDS Life Insurance Company (IDS Life). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios or funds (the Funds) or in the Trust. The Funds are registered under the 1940 Act as open-end management investment companies. The Trust is registered under the 1940 Act as a unit investment trust. The subaccounts' investments in shares of the Funds or units of the Trust as of Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES/UNITS OF                                                  SHARES/UNITS
--------------------------------------------------------------------------------------------------------------------------
U                    IDS Life Series Fund - Equity Portfolio                                                    43,705,307
FEI                  IDS Life Series Fund - Equity Income Portfolio                                                873,482
Y                    IDS Life Series Fund - Government Securities Portfolio                                      2,259,642
V                    IDS Life Series Fund - Income Portfolio                                                     9,219,202
IL                   IDS Life Series Fund - International Equity Portfolio                                      17,688,448

X                    IDS Life Series Fund - Managed Portfolio                                                   28,294,619
W                    IDS Life Series Fund - Money Market Portfolio                                              62,919,263
FBC                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                          439,024
FBD                  AXP(R) Variable Portfolio - Bond Fund(1)                                                    2,910,030
FCR                  AXP(R) Variable Portfolio - Capital Resource Fund                                              80,378

FCM                  AXP(R) Variable Portfolio - Cash Management Fund                                           31,893,391
FDE                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                                  3,356,003
FEM                  AXP(R) Variable Portfolio - Emerging Markets Fund                                             170,614
FEX                  AXP(R) Variable Portfolio - Extra Income Fund(2)                                            2,689,764
FFI                  AXP(R) Variable Portfolio - Federal Income Fund(3)                                          1,760,360

FGB                  AXP(R) Variable Portfolio - Global Bond Fund                                                  609,315
FGR                  AXP(R) Variable Portfolio - Growth Fund                                                     2,372,483
FIE                  AXP(R) Variable Portfolio - International Fund                                                202,651
FMF                  AXP(R) Variable Portfolio - Managed Fund                                                      328,552
FND                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                          7,207,728

FIV                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                              2,789,554
FSM                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                          741,188
FSA                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                          890,152
FCA                  AIM V.I. Capital Appreciation Fund, Series I Shares                                           361,831
FCD                  AIM V.I. Capital Development Fund, Series I Shares                                            517,383

FGI                  AIM V.I. Core Equity Fund, Series I Shares                                                 16,373,909
FIR                  American Century(R) VP International, Class I                                               2,086,694
FVL                  American Century(R) VP Value, Class I                                                       8,802,155
FSB                  Calvert Variable Series, Inc. Social Balanced Portfolio                                     1,410,412
FEG                  Credit Suisse Trust - Emerging Growth Portfolio                                               168,665

FSC                  Credit Suisse Trust - Small Cap Growth Portfolio                                            1,577,038
FGC                  Fidelity(R) VIP Growth & Income Portfolio Service Class                                     3,312,837
FMP                  Fidelity(R) VIP Mid Cap Portfolio Service Class                                             3,039,423
FOS                  Fidelity(R) VIP Overseas Portfolio Service Class                                              625,987
FRE                  FTVIPT Franklin Real Estate Fund - Class 2                                                  1,192,401

FSV                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                   1,016,909
FIF                  FTVIPT Templeton Foreign Securities Fund - Class 2(4)                                       2,050,535
FSE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                              546,287
FUE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                 1,025,612
FMC                  Goldman Sachs VIT Mid Cap Value Fund                                                        3,201,201

FGT                  Janus Aspen Series Global Technology Portfolio: Service Shares                              1,924,991
FIG                  Janus Aspen Series International Growth Portfolio: Service Shares                           1,119,084
FAG                  Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
                       (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)                 485,754
FIP                  Lazard Retirement International Equity Portfolio                                              758,225

FGW                  MFS(R) Investors Growth Stock Series - Service Class                                        2,098,368
FDS                  MFS(R) New Discovery Series - Service Class                                                 1,599,939
FPH                  Putnam VT High Yield Fund - Class IB Shares                                                 1,035,470
FIN                  Putnam VT International New Opportunities Fund - Class IB Shares                              885,389
FNO                  Putnam VT New Opportunities Fund - Class IA Shares                                          6,189,228

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)


SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES/UNITS OF                                                    SHARES/UNITS
--------------------------------------------------------------------------------------------------------------------------
FVS                  Putnam VT Vista Fund - Class IB Shares                                                      1,017,530
FMI                  Royce Micro-Cap Portfolio                                                                   5,078,350
FVA                  Third Avenue Value Portfolio                                                                3,348,420
FIC                  Wanger International Small Cap                                                                786,484
FSP                  Wanger U.S. Smaller Companies                                                               1,201,968
F04                  2004 Trust                                                                                  9,766,579

(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.

(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.

(3) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.

(4) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as the distributor of the American Express Variable Universal Life Insurance(SM) Policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

INVESTMENTS IN THE TRUST

Investments in units of the Trust are stated at market value which is the net asset value per unit as determined by the Trust. Investment transactions are accounted for on the date the units are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccount's share of the Trust's undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Variable Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

IDS Life also deducts a transaction charge equal, on an annual basis, to 0.25% of the average daily net assets of the subaccount investing in the Trust. This charge is intended to reimburse IDS Life for the transaction charge paid directly by IDS Life to Salomon Smith Barney Inc. on the sale of the Trust units to the Variable Account.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse IDS Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies. Additional information can be found in the applicable product's prospectus.

IDS Life deducts a premium expense charge from each premium payment. It partially compensates IDS Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month IDS Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge an administrative charge or a death benefit guarantee charge. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $22,560,988 in 2002 and $19,059,480 in 2001. Such charges are not treated as a separate expense of the subaccounts or Variable Account. They are ultimately deducted from surrender benefits paid by IDS Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life, in its capacity as investment manager for the IDS Life Series Funds and American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets and in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                                          PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------------------
IDS Life Series Fund - Equity Portfolio                                                                   0.70%
IDS Life Series Fund - Equity Income Portfolio                                                            0.70%
IDS Life Series Fund - Government Securities Portfolio                                                    0.70%
IDS Life Series Fund - Income Portfolio                                                                   0.70%
IDS Life Series Fund - International Equity Portfolio                                                     0.95%
IDS Life Series Fund - Managed Portfolio                                                                  0.70%

IDS Life Series Fund - Money Market Portfolio                                                             0.50%
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                           0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                                          0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                              0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                               0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                     0.560% to 0.470%

AXP(R) Variable Portfolio - Emerging Markets Fund                                              1.170% to 1.095%
AXP(R) Variable Portfolio - Extra Income Fund                                                  0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                                0.610% to 0.535%
AXP(R) Variable Portfolio - Global Bond Fund                                                   0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                        0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                                 0.870% to 0.795%

AXP(R) Variable Portfolio - Managed Fund                                                       0.630% to 0.550%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                                             0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                 0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                           0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                           0.650% to 0.575%

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.

                                                                                    MAXIMUM                       MAXIMUM
                                                                                  ADJUSTMENT                    ADJUSTMENT
FUND                                                                        (PRIOR TO DEC. 1, 2002)        (AFTER DEC. 1, 2002)
-------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                 0.08%                         0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                                     N/A                          0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                           0.08%                         0.12%
AXP(R) Variable Portfolio - Emerging Markets Fund                                    0.12%                         0.12%
AXP(R) Variable Portfolio - Growth Fund                                              0.12%                         0.12%
AXP(R) Variable Portfolio - International Fund                                        N/A                          0.12%
AXP(R) Variable Portfolio - Managed Fund                                              N/A                          0.08%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                                    N/A                          0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                 0.12%                         0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                  N/A                          0.12%

IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for IDS Life Series Fund - International Equity Portfolio, AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                                       PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                       0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                                                      0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                                                          0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                                           0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                 0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                          0.100% to 0.050%

AXP(R) Variable Portfolio - Extra Income Fund                                                              0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                                            0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                                                               0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                                                    0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                                                             0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                                                   0.040% to 0.020%

AXP(R) Variable Portfolio - New Dimensions Fund(R)                                                         0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                             0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                       0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                       0.060% to 0.035%

The IDS Life Series Funds and American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares or Trust units, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
--------------------------------------------------------------------------------------------------------------------------
U                    IDS Life Series Fund - Equity Portfolio                                                  $ 20,128,674
FEI                  IDS Life Series Fund - Equity Income Portfolio                                              3,620,781
Y                    IDS Life Series Fund - Government Securities Portfolio                                      7,839,582
V                    IDS Life Series Fund - Income Portfolio                                                     7,188,231
IL                   IDS Life Series Fund - International Equity Portfolio                                       6,776,852

X                    IDS Life Series Fund - Managed Portfolio                                                   13,455,391
W                    IDS Life Series Fund - Money Market Portfolio                                              16,603,607
FBC                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                        1,398,193
FBD                  AXP(R) Variable Portfolio - Bond Fund                                                      18,064,522
FCR                  AXP(R) Variable Portfolio - Capital Resource Fund                                             974,239

FCM                  AXP(R) Variable Portfolio - Cash Management Fund                                           25,644,623
FDE                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                                 18,188,980
FEM                  AXP(R) Variable Portfolio - Emerging Markets Fund                                           1,079,153
FEX                  AXP(R) Variable Portfolio - Extra Income Fund                                              10,369,969
FFI                  AXP(R) Variable Portfolio - Federal Income Fund                                            14,717,639

FGB                  AXP(R) Variable Portfolio - Global Bond Fund                                                4,732,088
FGR                  AXP(R) Variable Portfolio - Growth Fund                                                     5,326,808
FIE                  AXP(R) Variable Portfolio - International Fund                                                820,166
FMF                  AXP(R) Variable Portfolio - Managed Fund                                                    2,786,432
FND                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                         40,845,883

FIV                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                             11,916,330
FSM                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                        3,817,278
FSA                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                        2,022,775
FCA                  AIM V.I. Capital Appreciation Fund, Series I Shares                                         3,153,503
FCD                  AIM V.I. Capital Development Fund, Series I Shares                                          2,773,574

FGI                  AIM V.I. Core Equity Fund, Series I Shares                                                 14,886,423
FIR                  American Century(R) VP International, Class I                                               7,108,193
FVL                  American Century(R) VP Value, Class I                                                      30,195,164
FSB                  Calvert Variable Series, Inc. Social Balanced Portfolio                                     1,391,493
FEG                  Credit Suisse Trust - Emerging Growth Portfolio                                               464,966

FSC                  Credit Suisse Trust - Small Cap Growth Portfolio                                            3,804,670
FGC                  Fidelity(R) VIP Growth & Income Portfolio Service Class                                    25,797,107
FMP                  Fidelity(R) VIP Mid Cap Portfolio Service Class                                            31,734,981
FOS                  Fidelity(R) VIP Overseas Portfolio Service Class                                            4,345,466
FRE                  FTVIPT Franklin Real Estate Fund - Class 2                                                 15,232,350

FSV                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                   7,165,504
FIF                  FTVIPT Templeton Foreign Securities Fund - Class 2                                         11,966,020
FSE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                            3,404,881
FUE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                 5,788,416
FMC                  Goldman Sachs VIT Mid Cap Value Fund                                                       24,289,224

FGT                  Janus Aspen Series Global Technology Portfolio: Service Shares                              1,956,884
FIG                  Janus Aspen Series International Growth Portfolio: Service Shares                           9,585,775
FAG                  Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
                       (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)               2,866,786
FIP                  Lazard Retirement International Equity Portfolio                                            3,783,141

FGW                  MFS(R) Investors Growth Stock Series - Service Class                                        8,317,761
FDS                  MFS(R) New Discovery Series - Service Class                                                10,427,781
FPH                  Putnam VT High Yield Fund - Class IB Shares                                                 4,040,019
FIN                  Putnam VT International New Opportunities Fund - Class IB Shares                            2,583,947
FNO                  Putnam VT New Opportunities Fund - Class IA Shares                                         14,134,153

FVS                  Putnam VT Vista Fund - Class IB Shares                                                      3,131,973
FMI                  Royce Micro-Cap Portfolio                                                                  31,092,195
FVA                  Third Avenue Value Portfolio                                                               29,235,042
FIC                  Wanger International Small Cap                                                              7,055,294
FSP                  Wanger U.S. Smaller Companies                                                              15,731,564
F04                  2004 Trust                                                                                    379,117

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                               U            FEI            Y            V            IL
                                           ---------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $    5.79     $    0.97     $    2.37    $    2.39    $    2.16
At Dec. 31, 2001                           $    3.93     $    0.98     $    2.49    $    2.57    $    1.54
At Dec. 31, 2002                           $    2.57     $    0.78     $    2.72    $    2.75    $    1.26
----------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                             213,092         5,554         7,244       36,653      142,157
At Dec. 31, 2002                             193,612         8,661         8,993       32,957      125,216
----------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $ 836,966     $   5,417     $  18,071    $  94,067    $ 219,175
At Dec. 31, 2002                           $ 496,983     $   6,785     $  24,467    $  90,521    $ 157,601
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                0.13%         1.15%         5.12%        6.16%        0.93%
For the year ended Dec. 31, 2002                0.34%         1.55%         4.34%        5.15%        0.74%
----------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                0.90%         0.90%         0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002                0.90%         0.90%         0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001              (32.12%)        1.03%         5.06%        7.53%      (28.70%)
For the year ended Dec. 31, 2002              (34.61%)      (20.41%)        9.24%        7.00%      (18.18%)
----------------------------------------------------------------------------------------------------------

                                               X             W            FBC          FBD          FCR
                                           ---------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $    4.23     $    1.80     $    0.89    $    1.07    $    0.85
At Dec. 31, 2001                           $    3.39     $    1.85     $    0.74    $    1.15    $    0.69
At Dec. 31, 2002                           $    2.57     $    1.86     $    0.57    $    1.20    $    0.53
----------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                             138,520        36,982         3,208       11,758          904
At Dec. 31, 2002                             123,110        33,821         4,869       25,601        2,365
----------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $ 469,049     $  68,383     $   2,370    $  13,468    $     624
At Dec. 31, 2002                           $ 316,248     $  62,782     $   2,757    $  30,671    $   1,261
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                1.90%         3.75%         0.71%        6.31%        0.41%
For the year ended Dec. 31, 2002                1.73%         1.30%         0.81%        5.11%        0.56%
----------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                0.90%         0.90%         0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002                0.90%         0.90%         0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001              (19.86%)        2.78%       (16.85%)       7.48%      (18.82%)
For the year ended Dec. 31, 2002              (24.19%)        0.54%       (22.97%)       4.35%      (23.19%)
----------------------------------------------------------------------------------------------------------

                                              FCM           FDE           FEM          FEX          FFI
                                           ---------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $    1.03     $    0.99     $    0.78    $    0.93    $    1.07
At Dec. 31, 2001                           $    1.06     $    1.00     $    0.76    $    0.96    $    1.13
At Dec. 31, 2002                           $    1.06     $    0.80     $    0.71    $    0.89    $    1.19
----------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                              21,573        14,695           370        7,416        4,257
At Dec. 31, 2002                              30,036        33,573         1,680       17,181       15,724
----------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $  22,864     $  14,674     $     280    $   7,150    $   4,813
At Dec. 31, 2002                           $  31,911     $  26,902     $   1,193    $  15,347    $  18,645
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                3.13%         1.41%         0.02%       10.78%        4.42%
For the year ended Dec. 31, 2002                1.14%         1.63%           --         7.65%        2.89%
----------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                0.90%         0.90%         0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002                0.90%         0.90%         0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                2.91%         1.01%        (2.56%)       3.23%        5.61%
For the year ended Dec. 31, 2002                0.00%       (20.00%)       (6.58%)      (7.29%)       5.31%
----------------------------------------------------------------------------------------------------------

                                              FGB           FGR           FIE          FMF          FND
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $    1.07     $    0.77     $    0.86    $    0.96    $    1.04
At Dec. 31, 2001                           $    1.08     $    0.53     $    0.61    $    0.85    $    0.86
At Dec. 31, 2002                           $    1.23     $    0.39     $    0.49    $    0.73    $    0.66
----------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                               1,541        18,390         1,636        3,221       82,787
At Dec. 31, 2002                               5,217        29,573         2,713        5,364      134,661
----------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $   1,657     $   9,693     $     993    $   2,738    $  70,947
At Dec. 31, 2002                           $   6,393     $  11,415     $   1,335    $   3,935    $  89,327
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                4.25%           --          1.29%        2.63%        0.26%
For the year ended Dec. 31, 2002                4.82%         0.09%         1.03%        2.69%        0.52%
----------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                0.90%         0.90%         0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002                0.90%         0.90%         0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                0.93%       (31.17%)      (29.07%)     (11.46%)     (17.31%)
For the year ended Dec. 31, 2002               13.89%       (26.42%)      (19.67%)     (14.12%)     (23.26%)
----------------------------------------------------------------------------------------------------------

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

                                              FIV           FSM           FSA          FCA          FCD
                                           ---------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $    0.91     $    1.00     $    0.87    $    0.88    $    1.00
At Dec. 31, 2001                           $    0.79     $    0.92     $    0.58    $    0.67    $    0.91
At Dec. 31, 2002                           $    0.60     $    0.76     $    0.39    $    0.50    $    0.71
----------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                              11,971         4,264         9,945        6,567        4,199
At Dec. 31, 2002                              27,757         8,489        13,007       11,893        6,829
----------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $   9,411     $   3,935     $   5,733    $   4,380    $   3,833
At Dec. 31, 2002                           $  16,779     $   6,438     $   5,057    $   5,945    $   4,858
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                1.03%           --          0.23%          --           --
For the year ended Dec. 31, 2002                1.01%           --            --           --           --
----------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                0.90%         0.90%         0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002                0.90%         0.90%         0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001              (13.19%)       (8.00%)      (33.33%)     (23.86%)      (9.00%)
For the year ended Dec. 31, 2002              (24.05%)      (17.39%)      (32.76%)     (25.37%)     (21.98%)
----------------------------------------------------------------------------------------------------------

                                              FGI           FIR           FVL          FSB          FEG
                                           ---------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $    1.78     $    0.91     $    1.03    $    0.97    $    0.98
At Dec. 31, 2001                           $    1.36     $    0.64     $    1.16    $    0.90    $    0.81
At Dec. 31, 2002                           $    1.14     $    0.50     $    1.00    $    0.78    $    0.57
----------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                             261,263        10,087        28,326        1,190        1,795
At Dec. 31, 2002                             244,398        21,650        53,830        2,712        2,256
----------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $ 355,473     $   6,419     $  32,735    $   1,066    $   1,457
At Dec. 31, 2002                           $ 278,193     $  10,872     $  53,869    $   2,116    $   1,282
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                0.05%         0.03%         0.73%        8.94%          --
For the year ended Dec. 31, 2002                0.32%         0.62%         0.70%        3.89%          --
----------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                0.90%         0.90%         0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002                0.90%         0.90%         0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001              (23.60%)      (29.67%)       12.62%       (7.22%)     (17.35%)
For the year ended Dec. 31, 2002              (16.18%)      (21.88%)      (13.79%)     (13.33%)     (29.63%)
----------------------------------------------------------------------------------------------------------

                                              FSC           FGC           FMP          FOS          FRE
                                           ---------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $    1.40     $    0.99     $    1.18    $    0.88    $    1.16
At Dec. 31, 2001                           $    1.16     $    0.90     $    1.13    $    0.69    $    1.24
At Dec. 31, 2002                           $    0.77     $    0.74     $    1.01    $    0.54    $    1.25
----------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                              15,952        16,413        23,651        6,414        5,495
At Dec. 31, 2002                              19,146        48,405        52,717       12,601       17,027
----------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $  18,575     $  14,694     $  26,662    $   4,415    $   6,801
At Dec. 31, 2002                           $  14,651     $  35,779     $  53,068    $   6,848    $  21,320
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  --          0.33%           --         2.48%        2.84%
For the year ended Dec. 31, 2002                  --          0.78%         0.59%        0.53%        2.56%
----------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                0.90%         0.90%         0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002                0.90%         0.90%         0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001              (17.14%)       (9.09%)       (4.24%)     (21.59%)       6.90%
For the year ended Dec. 31, 2002              (33.62%)      (17.78%)      (10.62%)     (21.74%)       0.81%
----------------------------------------------------------------------------------------------------------

                                              FSV           FIF           FSE          FUE          FMC
                                           ---------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $    1.14     $    1.08     $    1.02    $    0.91    $    1.20
At Dec. 31, 2001                           $    1.28     $    0.90     $    1.05    $    0.79    $    1.33
At Dec. 31, 2002                           $    1.15     $    0.73     $    0.89    $    0.61    $    1.26
----------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                               3,004        12,596         2,459        6,234        9,095
At Dec. 31, 2002                               8,488        26,610         5,662       14,220       27,025
----------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $   3,847     $  11,328     $   2,588    $   4,932    $  12,096
At Dec. 31, 2002                           $   9,772     $  19,316     $   5,020    $   8,707    $  33,965
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                0.28%         2.82%         0.60%        0.83%        2.49%
For the year ended Dec. 31, 2002                0.37%         1.56%         0.36%        0.78%        1.50%
----------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                0.90%         0.90%         0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002                0.90%         0.90%         0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               12.28%       (16.67%)        2.94%      (13.19%)      10.83%
For the year ended Dec. 31, 2002              (10.16%)      (18.89%)      (15.24%)     (22.78%)      (5.26%)
----------------------------------------------------------------------------------------------------------

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

                                              FGT           FIG           FAG          FIP          FGW
                                           ---------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $    0.72     $    0.84     $    0.75    $    0.96    $    0.92
At Dec. 31, 2001                           $    0.45     $    0.63     $    0.45    $    0.72    $    0.69
At Dec. 31, 2002                           $    0.26     $    0.47     $    0.32    $    0.64    $    0.49
----------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                              12,969        24,849        17,310        4,159       16,764
At Dec. 31, 2002                              17,740        41,200        23,673        9,601       29,771
----------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $   5,794     $  15,760     $   7,787    $   3,011    $  11,529
At Dec. 31, 2002                           $   4,639     $  19,226     $   7,587    $   6,149    $  14,668
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                0.66%         0.78%           --         0.01%        0.04%
For the year ended Dec. 31, 2002                  --          0.72%           --         0.09%          --
----------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                0.90%         0.90%         0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002                0.90%         0.90%         0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001              (37.50%)      (25.00%)      (40.00%)     (25.00%)     (25.00%)
For the year ended Dec. 31, 2002              (42.22%)      (25.40%)      (28.89%)     (11.11%)     (28.99%)
----------------------------------------------------------------------------------------------------------

                                              FDS           FPH           FIN          FNO          FVS
                                           ---------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $    0.97     $    0.90     $    0.72    $    1.81    $    0.91
At Dec. 31, 2001                           $    0.91     $    0.93     $    0.51    $    1.25    $    0.60
At Dec. 31, 2002                           $    0.61     $    0.91     $    0.44    $    0.87    $    0.41
----------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                              13,315         4,713        12,062      229,366       14,087
At Dec. 31, 2002                              27,079         8,008        17,014      216,999       19,518
----------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $  12,083     $   4,367     $   6,138    $ 287,830    $   8,403
At Dec. 31, 2002                           $  16,607     $   7,300     $   7,411    $ 188,119    $   8,008
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  --         11.98%           --           --           --
For the year ended Dec. 31, 2002                  --         10.20%         0.60%          --           --
----------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                0.90%         0.90%         0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002                0.90%         0.90%         0.90%        0.90%        0.90%
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               (6.19%)        3.33%       (29.17%)     (30.94%)     (34.07%)
For the year ended Dec. 31, 2002              (32.97%)       (2.15%)      (13.73%)     (30.40%)     (31.67%)
----------------------------------------------------------------------------------------------------------

                                              FMI           FVA           FIC          FSP          F04
                                           ---------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $    1.15     $    1.26     $    0.74    $    1.06    $    3.23
At Dec. 31, 2001                           $    1.47     $    1.42     $    0.58    $    1.17    $    3.45
At Dec. 31, 2002                           $    1.27     $    1.26     $    0.49    $    0.96    $    3.70
----------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                               9,733        19,731         8,157        8,497        2,761
At Dec. 31, 2002                              30,316        39,900        21,097       23,134        2,565
----------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $  14,351     $  28,054     $   4,725    $   9,912    $   9,534
At Dec. 31, 2002                           $  38,595     $  50,193     $  10,437    $  22,248    $   9,490
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  --          0.14%           --         0.03%          --
For the year ended Dec. 31, 2002                  --          0.22%           --           --           --
----------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                0.90%         0.90%         0.90%        0.90%        1.15%
For the year ended Dec. 31, 2002                0.90%         0.90%         0.90%        0.90%        1.15%
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               27.83%        12.70%       (21.62%)      10.38%        6.81%
For the year ended Dec. 31, 2002              (13.61%)      (11.27%)      (15.52%)     (17.95%)       7.25%
----------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT --
             AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE(SM)

IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                    2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $23,209,226; 2001, $20,022,072)      $24,052,104   $20,157,137
      Common stocks, at fair value (cost: 2002, $19; 2001, $805)                                           21         1,704
   Mortgage loans on real estate                                                                    3,417,651     3,680,394
   Policy loans                                                                                       597,144       619,571
   Other investments                                                                                  752,558       621,897
                                                                                                      -------       -------
      Total investments                                                                            28,819,478    25,080,703
Cash and cash equivalents                                                                           4,424,061     1,150,251
Amounts recoverable from reinsurers                                                                   633,510       529,166
Amounts due from brokers                                                                                  501        90,794
Other accounts receivable                                                                              56,245        46,349
Accrued investment income                                                                             296,595       278,199
Deferred policy acquisition costs                                                                   3,309,783     3,107,187
Deferred income taxes, net                                                                                 --       156,308
Other assets                                                                                          117,788       123,246
Separate account assets                                                                            21,980,674    27,333,697
                                                                                                   ----------    ----------
Total assets                                                                                      $59,638,635   $57,895,900
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $23,411,314   $19,592,273
      Universal life-type insurance                                                                 3,515,010     3,433,904
      Traditional life insurance                                                                      247,441       241,165
      Disability income and long-term care insurance                                                1,466,171     1,227,172
   Policy claims and other policyholders' funds                                                        85,400        71,879
   Amounts due to brokers                                                                           3,342,989     1,740,031
   Deferred income taxes, net                                                                         182,059            --
   Other liabilities                                                                                  463,326       437,017
   Separate account liabilities                                                                    21,980,674    27,333,697
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,694,384    54,077,138
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                       1,088,327       688,327
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                 497,319        83,443
      Net unrealized derivative gains (losses)                                                            764         1,332
                                                                                                          ---         -----
         Total accumulated other comprehensive income                                                 498,083        84,775
   Retained earnings                                                                                3,354,841     3,042,660
                                                                                                    ---------     ---------
         Total stockholder's equity                                                                 4,944,251     3,818,762
                                                                                                    ---------     ---------
Total liabilities and stockholder's equity                                                        $59,638,635   $57,895,900
                                                                                                  ===========   ===========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                               2002         2001          2000
Revenues
Premiums:
   Traditional life insurance                                                      $   67,978   $   59,415   $   56,187
   Disability income and long-term care insurance                                     273,737      255,428      231,311
                                                                                      -------      -------      -------
      Total premiums                                                                  341,715      314,843      287,498
Net investment income                                                               1,561,856    1,485,688    1,730,605
Policyholder and contractholder charges                                               522,777      489,583      438,127
Management and other fees                                                             404,787      473,406      598,168
Net realized loss on investments                                                       (4,507)    (649,752)     (16,975)
                                                                                       ------     --------      -------
      Total revenues                                                                2,826,628    2,113,768    3,037,423
                                                                                    ---------    ---------    ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                          36,881       35,519       29,042
   Universal life-type insurance and investment contracts                             221,544      175,247      131,467
   Disability income and long-term care insurance                                      52,962       44,725       40,246
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                           2,768        7,231        5,765
   Disability income and long-term care insurance                                     134,605      123,227      113,239
Interest credited on universal life-type insurance and investment contracts         1,157,636    1,137,636    1,169,641
Amortization of deferred policy acquisition costs                                     312,402      371,342      362,106
Other insurance and operating expenses                                                437,823      407,798      378,653
                                                                                      -------      -------      -------
      Total benefits and expenses                                                   2,356,621    2,302,725    2,230,159
                                                                                    ---------    ---------    ---------
Income (loss) before income tax expense (benefit) and
   cumulative effect of accounting change                                             470,007     (188,957)     807,264
Income tax expense (benefit)                                                           87,826     (145,222)     221,627
                                                                                       ------     --------      -------
Income (loss) before cumulative effect of accounting change                           382,181      (43,735)     585,637
Cumulative effect of accounting change (net of income tax benefit of $11,532)              --      (21,416)          --
                                                                                   ----------   ----------   ----------
Net income (loss)                                                                  $  382,181   $  (65,151)  $  585,637
                                                                                   ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                  Capital     paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)         stock      capital     net of tax     earnings      equity
Balance, January 1, 2000                                         $3,000   $   288,327    $(411,230)   $2,932,174    $2,812,271
Comprehensive income:
   Net income                                                        --            --           --       585,637       585,637
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($5,154)
     and income tax expense of ($46,921)                             --            --       87,138            --        87,138
   Reclassification adjustment for gains included in
     net income, net of income tax expense of $5,192                 --            --       (9,642)           --        (9,642)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --       77,496            --        77,496
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       663,133
Cash dividends                                                       --            --           --      (410,000)     (410,000)
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2000                                        3,000       288,327     (333,734)    3,107,811     3,065,404
Comprehensive income:
   Net loss                                                          --            --           --       (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133, net of
     income tax benefit of $626                                      --            --       (1,162)           --        (1,162)
   Net unrealized holding losses on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($20,191)
     and income tax benefit of $6,064                                --            --      (11,262)           --       (11,262)
   Reclassification adjustment for losses on
     available-for-sale securities included in net loss,
     net of income tax benefit of $228,003                           --            --      423,434            --       423,434
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,038       --            --        7,499            --         7,499
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      418,509            --       418,509
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       353,358
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2001                                        3,000       688,327       84,775     3,042,660     3,818,762
Comprehensive income:
   Net income                                                        --            --           --       382,181       382,181
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($75,351)
     and income tax expense of ($228,502)                            --            --      424,360            --       424,360
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $5,645                                               --            --      (10,484)           --       (10,484)
   Reclassification adjustment for gains on derivatives
     included in net income, net of income tax expense of $305       --            --         (568)           --          (568)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      413,308            --       413,308
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       795,489
Cash dividends                                                       --            --           --       (70,000)      (70,000)
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------
Balance, December 31, 2002                                       $3,000    $1,088,327    $ 498,083    $3,354,841    $4,944,251
                                                                 ======    ==========    =========    ==========    ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2002               2001             2000
Cash flows from operating activities
Net income (loss)                                                                 $    382,181       $   (65,151)     $   585,637
Adjustments to reconcile net income (loss) to net cash
   provided by operating activities:
   Cumulative effect of accounting change, net of tax                                       --            21,416               --
   Policy loans, excluding universal life-type insurance:
     Issuance                                                                          (35,345)          (43,687)         (61,313)
     Repayment                                                                          49,256            54,004           56,088
   Change in amounts recoverable from reinsurers                                      (104,344)         (112,686)         (89,312)
   Change in other accounts receivable                                                  (9,896)           (4,025)           6,254
   Change in accrued investment income                                                  (5,139)           56,729            8,521
   Change in deferred policy acquisition costs, net                                   (277,947)         (175,723)        (291,634)
   Change in liabilities for future policy benefits for traditional life,
     disability income and long-term care insurance                                    245,275           223,177          206,377
   Change in policy claims and other policyholder's funds                               13,521            19,812           27,467
   Deferred income tax provision (benefit)                                             116,995          (246,205)          37,704
   Change in other liabilities                                                          26,309           (24,509)        (120,256)
   Amortization of premium, net                                                         65,869           108,958           37,909
   Net realized loss on investments                                                      4,507           649,752           16,975
   Policyholder and contractholder charges, non-cash                                  (232,725)         (217,496)        (151,745)
   Other, net                                                                           13,820           (83,023)          (9,279)
                                                                                       -------           -------          -------
     Net cash provided by operating activities                                         252,337           161,343          259,393
                                                                                       -------           -------          -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --                --           (4,487)
   Maturities, sinking fund payments and calls                                              --                --          589,742
   Sales                                                                                    --                --           50,067
Available-for-sale securities:
   Purchases                                                                       (16,287,891)       (9,477,740)      (1,454,010)
   Maturities, sinking fund payments and calls                                       3,078,509         2,706,147        1,019,403
   Sales                                                                            10,093,228         5,493,141        1,237,116
Other investments, excluding policy loans:
   Purchases                                                                          (543,843)         (442,876)        (706,082)
   Sales                                                                               509,588           370,636          435,633
Change in amounts due from brokers                                                      90,293           (75,492)         (15,157)
Change in amounts due to brokers                                                     1,602,958         1,293,684          298,236
                                                                                     ---------         ---------          -------
     Net cash (used in) provided by investing activities                            (1,457,158)         (132,500)       1,450,461
                                                                                    ----------          --------        ---------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           4,638,111         2,088,114        1,842,026
   Surrenders and other benefits                                                    (1,655,631)       (2,810,401)      (3,974,966)
   Interest credited to account balances                                             1,157,636         1,137,636        1,169,641
Universal life-type insurance policy loans:
   Issuance                                                                            (80,831)          (83,720)        (134,107)
   Repayment                                                                            89,346            72,805           82,193
Capital contribution                                                                   400,000           400,000               --
Dividends paid                                                                         (70,000)               --         (410,000)
                                                                                     ---------           -------       ----------
     Net cash provided by (used in) financing activities                             4,478,631           804,434       (1,425,213)
                                                                                     ---------           -------       ----------
Net increase in cash and cash equivalents                                            3,273,810           833,277          284,641
Cash and cash equivalents at beginning of year                                       1,150,251           316,974           32,333
                                                                                     ---------           -------       ----------
Cash and cash equivalents at end of year                                          $  4,424,061       $ 1,150,251      $   316,974
                                                                                  ============       ===========      ===========
Supplemental disclosures:
   Income taxes paid                                                              $         --       $        --      $   225,704
   Interest on borrowings                                                                7,906            23,688            3,299
                                                                                     ---------           -------       ----------

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota whose products are primarily distributed through branded financial advisors. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, which issues fixed and variable annuity contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks. American Centurion Life Assurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others in New York and through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks, in New York. American Partners Life Insurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others who reside in states other than New York. The Company also wholly-owns IDS REO 1, LLC and American Express Corporation. These subsidiaries hold real estate, mortgage loans on real estate and/or affordable housing investments.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index. The Company also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life), single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default, or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized loss on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Investments -- Other investments

Included in Other investments are affordable housing investments, trading securities, syndicated loans and real estate. Affordable housing investments are carried at amortized cost as the Company has no influence over the operating or financial policies of the general partner. Trading securities are held at fair market value with changes in value recognized in the Consolidated Statements of Income within Net investment income. Syndicated loans reflect principal amounts outstanding less reserves for losses and real estate is carried at its estimated fair value.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rate, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $40,000 in 2002 and $33,600 in 2001, with a net decrease in amortization of $12,300 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $37,361, $16,202 and $835, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance, principally term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 10% of the mortality risk on new life insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB's) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, which is reflected as a cumulative effect of accounting change in the Consolidated Statement of Income.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will consolidate or disclose information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to structured investments, including CDOs and secured loan trusts (SLTs), which are owned by the Company. The application of FIN 46 for CDOs and SLTs will have no effect on the cash flows of the Company. The CDO entities contain debt issued to investors, which are non-recourse to the Company and are solely supported by portfolios of high-yield bonds and loans. The Company often invests in the residual and rated debt tranches of the CDO structures that are either managed by a related party or a third-party. With regards to those CDOs in which the Company owns a residual tranche and which a related party manages, the portfolios of high-yield bonds and loans have a fair value at December 31, 2002 of approximately $2.0 billion for the benefit of the $2.7 billion in CDO debt investors.

Substantially all of the Company's interest in the rated debt tranches along with rated tranches owned by AEFC were placed in a securitization trust described in Note 2. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of up to $3.3 billion in high-yield loans. Currently, the underlying portfolio consists of $2.9 billion in high-yield loans with a market value of $2.6 billion, which are managed by a related party.

While the potential consolidation of these entities may impact the results of operations at adoption and for each reporting period thereafter, the Company's maximum exposure to economic loss as a result of its investment in these entities is represented by the carrying values at December 31, 2002 because any further reduction in the value of the assets will be absorbed by the non-recourse debt or other unrelated entities. The CDO residual tranches have an adjusted cost basis of $13,363 and the SLTs have an adjusted cost basis of $656,565.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs, including affordable housing investments. The impact of adopting FIN 46 on the Consolidated Financial Statements is still being reviewed.

IDS Life Insurance Company
-------------------------------------------------------------------------------

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31,
2002:
                                                                   Gross            Gross
                                                   Amortized    unrealized       unrealized    Fair
                                                     cost          gains           losses      value
Fixed maturities:
   U.S. Government agency obligations            $    84,075    $   12,015       $    687   $    95,403
   State and municipal obligations                    29,202         2,522             --        31,724
   Corporate bonds and obligations                 9,614,296       611,060        116,345    10,109,011
   Mortgage and other asset-backed securities     12,145,797       393,342         10,067    12,529,072
   Structured investments                          1,306,245         2,112         59,101     1,249,256
   Foreign government bonds and obligations           29,611         8,027             --        37,638
                                                 -----------    ----------       --------   -----------
Total fixed maturity securities                  $23,209,226    $1,029,078       $186,200   $24,052,104
                                                 ===========    ==========       ========   ===========
Common stocks                                    $        19    $        2       $     --   $        21
                                                 ===========    ==========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                     Amortized       Fair
                                                       cost          value
Due within one year                              $   768,066   $   779,833
Due from one to five years                         2,740,513     2,887,899
Due from five to ten years                         5,865,084     6,165,165
Due in more than ten years                         1,689,766     1,690,135
Mortgage and other asset-backed securities        12,145,797    12,529,072
                                                  ----------    ----------
   Total                                         $23,209,226   $24,052,104
                                                 ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                     Gross          Gross
                                                     Amortized    unrealized     unrealized       Fair
                                                       cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations            $    31,074      $  2,190       $     56  $     33,208
   State and municipal obligations                     7,826           149             --         7,975
   Corporate bonds and obligations                10,281,693       272,539        113,061    10,441,171
   Mortgage and other asset-backed securities      8,292,576       103,109         32,801     8,362,884
   Structured investments                          1,377,195         3,793        105,304     1,275,684
   Foreign government bonds and obligations           31,708         4,507             --        36,215
                                                 -----------      --------       --------   -----------
Total fixed maturity securities                  $20,022,072      $386,287       $251,222   $20,157,137
                                                 -----------      --------       --------   -----------
Common stocks                                    $       805      $    899      $      --   $     1,704
                                                 ===========      ========      =========   ===========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $14,523 and $14,639, respectively, were on deposit with various states as required by law.

IDS Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 84 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $1.4 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                               2002               2001
AAA                                                   53%                45%
AA                                                     1                  1
A                                                     14                 15
BBB                                                   25                 34
Below investment grade                                 7                  5
                                                     ---                ---
   Total                                             100%               100%
                                                     ===                ===

At December 31, 2002, approximately 93% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $10,093,228 and gross realized gains and losses of $297,477 and $135,824, respectively. Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,565 and $390,732, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $21,147, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $145,524, $348,730, and $38,816 respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $842,880 and $135,964, respectively, with the $706,916 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $667,340 and $122,196, respectively.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, $623,958 of these losses are included in Net realized losses on investments and $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. As of December 31, 2002, the retained interests had a carrying value of approximately $562,000, of which approximately $388,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 12% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Region                             sheet        commitments         sheet      commitments
East North Central             $  611,886        $    --       $  670,387       $ 1,873
West North Central                493,310         25,500          549,015            --
South Atlantic                    765,443          2,800          815,837         9,490
Middle Atlantic                   318,699         19,100          352,821         9,363
New England                       227,150          5,800          274,486         8,700
Pacific                           355,622          5,250          355,945        14,618
West South Central                210,435          1,000          214,000           600
East South Central                 63,859             --           55,798            --
Mountain                          406,459             --          413,053            27
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Property type                      sheet        commitments         sheet      commitments
Department/retail stores       $  991,984        $20,722       $1,117,195       $13,200
Apartments                        622,185             --          694,214        11,531
Office buildings                1,178,434         25,628        1,203,090         7,650
Industrial buildings              344,604         13,100          333,713         2,263
Hotels/motels                     102,184             --          108,019            --
Medical buildings                  95,189             --          106,927         6,000
Nursing/retirement homes           35,873             --           39,590            --
Mixed use                          54,512             --           86,972            27
Other                              27,898             --           11,622         4,000
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $33,130, $39,601 and $24,999, respectively, with related reserves of $9,100, $7,225 and $4,350, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $36,583, $24,498 and $27,063, respectively.

The Company recognized $1,090, $1,285 and $1,033 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the reserves for mortgage loan losses:

                                          2002            2001          2000
Balance, January 1                       $20,948        $11,489      $ 28,283
Provision for mortgage loan losses        14,264         14,959       (14,894)
Loan payoffs                                  --             --        (1,200)
Foreclosures and write-offs                   --         (5,500)         (700)
                                         -------        -------      --------
Balance, December 31                     $35,212        $20,948      $ 11,489
                                         =======        =======      ========

Sources of investment income and realized losses on investments

Net investment income for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Income on fixed maturities            $1,331,547     $1,276,966    $1,473,560
Income on mortgage loans                 274,524        290,608       286,611
Other                                    (15,642)       (41,927)        9,834
                                      ----------     ----------    ----------
                                       1,590,429      1,525,647     1,770,005
Less investment expenses                  28,573         39,959        39,400
                                      ----------     ----------    ----------
   Total                              $1,561,856     $1,485,688    $1,730,605
                                      ==========     ==========    ==========

Net realized losses on investments for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Fixed maturities                        $ 16,129      $(622,897)     $(34,862)
Mortgage loans                           (15,586)       (17,834)       16,794
Other investments                         (5,050)        (9,321)        1,093
                                        --------      ---------      --------
   Total                                $ (4,507)     $(649,752)     $(16,975)
                                        ========      =========      ========

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:
                                                                                        2002            2001          2000
Federal income taxes
   Current                                                                            $(30,648)     $  88,121      $176,397
   Deferred                                                                            116,996       (234,673)       37,704
                                                                                      --------      ---------      --------
                                                                                        86,348       (146,552)      214,101
State income taxes -- current                                                            1,478          1,330         7,526
                                                                                      --------      ---------      --------
Income tax expense (benefit) before cumulative effect of accounting change              87,826       (145,222)      221,627
Cumulative effect of accounting change income tax benefit                                   --        (11,532)           --
                                                                                      --------      ---------      --------
Income tax expense (benefit)                                                          $ 87,826      $(156,754)     $221,627
                                                                                      ========      =========      ========

Income tax expense (benefit) before the cumulative effect of accounting change differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                    2001                    2000
                                                       Provision    Rate     Provision       Rate       Provision     Rate
Federal income taxes based on the statutory rate      $164,502      35.0%   $ (66,136)      (35.0)%    $282,542       35.0%
Tax-exempt interest and dividend income                 (5,260)     (1.1)      (4,663)       (2.5)       (3,788)      (0.5)
State taxes, net of federal benefit                        961       0.2          865         0.4         4,892        0.6
Affordable housing credits                             (70,000)    (14.9)     (73,200)      (38.7)      (54,569)      (6.8)
Other, net                                              (2,377)     (0.5)      (2,088)       (1.1)       (7,450)      (0.8)
                                                      --------      ----    ---------       -----      --------       ----
Total income taxes                                    $ 87,826      18.7%   $(145,222)      (76.9)%    $221,627       27.5%
                                                      ========      ====    =========       =====      ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2002, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002         2001
Deferred income tax assets:
   Policy reserves                                       $  683,144   $  705,637
   Other investments                                        319,829      333,857
   Other                                                     29,789       24,640
                                                          ---------    ---------
Total deferred income tax assets                          1,032,762    1,064,134
                                                          ---------    ---------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        929,751      861,892
   Net unrealized gain -- available-for-sale securities     267,787       45,934
   Other                                                     17,283           --
                                                          ---------    ---------
Total deferred income tax liabilities                     1,214,821      907,826
                                                          ---------    ---------
Net deferred income tax (liability) asset                $ (182,059)  $  156,308
                                                         ==========   ==========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned surplus aggregated $1,323,324 and $1,262,335 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2003 in excess of $240,838 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2002           2001          2000
Statutory net income (loss)            $  159,794   $  (317,973)   $  344,973
Statutory capital and surplus           2,408,379     1,947,350     1,778,306
                                        ---------     ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries adopted the provisions of the revised manual, with the exception of certain provisions not adopted by its subsidiaries organized in the state of New York. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $39,997 to the Company's statutory-basis capital and surplus as of January 1, 2001. Effective January 1, 2002 the Company's subsidiaries organized in the state of New York adopted additional provisions of the manual which resulted in an increase of $5,597 to the Company's statutory-basis capital and surplus as of January 1, 2002.

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2002 and 2001. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2002, 2001 and 2000.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $294, $263 and $250 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $1,411, $662 and $1,707, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2002, 2001 and 2000 was $1,835, $1,011 and $1,136, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $526,081, $505,526 and $582,836 for 2002, 2001 and 2000, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 are $55,602 and $68,919, respectively, payable to AEFC for federal income taxes.

6. LINES OF CREDIT

The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 and 2001.

7. COMMITMENTS AND CONTINGENCIES

At December 31, 2002, 2001 and 2000, traditional life and universal life-type insurance in force aggregated $119,173,734, $108,255,014 and $98,060,472 respectively, of which $38,008,734, $25,986,706 and $17,429,851 was reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $129,345, $114,534 and $89,506 and reinsurance recovered from reinsurers amounted to $60,567, $43,388, and $32,500 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company and its affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. A fourth lawsuit was filed against the Company and its affiliates in federal court. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

IDS Life Insurance Company
-------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2002. The interest rate caps expire in January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term (equity-indexed annuities). The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The equity indexed annuities contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates through 2009.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchange traded, exposing the Company to no counterparty risk. The futures contracts mature in 2003.

Index options may be used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2002 related to this strategy.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                         2001
                                                         Carrying          Fair         Carrying        Fair
Financial Assets                                           value           value          value         value
Fixed maturities                                      $24,052,104    $24,052,104    $20,157,137   $20,157,137
Common stocks                                                  21             21          1,704         1,704
Mortgage loans on real estate                           3,417,651      3,815,362      3,680,394     3,845,950
Cash and cash equivalents                               4,424,061      4,424,061      1,150,251     1,150,251
Other investment                                          110,574        108,813         75,721        75,721
Derivatives                                                24,016         24,016         34,477        34,477
Separate account assets                                21,980,674     21,980,674     27,333,697    27,333,697
                                                       ----------     ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities            $21,911,497    $21,282,750    $18,139,462   $17,671,777
Derivatives                                                 9,099          9,099          2,506         2,506
Separate account liabilities                           19,391,316     18,539,425     24,280,092    23,716,854
                                                       ----------     ----------     ----------    ----------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,432,294 and $1,368,254, respectively, and policy loans of $67,523 and $84,557, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $2,589,358 and $3,053,605, respectively.



                                                            S-6194-20 AD (5/03)

                          PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Board Resolution for establishment of 41 subaccounts dated April 25, 2000 filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(4) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(b)      Not applicable.

(c)(1) Form of Division of Vice President's Employment Agreement dated November 1991, filed electronically as Exhibit 3(b)(1) to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

(c)(2) Form of District Manager's Rider to IDS Life Insurance Company, Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)2 to Post-Effective Amendment No. 33-11165 is incorporated herein by reference.

(c)(3) Form of Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)(3) to Post Effective No. 13, File No. 33-11165 is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy filed with the Original Registration Statement (File No. 33-11165) on or about December 31, 1986 is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit 1.A. (10) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-11165 is incorporated herein by reference.

(f)(1) Certificate of Incorporation of IDS Life Insurance Company, dated July 23, 1957, filed electronically as Exhibit 1.A. (6)(a) to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(2) Amended By-Laws of IDS Life Insurance Company, filed electronically to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated by reference.

(h)(1) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(3) Copy of Participation Agreement among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated March 1, 2000, filed electronically as Exhibit 8.15 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-83456 filed on or about May 28, 2002 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(5) Copy of Participation Agreement by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated April 14, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement dated October 1, 2002, among Variable Insurance Products Funds, Fidelity Distributors Corporation and IDS Life Insurance Company and is filed electronically herewith.

(h)(10) Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Retirement Series, Inc., dated Sept.1, 1999, filed electronically as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(15) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(16) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(18) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company, dated August 30, 1999, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i)      Not applicable

(j)      Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m) Calculations of Illustrations for VUL are filed electronically herewith.

(n) Consent of Independent Auditors for VUL dated April 25, 2003 is filed electronically herewith.

(o)      Not applicable.

(p)      Not applicable.

(q) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777.

(r)(1)   Power of Attorney to sign amendments to this Registration Statement
         dated  April  9,  2002  filed   electronically   as  Exhibit  7(c)  to
         Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(r)(2) Power of Attorney to sign amendments to this Registration Statement dated September 11, 2002 filed electronically as Exhibit 7(b) to Post-Effective Amendment No. 5 to Registration Statement No. 333-69777 is incorporated herein by reference.

(r)(3) Power of Attorney to sign amendments to this Registration Statement dated April 16, 2003 is filed electronically herewith.

Item 28. Directors and Officers of the Depositor (IDS Life Insurance Company)

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President


Walter S. Berman                                       Interim Treasurer


Barbara H. Fraser                                      Director, Chairman of the Board
                                                       and Chief Executive Officer

Lorraine R. Hart                                       Vice President, Investments


Eric L. Marhoun                                        Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Timothy S. Meehan                                      Secretary


Jeryl A. Millner                                       Vice President and Controller


Mary Ellyn Minenko                                     Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Barry J. Murphy                                        Director


Teresa J. Rasmussen                                    Vice President, General Counsel
                                                       and Assistant Secretary

Stephen W. Roszell                                     Director


Bridget Sperl                                          Executive Vice President - Client
                                                       Service

John T. Sweeney                                        Director and Executive Vice President - Finance


Beth E. Weimer                                         Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage                                                      Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency - WI                           Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas                                                   Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company Investors Syndicate Development Corporation             Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 30. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Walter S. Berman                      Interim Treasurer

     Barbara H. Fraser                     Director, Chairman of the Board
                                           and Chief Executive Officer

     Lorraine R. Hart                      Vice President, Investments

     Eric L. Marhoun                       Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Timothy S. Meehan                     Secretary

     Jeryl A. Millner                      Vice President and Controller

     Mary Ellyn Minenko                    Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Barry J. Murphy                       Director

     Teresa J. Rasmussen                   Vice President, General Counsel
                                           and Assistant Secretary

     Stephen W. Roszell                    Director

     Bridget Sperl                         Executive Vice President - Client
                                           Service

     John T. Sweeney                       Director and Executive
                                           Vice President - Finance

     Beth E. Weimer                        Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 32. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company) at 70100 AXP Financial Center Minneapolis, Minnesota 55474.

Item 33. Management Services

Not Applicable.

Item 34. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 29th day of April, 2003.

                     IDS Life Variable Life Separate Account
                                  (Registrant)

                         By: IDS Life Insurance Company
                                   (Depositor)

                         By: /s/ Timothy V. Bechtold*
                             -------------------------
                                 Timothy V. Bechtold, President
                                 (Name of Officer of the Depositor)


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of April, 2003.

Signature                                     Title

/s/  Gumer C. Alvero*                         Director
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Barbara H. Fraser**                      Chairman of the Board of Directors
------------------------------------          and Chief Executive Officer
     Barbara H. Fraser                        (Chief Executive Officer)

/s/  Jeryl A. Millner***                      Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Barry J. Murphy*                         Director
------------------------------------
     Barry J. Murphy

/s/  Stephen W. Roszell*                      Director
-----------------------------------
     Stephen W. Roszell

/s/  John T. Sweeney*                         Director and Executive
------------------------------------          Vice President - Finance
     John T. Sweeney                          (Principal Financial Officer)

*    Signed  pursuant to Power of Attorney  dated April 9, 2002 as Exhibit  1.A.
     (12) to Registrant's Post-Effective Amendment No. 5 on Form S-6 (333-69777) is herein incorporated by reference.

** Signed pursuant to Power of Attorney dated September 11, 2002 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 5 on Form S-6 (333-69777) is herein incorporated by reference:

*** Signed pursuant to Power of Attorney dated April 16, 2003 and is filed electronically herewith as Exhibit (r)(3).

By:



/s/ Mary Ellyn Minenko
-----------------------
    Mary Ellyn Minenko
    Counsel